Quarterly Holdings Report
for

Fidelity® Total Bond Fund

May 31, 2019

TBD-QTLY-0719
1.800361.115

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 33.9%
		Principal Amount(a)	Value
Convertible Bonds - 0.0%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
DISH Network Corp.:
2.375% 3/15/24		$3,638,000	$3,156,192
3.375% 8/15/26		1,918,000	1,762,410
			4,918,602
Nonconvertible Bonds - 33.9%
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 1.1%
Altice Finco SA 7.625% 2/15/25 (b)		5,099,000	4,703,828
AT&T, Inc.:
2.45% 6/30/20		7,195,000	7,176,792
3% 6/30/22		7,993,000	8,054,865
3.4% 5/15/25		25,177,000	25,440,642
3.6% 2/17/23		26,826,000	27,516,583
3.6% 7/15/25 (c)		4,081,000	4,161,167
4.45% 4/1/24		1,500,000	1,600,625
4.5% 3/9/48		8,039,000	7,739,320
5.15% 11/15/46		12,000,000	12,577,875
6.2% 3/15/40 (c)		7,512,000	8,861,809
6.3% 1/15/38		10,617,000	12,568,505
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		976,000	976,293
BellSouth Capital Funding Corp. 7.875% 2/15/30		25,000	31,211
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (b)		2,850,000	2,835,750
7.5% 10/15/26 (b)		5,875,000	6,021,875
Colombia Telecomunicaciones SA 5.375% 9/27/22 (b)		651,000	660,374
Frontier Communications Corp. 8% 4/1/27 (b)		5,385,000	5,586,938
GTH Finance BV 7.25% 4/26/23 (b)		2,560,000	2,760,806
Iliad SA 0.625% 11/25/21 (Reg. S)	EUR	8,500,000	9,418,176
Level 3 Communications, Inc. 5.75% 12/1/22		3,067,000	3,074,668
Level 3 Financing, Inc.:
5.375% 1/15/24		7,175,000	7,192,938
5.375% 5/1/25		1,758,000	1,760,198
Oztel Holdings SPC Ltd. 5.625% 10/24/23 (b)		538,000	542,059
Qwest Corp. 6.75% 12/1/21		1,650,000	1,742,813
Sable International Finance Ltd. 6.875% 8/1/22 (b)		808,000	829,889
SFR Group SA:
6.25% 5/15/24 (b)		5,358,000	5,431,673
7.375% 5/1/26 (b)		5,971,000	5,832,921
8.125% 2/1/27 (b)		3,701,000	3,696,374
Telecom Italia Capital SA:
6% 9/30/34		1,570,000	1,464,025
6.375% 11/15/33		885,000	851,813
Telecom Italia SpA:
4% 4/11/24 (Reg. S)	EUR	2,200,000	2,550,544
5.303% 5/30/24 (b)		8,625,000	8,527,538
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		625,000	643,003
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		7,200,000	7,095,600
Turk Telekomunikasyon A/S:
3.75% 6/19/19 (b)		790,000	786,386
6.875% 2/28/25 (b)		625,000	588,813
U.S. West Communications 7.25% 9/15/25		1,800,000	1,961,812
Verizon Communications, Inc.:
4.862% 8/21/46		10,531,000	11,604,136
5.012% 4/15/49		5,836,000	6,596,603
5.5% 3/16/47		22,998,000	27,783,657
			249,250,897
Entertainment - 0.1%
NBCUniversal, Inc.:
4.45% 1/15/43		6,238,000	6,572,299
5.15% 4/30/20		7,399,000	7,567,793
5.95% 4/1/41		4,363,000	5,440,127
The Walt Disney Co.:
6.15% 3/1/37 (b)		4,759,000	6,319,378
7.75% 12/1/45 (b)		3,932,000	6,396,816
			32,296,413
Media - 1.9%
Altice Financing SA:
6.625% 2/15/23 (b)		1,771,000	1,797,565
7.5% 5/15/26 (b)		12,063,000	11,794,357
Altice SA 7.75% 5/15/22 (b)		3,450,000	3,510,375
Cablevision SA 6.5% 6/15/21 (b)		645,000	625,650
Cablevision Systems Corp. 5.875% 9/15/22		1,988,000	2,056,984
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (b)		4,074,000	4,032,038
5% 2/1/28 (b)		12,200,000	12,078,000
5.125% 2/15/23		720,000	725,422
5.125% 5/1/23 (b)		6,996,000	7,063,861
5.125% 5/1/27 (b)		7,097,000	7,101,436
5.375% 5/1/25 (b)		880,000	898,436
5.5% 5/1/26 (b)		7,769,000	7,956,388
5.75% 1/15/24		5,915,000	6,018,513
5.75% 2/15/26 (b)		7,122,000	7,389,075
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22		13,008,000	13,485,093
4.908% 7/23/25		13,008,000	13,762,941
5.375% 5/1/47		32,692,000	32,769,416
6.484% 10/23/45		5,223,000	5,886,482
Comcast Corp.:
3.9% 3/1/38		3,341,000	3,383,942
3.969% 11/1/47		10,806,000	10,707,268
4.6% 8/15/45		8,807,000	9,523,419
4.65% 7/15/42		7,870,000	8,676,023
6.45% 3/15/37		1,399,000	1,825,554
CSC Holdings LLC:
5.25% 6/1/24		2,729,000	2,750,286
5.375% 7/15/23 (b)		6,090,000	6,181,350
5.5% 5/15/26 (b)		4,409,000	4,473,812
5.5% 4/15/27 (b)		2,577,000	2,620,938
6.75% 11/15/21		5,240,000	5,587,150
7.5% 4/1/28 (b)		3,026,000	3,222,690
7.75% 7/15/25 (b)		9,531,000	10,138,601
DISH DBS Corp.:
5.875% 7/15/22		2,548,000	2,504,174
5.875% 11/15/24		8,151,000	7,328,157
7.75% 7/1/26		863,000	790,077
E.W. Scripps Co. 5.125% 5/15/25 (b)		1,988,000	1,868,720
Fox Corp.:
3.666% 1/25/22 (b)		2,306,000	2,364,569
4.03% 1/25/24 (b)		4,055,000	4,247,908
4.709% 1/25/29 (b)		5,868,000	6,417,366
5.476% 1/25/39 (b)		5,787,000	6,595,669
5.576% 1/25/49 (b)		3,840,000	4,481,944
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		1,164,000	1,156,143
4.875% 4/11/22 (b)		360,000	366,107
5.125% 3/31/27 (b)		370,000	362,138
iHeartCommunications, Inc.:
6.375% 5/1/26		78,393	81,431
8.375% 5/1/27		142,088	148,660
Lagardere S.C.A.:
1.625% 6/21/24 (Reg. S)	EUR	3,100,000	3,431,131
2.75% 4/13/23 (Reg. S)	EUR	4,400,000	5,107,355
MDC Partners, Inc. 6.5% 5/1/24 (b)		5,816,000	5,321,640
Nielsen Co. SARL (Luxembourg):
5% 2/1/25 (b)		2,504,000	2,438,520
5.5% 10/1/21 (b)		561,000	559,598
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)		5,574,000	5,526,788
Sirius XM Radio, Inc.:
3.875% 8/1/22 (b)		3,880,000	3,850,900
4.625% 5/15/23 (b)		6,125,000	6,167,691
5% 8/1/27 (b)		5,281,000	5,201,785
5.375% 4/15/25 (b)		4,109,000	4,137,845
6% 7/15/24 (b)		4,182,000	4,297,841
Time Warner Cable, Inc.:
4% 9/1/21		12,918,000	13,176,946
4.5% 9/15/42		20,648,000	18,309,997
5.5% 9/1/41		8,265,000	8,271,986
5.875% 11/15/40		10,540,000	10,906,590
6.55% 5/1/37		29,622,000	32,789,259
7.3% 7/1/38		24,672,000	28,887,366
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		5,831,000	5,685,108
Virgin Media Secured Finance PLC 5.5% 8/15/26 (b)		2,762,000	2,774,926
VTR Finance BV 6.875% 1/15/24 (b)		2,909,000	2,980,489
Ziggo Bond Finance BV:
5.875% 1/15/25 (b)		4,982,000	4,944,635
6% 1/15/27 (b)		3,571,000	3,468,334
Ziggo Secured Finance BV 5.5% 1/15/27 (b)		8,495,000	8,282,625
			433,275,483
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV 3.125% 7/16/22		5,873,000	5,931,730
Citizens Utilities Co. 7.05% 10/1/46		6,489,000	3,439,170
Comcel Trust 6.875% 2/6/24 (b)		2,464,000	2,545,066
Digicel Group Ltd. 6.75% 3/1/23 (b)		806,000	532,968
Intelsat Jackson Holdings SA 8.5% 10/15/24 (b)		4,545,000	4,420,013
Millicom International Cellular SA:
6% 3/15/25 (b)		1,398,000	1,452,173
6.625% 10/15/26 (b)		10,781,000	11,608,657
6.625% 10/15/26 (Reg. S)		350,000	376,870
MTN (Mauritius) Investments Ltd.:
5.373% 2/13/22 (b)		525,000	536,156
6.5% 10/13/26 (b)		424,000	448,380
MTS International Funding Ltd. 5% 5/30/23 (b)		859,000	874,033
Neptune Finco Corp. 6.625% 10/15/25 (b)		2,105,000	2,206,987
Sprint Communications, Inc. 6% 11/15/22		8,846,000	9,025,751
Sprint Corp. 7.875% 9/15/23		18,768,000	20,160,023
T-Mobile U.S.A., Inc.:
4.5% 2/1/26		2,583,000	2,547,484
6.375% 3/1/25		3,096,000	3,208,540
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		1,258,000	1,264,290
			70,578,291
TOTAL COMMUNICATION SERVICES			785,401,084
CONSUMER DISCRETIONARY - 1.1%
Auto Components - 0.0%
Metalsa SA de CV 4.9% 4/24/23 (b)		2,803,000	2,772,966
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	6,313,000	6,301,469
			9,074,435
Automobiles - 0.4%
General Motors Financial Co., Inc.:
3.15% 1/15/20		17,361,000	17,387,910
3.2% 7/13/20		12,869,000	12,906,640
3.5% 7/10/19		6,856,000	6,861,489
4% 1/15/25		11,521,000	11,397,118
4.2% 3/1/21		16,735,000	17,005,587
4.25% 5/15/23		3,453,000	3,510,598
4.375% 9/25/21		30,556,000	31,304,817
			100,374,159
Diversified Consumer Services - 0.1%
Bonitron Designated Activity Co. 8.75% 10/30/22 (b)		1,535,000	1,597,083
Frontdoor, Inc. 6.75% 8/15/26 (b)		2,244,000	2,356,200
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23		5,393,000	5,677,238
Laureate Education, Inc. 8.25% 5/1/25 (b)		6,345,000	6,836,738
Service Corp. International 5.125% 6/1/29		2,220,000	2,258,339
			18,725,598
Hotels, Restaurants & Leisure - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (b)		1,870,000	1,846,625
5% 10/15/25 (b)		3,361,000	3,293,780
Aramark Services, Inc.:
4.75% 6/1/26		4,603,000	4,574,231
5.125% 1/15/24		1,605,000	1,624,725
Eldorado Resorts, Inc.:
6% 4/1/25		4,324,000	4,394,611
6% 9/15/26		615,000	632,429
ESH Hospitality, Inc. 5.25% 5/1/25 (b)		1,169,000	1,169,000
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25		3,243,000	3,424,446
Golden Entertainment, Inc. 7.625% 4/15/26 (b)		3,895,000	3,891,300
Golden Nugget, Inc. 6.75% 10/15/24 (b)		8,330,000	8,267,525
Hilton Escrow Issuer LLC 4.25% 9/1/24		4,638,000	4,577,799
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		1,644,000	1,650,165
4.875% 4/1/27		975,000	980,645
MCE Finance Ltd. 4.875% 6/6/25 (b)		7,973,000	7,893,948
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26		10,728,000	10,456,582
4.5% 1/15/28		3,959,000	3,731,358
5.75% 2/1/27 (b)		1,410,000	1,452,300
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23		597,000	599,985
Scientific Games Corp.:
5% 10/15/25 (b)		3,249,000	3,200,265
10% 12/1/22		2,618,000	2,745,628
Stars Group Holdings BV 7% 7/15/26 (b)		13,265,000	13,646,369
Station Casinos LLC 5% 10/1/25 (b)		2,733,000	2,630,513
Studio City Co. Ltd.:
5.875% 11/30/19 (b)		663,000	665,486
7.25% 11/30/21 (b)		956,000	988,265
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (b)		618,000	605,640
Times Square Hotel Trust 8.528% 8/1/26 (b)		1,238,989	1,446,010
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (b)		3,284,000	3,333,260
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		3,013,000	2,869,883
Wynn Macau Ltd.:
4.875% 10/1/24 (b)		5,990,000	5,860,945
5.5% 10/1/27 (b)		7,900,000	7,645,186
			110,098,904
Household Durables - 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 6.0968% 7/15/21 (b)(d)(e)		898,000	901,368
5.125% 7/15/23 (b)		2,774,000	2,774,555
7% 7/15/24 (b)		2,995,000	3,026,822
			6,702,745
Internet & Direct Marketing Retail - 0.1%
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (b)		3,806,000	3,910,665
6.375% 5/15/25		5,170,000	5,318,638
			9,229,303
Leisure Products - 0.0%
Mattel, Inc. 6.75% 12/31/25 (b)		3,727,000	3,670,014
Multiline Retail - 0.0%
John Lewis PLC 6.125% 1/21/25	GBP	1,115,000	1,575,367
Specialty Retail - 0.0%
Staples, Inc. 10.75% 4/15/27 (b)		750,000	716,250
Textiles, Apparel & Luxury Goods - 0.0%
Delta Merlin Dunia Tekstil PT 8.625% 3/12/24 (b)		425,000	425,000
The William Carter Co. 5.625% 3/15/27 (b)		2,460,000	2,512,275
			2,937,275
TOTAL CONSUMER DISCRETIONARY			263,104,050
CONSUMER STAPLES - 2.1%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		25,085,000	25,911,630
4.9% 2/1/46		28,689,000	29,479,140
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58		17,929,000	17,936,865
5.45% 1/23/39		18,170,000	20,296,415
5.55% 1/23/49		34,229,000	38,848,526
5.8% 1/23/59 (Reg. S)		36,395,000	42,312,739
Central American Bottling Corp. 5.75% 1/31/27 (b)		188,000	194,651
Coca Cola HBC Finance BV 1% 5/14/27 (Reg. S)	EUR	3,500,000	3,937,712
Constellation Brands, Inc.:
3.875% 11/15/19		1,503,000	1,510,220
4.25% 5/1/23		3,316,000	3,488,283
			183,916,181
Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC 5.375% 7/15/22 (b)		3,010,000	2,964,850
Casino Guichard Perrachon SA 5.244% 3/9/20 (d)	EUR	1,400,000	1,529,833
ESAL GmbH 6.25% 2/5/23 (b)		650,000	658,125
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19		5,398,000	5,394,316
3.3% 11/18/21		6,403,000	6,493,400
			17,040,524
Food Products - 0.2%
CF Industries Holdings, Inc. 5.15% 3/15/34		178,000	166,875
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		1,207,000	1,256,704
JBS Investments II GmbH 7% 1/15/26 (b)		1,192,000	1,250,110
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		9,555,000	9,769,988
5.875% 7/15/24 (b)		17,400,000	17,835,000
6.75% 2/15/28 (b)		1,480,000	1,563,250
JBS U.S.A. Lux SA / JBS Food Co. 6.5% 4/15/29 (b)		3,995,000	4,194,750
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		1,367,000	1,363,583
4.875% 11/1/26 (b)		991,000	993,478
Post Holdings, Inc.:
5% 8/15/26 (b)		2,064,000	2,030,460
5.75% 3/1/27 (b)		1,714,000	1,718,285
			42,142,483
Personal Products - 0.0%
Prestige Brands, Inc. 6.375% 3/1/24 (b)		1,223,000	1,256,633
Tobacco - 1.0%
Altria Group, Inc.:
2.85% 8/9/22		6,099,000	6,100,489
3.875% 9/16/46		28,850,000	24,170,063
4% 1/31/24		4,082,000	4,232,642
4.25% 8/9/42		17,795,000	15,885,630
4.5% 5/2/43		11,887,000	10,788,775
4.8% 2/14/29		17,974,000	18,772,280
5.375% 1/31/44		21,453,000	21,850,013
5.95% 2/14/49		14,275,000	15,446,978
BAT International Finance PLC:
1.25% 3/13/27 (Reg. S)	EUR	1,395,000	1,511,519
3.95% 6/15/25 (b)		3,070,000	3,115,139
Imperial Tobacco Finance PLC:
1.125% 8/14/23 (Reg. S)	EUR	4,750,000	5,380,286
2.95% 7/21/20 (b)		12,741,000	12,753,602
3.375% 2/26/26 (Reg. S)	EUR	3,971,000	4,952,253
3.75% 7/21/22 (b)		12,933,000	13,137,745
4.25% 7/21/25 (b)		11,765,000	12,161,688
8.125% 3/15/24	GBP	1,360,000	2,170,050
Reynolds American, Inc.:
3.25% 6/12/20		2,086,000	2,096,192
4% 6/12/22		7,254,000	7,461,677
4.45% 6/12/25		17,299,000	17,971,939
5.7% 8/15/35		2,699,000	2,860,912
5.85% 8/15/45		22,737,000	23,588,220
6.15% 9/15/43		2,874,000	3,167,591
7.25% 6/15/37		3,221,000	3,898,631
Vector Group Ltd. 6.125% 2/1/25 (b)		9,591,000	8,791,878
			242,266,192
TOTAL CONSUMER STAPLES			486,622,013
ENERGY - 6.6%
Energy Equipment & Services - 0.3%
Archrock Partners LP / Archrock Partners Finance Corp. 6.875% 4/1/27 (b)		2,165,000	2,224,538
Borets Finance DAC 6.5% 4/7/22 (b)		1,781,000	1,785,907
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21		12,030,000	12,559,946
6.5% 4/1/20		470,000	484,126
Ensco PLC:
4.5% 10/1/24		4,029,000	2,787,585
5.2% 3/15/25		8,288,000	5,739,440
5.75% 10/1/44		4,970,000	2,882,600
Halliburton Co.:
3.8% 11/15/25		6,237,000	6,424,779
4.85% 11/15/35		5,447,000	5,832,097
Jonah Energy LLC 7.25% 10/15/25 (b)		4,725,000	2,775,938
Nabors Industries, Inc.:
5.5% 1/15/23		2,116,000	1,856,155
5.75% 2/1/25		1,880,000	1,529,286
Noble Holding International Ltd.:
5.25% 3/15/42		1,204,000	665,210
7.875% 2/1/26 (b)		1,230,000	1,063,950
7.95% 4/1/25 (d)		4,823,000	3,713,710
8.95% 4/1/45 (d)		4,655,000	3,351,600
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		1,516,000	1,724,450
Summit Midstream Holdings LLC:
5.5% 8/15/22		1,790,000	1,731,825
5.75% 4/15/25		7,252,000	6,436,150
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		1,182,000	1,228,092
7.625% 11/7/24 (b)		415,000	444,444
Weatherford International Ltd.:
5.95% 4/15/42		822,000	390,450
6.5% 8/1/36		1,134,000	552,825
7% 3/15/38		322,000	156,975
9.875% 2/15/24		3,825,000	1,874,250
Weatherford International, Inc. 9.875% 3/1/25		9,685,000	4,697,225
			74,913,553
Oil, Gas & Consumable Fuels - 6.3%
Amerada Hess Corp. 7.3% 8/15/31		4,354,000	5,226,188
Anadarko Finance Co. 7.5% 5/1/31		21,425,000	28,005,762
Anadarko Petroleum Corp.:
4.5% 7/15/44		30,708,000	30,499,933
4.85% 3/15/21		4,287,000	4,428,208
5.55% 3/15/26		14,762,000	16,267,661
6.45% 9/15/36		16,266,000	19,522,719
6.6% 3/15/46		18,160,000	23,315,365
California Resources Corp. 8% 12/15/22 (b)		13,185,000	9,196,538
Canadian Natural Resources Ltd.:
3.9% 2/1/25		15,925,000	16,513,489
5.85% 2/1/35		6,942,000	7,860,111
Cenovus Energy, Inc. 4.25% 4/15/27		19,799,000	19,747,568
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27		3,564,000	3,688,811
5.875% 3/31/25		3,373,000	3,620,342
7% 6/30/24		7,430,000	8,282,221
Cheniere Energy Partners LP:
5.25% 10/1/25		19,337,000	19,303,547
5.625% 10/1/26 (b)		1,507,000	1,525,838
Chesapeake Energy Corp.:
8% 1/15/25		3,631,000	3,340,520
8% 6/15/27		2,994,000	2,649,690
Citgo Holding, Inc. 10.75% 2/15/20 (b)		2,935,000	3,012,044
Citgo Petroleum Corp. 6.25% 8/15/22 (b)		4,388,000	4,377,030
Columbia Pipeline Group, Inc.:
3.3% 6/1/20		9,868,000	9,918,112
4.5% 6/1/25		2,999,000	3,204,720
Comstock Escrow Corp. 9.75% 8/15/26		6,349,000	4,888,730
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.3609% 6/15/22 (b)(d)(e)		11,927,000	11,867,818
6.5% 5/15/26 (b)		2,695,000	2,661,313
6.875% 6/15/25 (b)		2,994,000	3,008,970
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25		3,855,000	3,883,913
6.25% 4/1/23		4,235,000	4,270,151
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		5,549,000	5,590,618
DCP Midstream LLC:
4.75% 9/30/21 (b)		7,220,000	7,293,283
5.85% 5/21/43 (b)(d)		16,107,000	14,939,243
DCP Midstream Operating LP:
3.875% 3/15/23		3,524,000	3,479,950
5.125% 5/15/29		5,000,000	5,043,750
5.375% 7/15/25		5,606,000	5,824,970
Denbury Resources, Inc.:
9% 5/15/21 (b)		4,001,000	3,890,973
9.25% 3/31/22 (b)		6,719,000	6,483,835
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (d)		5,217,087	5,046,619
Duke Energy Field Services 6.45% 11/3/36 (b)		8,754,000	8,972,850
El Paso Corp. 6.5% 9/15/20		10,282,000	10,765,848
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)		5,762,000	5,990,838
Enable Midstream Partners LP 3.9% 5/15/24 (d)		2,707,000	2,707,741
Enbridge Energy Partners LP:
4.2% 9/15/21		8,493,000	8,700,269
4.375% 10/15/20		7,211,000	7,358,384
Enbridge, Inc. 4.25% 12/1/26		4,925,000	5,238,924
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (b)		548,000	553,480
5.75% 1/30/28 (b)		551,000	570,974
Energy Transfer Partners LP:
4.2% 9/15/23		3,683,000	3,807,515
4.5% 4/15/24		4,042,000	4,226,517
4.95% 6/15/28		12,566,000	13,255,951
5.25% 4/15/29		6,576,000	7,096,539
5.8% 6/15/38		7,006,000	7,466,779
6% 6/15/48		4,563,000	4,937,738
6.25% 4/15/49		10,251,000	11,450,650
Enterprise Products Operating LP:
2.55% 10/15/19		1,893,000	1,890,897
3.75% 2/15/25		6,359,000	6,590,419
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (b)		3,211,000	2,721,323
8% 11/29/24 (b)		6,676,000	4,139,120
Frontera Energy Corp. 9.7% 6/25/23 (b)		1,163,000	1,231,640
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		1,614,000	1,674,508
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		3,290,000	3,290,000
7% 6/15/23		6,352,000	6,439,340
Gran Tierra Energy International Holdings Ltd. 6.25% 2/15/25 (b)		414,000	392,269
Hess Infrastructure Partners LP 5.625% 2/15/26 (b)		8,157,000	8,401,710
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		4,784,000	4,628,520
5.75% 10/1/25 (b)		1,360,000	1,336,200
Indigo Natural Resources LLC 6.875% 2/15/26 (b)		3,064,000	2,749,940
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		2,961,000	3,028,230
KazMunaiGaz Finance Sub BV 4.75% 4/24/25 (b)		538,000	563,286
Kinder Morgan Energy Partners LP:
3.5% 3/1/21		7,224,000	7,315,453
5.5% 3/1/44		27,364,000	29,112,419
6.55% 9/15/40		1,203,000	1,417,170
Kinder Morgan, Inc.:
5% 2/15/21 (b)		6,757,000	6,992,095
5.05% 2/15/46		3,092,000	3,148,687
5.55% 6/1/45		7,786,000	8,445,530
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		2,940,000	2,903,250
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (b)		3,023,000	3,038,115
Marathon Petroleum Corp. 5.125% 3/1/21		6,484,000	6,756,552
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (b)		605,000	594,413
Medco Strait Services Pte. Ltd. 8.5% 8/17/22 (b)		545,000	576,793
MEG Energy Corp. 7% 3/31/24 (b)		3,780,000	3,373,650
MPLX LP:
4.5% 7/15/23		6,299,000	6,610,112
4.8% 2/15/29		3,672,000	3,898,268
4.875% 12/1/24		8,532,000	9,134,824
5.5% 2/15/49		11,018,000	11,647,421
Nakilat, Inc. 6.067% 12/31/33 (b)		1,258,000	1,440,410
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		6,591,000	4,497,896
Pan American Energy LLC 7.875% 5/7/21 (b)		310,000	317,750
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (b)		456,000	446,880
5.375% 1/15/25 (b)		5,010,000	4,997,475
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23		637,000	649,740
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		4,743,000	4,790,430
Pemex Project Funding Master Trust 6.625% 6/15/35		4,703,000	4,410,003
Petrobras Energia SA 7.375% 7/21/23 (b)		823,000	760,530
Petrobras Global Finance BV:
5.299% 1/27/25		12,800,000	13,288,320
5.75% 2/1/29		25,591,000	25,799,311
5.999% 1/27/28		37,982,000	39,102,469
6.25% 3/17/24		12,741,000	13,793,407
7.25% 3/17/44		28,700,000	30,442,090
7.375% 1/17/27		26,190,000	29,353,752
8.75% 5/23/26		43,997,000	53,044,983
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		870,000	897,231
Petroleos de Venezuela SA:
5.375% 4/12/27 (f)		621,100	124,531
6% 5/16/24 (b)(f)		3,207,669	627,099
6% 11/15/26 (b)(f)		2,790,167	558,033
12.75% 2/17/22 (b)(f)		172,000	42,140
Petroleos Mexicanos:
2.5% 11/24/22 (Reg. S)	EUR	454,000	509,722
2.75% 4/21/27 (Reg. S)	EUR	2,345,000	2,296,404
3.5% 1/30/23		8,705,000	8,370,728
3.625% 11/24/25 (Reg. S)	EUR	1,421,000	1,528,646
3.75% 2/21/24 (Reg. S)	EUR	8,001,000	9,077,085
4.5% 1/23/26		29,333,000	27,455,688
4.625% 9/21/23		50,278,000	49,960,997
4.875% 1/24/22		8,927,000	9,051,085
4.875% 1/18/24		11,589,000	11,558,869
5.5% 1/21/21		7,147,000	7,343,543
5.5% 6/27/44		6,885,000	5,552,993
5.625% 1/23/46		22,750,000	18,518,500
6% 3/5/20		2,491,000	2,540,484
6.35% 2/12/48		55,632,000	48,561,173
6.375% 1/23/45		18,303,000	16,069,576
6.5% 3/13/27		58,538,000	58,929,034
6.5% 6/2/41		21,575,000	19,498,406
6.75% 9/21/47		34,958,000	31,560,082
6.875% 8/4/26		26,215,000	27,198,063
Phillips 66 Partners LP 2.646% 2/15/20		838,000	837,486
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22		4,550,000	4,621,808
PT Pertamina Persero:
6.5% 5/27/41 (b)		640,000	731,200
6.5% 11/7/48 (b)		525,000	610,247
Rose Rock Midstream LP/Rose Rock Finance Corp.:
5.625% 7/15/22		2,055,000	2,034,450
5.625% 11/15/23		7,846,000	7,453,700
Sanchez Energy Corp. 7.25% 2/15/23 (b)		8,790,000	7,427,550
Saudi Arabian Oil Co.:
2.875% 4/16/24 (b)		600,000	593,406
3.5% 4/16/29 (b)		1,440,000	1,420,704
4.375% 4/16/49 (b)		1,480,000	1,443,370
SemGroup Corp.:
6.375% 3/15/25		6,253,000	6,002,880
7.25% 3/15/26		6,586,000	6,421,350
Southwestern Energy Co.:
6.2% 1/23/25 (d)		21,859,000	20,322,094
7.75% 10/1/27		2,395,000	2,287,225
Sunoco Logistics Partner Operations LP 5.4% 10/1/47		32,027,000	32,342,603
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23		3,130,000	3,154,164
5.5% 2/15/26		2,245,000	2,267,450
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23		5,050,000	4,961,625
5.125% 2/1/25		6,329,000	6,344,823
5.25% 5/1/23		1,340,000	1,344,623
5.875% 4/15/26		3,705,000	3,830,044
6.75% 3/15/24		2,816,000	2,921,600
Teine Energy Ltd. 6.875% 9/30/22 (b)		2,790,000	2,810,925
The Williams Companies, Inc.:
4.55% 6/24/24		21,661,000	22,837,192
5.75% 6/24/44		12,223,000	13,344,724
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		1,328,000	1,218,194
Tullow Oil PLC:
6.25% 4/15/22 (b)		600,000	599,700
7% 3/1/25 (b)		513,000	514,949
Western Gas Partners LP:
4.65% 7/1/26		3,106,000	3,115,808
4.75% 8/15/28		3,701,000	3,701,894
5.375% 6/1/21		28,072,000	28,928,428
Williams Partners LP:
3.6% 3/15/22		6,891,000	7,008,645
3.9% 1/15/25		16,989,000	17,488,560
4% 11/15/21		4,279,000	4,398,878
4% 9/15/25		1,911,000	1,987,951
4.125% 11/15/20		1,528,000	1,553,538
4.3% 3/4/24		26,077,000	27,379,931
4.5% 11/15/23		4,667,000	4,917,187
YPF SA:
8.5% 3/23/21 (b)		1,245,000	1,214,510
8.5% 3/23/21 (Reg. S)		4,650,000	4,536,122
8.75% 4/4/24 (b)		5,384,000	5,265,552
			1,445,986,352
TOTAL ENERGY			1,520,899,905
FINANCIALS - 12.2%
Banks - 4.3%
ABN AMRO Bank NV 4.4% 3/27/28 (Reg. S) (d)		600,000	610,147
Access Bank PLC 9.25% 6/24/21 (b)(d)		1,429,000	1,438,289
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(d)		1,282,000	1,035,215
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (d)	EUR	5,819,000	6,775,870
Banca Monte dei Paschi di Siena SpA 5.375% 1/18/28 (d)	EUR	3,146,000	1,872,695
Banco de Bogota SA 6.25% 5/12/26 (b)		440,000	478,720
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		582,000	600,726
Banco Do Brasil SA:
4.625% 1/15/25 (b)		503,000	509,335
4.875% 4/19/23 (b)		298,000	307,029
Banco Espirito Santo SA 4% 12/31/49 (Reg. S) (f)	EUR	1,300,000	363,074
Banco Hipotecario SA 9.75% 11/30/20 (b)		1,657,000	1,570,645
Banco Macro SA 6.75% 11/4/26 (b)(d)		3,085,000	2,424,486
Bank Ireland Group PLC 3.125% 9/19/27 (Reg. S) (d)	GBP	500,000	619,814
Bank of America Corp.:
3.004% 12/20/23 (d)		9,031,000	9,086,134
3.3% 1/11/23		574,000	583,776
3.419% 12/20/28 (d)		14,844,000	14,822,347
3.5% 4/19/26		13,098,000	13,378,234
3.705% 4/24/28 (d)		20,736,000	21,075,613
3.864% 7/23/24 (d)		43,427,000	45,027,185
3.95% 4/21/25		10,930,000	11,197,285
4.1% 7/24/23		7,314,000	7,672,640
4.2% 8/26/24		25,822,000	27,045,111
4.25% 10/22/26		9,380,000	9,774,469
4.45% 3/3/26		4,916,000	5,183,073
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		1,325,000	1,175,938
Barclays PLC:
2% 2/7/28 (Reg. S) (d)	EUR	2,350,000	2,519,240
2.625% 11/11/25 (Reg. S) (d)	EUR	4,350,000	4,897,148
2.75% 11/8/19		7,803,000	7,791,935
3.25% 1/12/21		13,452,000	13,475,433
3.932% 5/7/25 (d)		5,127,000	5,097,331
4.375% 1/12/26		15,982,000	16,153,966
BBVA Bancomer SA 7.25% 4/22/20 (b)		595,000	618,800
Biz Finance PLC 9.625% 4/27/22 (b)		1,741,500	1,757,618
BTA Bank JSC 5.5% 12/21/22 (b)		303,377	303,394
CaixaBank SA:
1.75% 10/24/23 (Reg. S)	EUR	6,000,000	6,854,989
2.75% 7/14/28 (Reg. S) (d)	EUR	2,200,000	2,501,576
CBOM Finance PLC 5.55% 2/14/23 (b)		1,038,000	999,075
Citigroup, Inc.:
2.4% 2/18/20		22,872,000	22,841,328
2.75% 4/25/22		15,927,000	15,935,919
3.142% 1/24/23 (d)		14,530,000	14,615,630
4.05% 7/30/22		3,378,000	3,497,366
4.3% 11/20/26		7,797,000	8,086,173
4.4% 6/10/25		28,565,000	29,917,065
4.45% 9/29/27		11,404,000	11,931,798
5.5% 9/13/25		14,874,000	16,518,655
Citizens Bank NA 2.55% 5/13/21		4,182,000	4,169,269
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)		10,185,000	10,449,573
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20		12,394,000	12,392,686
3.75% 3/26/25		12,391,000	12,615,716
3.8% 9/15/22		19,558,000	20,119,230
3.8% 6/9/23		23,347,000	23,919,639
CYBG PLC 3.125% 6/22/25 (Reg. S) (d)	GBP	1,489,000	1,799,406
Danske Bank A/S:
1.375% 5/24/22 (Reg. S)	EUR	2,150,000	2,434,178
5% 1/12/22 (b)		5,210,000	5,394,051
5.375% 1/12/24 (Reg. S)		6,050,000	6,392,929
Development Bank of Mongolia 7.25% 10/23/23 (b)		436,000	443,610
Development Bank of the Republic of Belarus 6.75% 5/2/24 (b)		300,000	304,125
Discover Bank:
4.2% 8/8/23		11,373,000	11,949,428
7% 4/15/20		1,293,000	1,338,424
Ecobank Transnational, Inc. 9.5% 4/18/24 (b)		1,175,000	1,236,317
Fidelity Bank PLC 10.5% 10/16/22 (b)		1,056,000	1,116,720
Fifth Third Bancorp 8.25% 3/1/38		2,973,000	4,268,223
HSBC Holdings PLC 4.25% 3/14/24		3,945,000	4,077,435
Huntington Bancshares, Inc. 7% 12/15/20		1,816,000	1,932,146
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)		4,094,000	3,880,269
5.71% 1/15/26 (b)		27,047,000	25,818,914
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		1,290,000	1,344,825
5.5% 8/6/22 (b)		736,000	767,280
6.2% 12/21/21 (Reg. S)		624,000	659,256
JPMorgan Chase & Co.:
2.95% 10/1/26		11,773,000	11,660,884
3.25% 9/23/22		11,737,000	11,948,218
3.797% 7/23/24 (d)		44,260,000	45,743,904
3.875% 9/10/24		22,801,000	23,699,652
4.125% 12/15/26		20,651,000	21,676,858
4.25% 10/15/20		4,456,000	4,557,797
4.35% 8/15/21		12,911,000	13,394,479
4.452% 12/5/29 (d)		40,200,000	43,534,155
4.5% 1/24/22		14,045,000	14,711,681
4.625% 5/10/21		4,382,000	4,554,619
JSC BGEO Group 6% 7/26/23 (b)		2,003,000	2,040,556
Nykredit Realkredit A/S 4% 6/3/36 (Reg. S) (d)	EUR	6,934,000	8,114,268
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		782,000	788,737
Rabobank Nederland 4.375% 8/4/25		16,524,000	17,107,297
Regions Bank 6.45% 6/26/37		15,683,000	19,493,250
Regions Financial Corp. 3.2% 2/8/21		7,591,000	7,647,714
Royal Bank of Scotland Group PLC:
4.8% 4/5/26		32,141,000	33,694,804
5.125% 5/28/24		40,776,000	41,955,568
6% 12/19/23		29,324,000	31,290,017
6.1% 6/10/23		26,301,000	27,904,096
6.125% 12/15/22		27,112,000	28,835,123
T.C. Ziraat Bankasi A/S:
4.25% 7/3/19 (b)		995,000	987,637
4.75% 4/29/21 (b)		675,000	625,219
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		1,411,000	1,458,628
Turkiye Garanti Bankasi A/S:
3.375% 7/8/19 (Reg. S)	EUR	1,224,000	1,362,948
4.75% 10/17/19 (b)		424,000	420,820
6.125% 5/24/27 (b)(d)		1,355,000	1,060,288
6.25% 4/20/21 (b)		621,000	608,580
6.25% 4/20/21 (Reg. S)		2,600,000	2,548,000
Turkiye Is Bankasi A/S 5.5% 4/21/22 (b)		901,000	813,153
Turkiye Vakiflar Bankasi TAO:
5.75% 1/30/23 (b)		3,912,000	3,354,932
6.875% 2/3/25 (Reg. S) (d)		998,000	832,083
UniCredit SpA:
4.375% 1/3/27 (Reg. S) (d)	EUR	1,950,000	2,221,589
6.572% 1/14/22 (b)		23,534,000	24,590,783
Zenith Bank PLC 7.375% 5/30/22 (b)		3,919,000	4,105,153
			989,109,428
Capital Markets - 3.7%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		13,384,000	13,711,363
4.25% 2/15/24		9,340,000	9,854,751
Banco BTG Pactual SA 7.75% 2/15/29 (b)(d)		625,000	639,844
Blackstone Property Partners Europe LP:
1.4% 7/6/22 (Reg. S)	EUR	4,721,000	5,348,366
2% 2/15/24 (Reg. S)	EUR	1,900,000	2,190,886
2.2% 7/24/25 (Reg. S)	EUR	5,216,000	6,006,411
Credit Suisse Group AG:
3.869% 1/12/29 (b)(d)		11,793,000	11,778,248
4.207% 6/12/24 (b)(d)		18,061,000	18,687,969
5.75% 9/18/25 (Reg. S) (d)	EUR	3,925,000	4,662,995
6.5% 8/8/23 (Reg. S)		10,235,000	11,076,829
Deutsche Bank AG:
1.625% 2/12/21 (Reg. S)	EUR	12,400,000	13,879,271
4.5% 4/1/25		51,329,000	48,163,771
5% 6/24/20	EUR	4,850,000	5,582,235
Deutsche Bank AG New York Branch:
3.15% 1/22/21		18,290,000	18,067,904
3.3% 11/16/22		30,321,000	29,474,589
5% 2/14/22		29,755,000	30,378,944
EG Global Finance PLC 6.75% 2/7/25 (b)		625,000	613,281
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (d)		64,328,000	64,258,653
3.2% 2/23/23		10,830,000	10,952,462
3.691% 6/5/28 (d)		128,004,000	128,706,696
3.75% 5/22/25		12,741,000	13,038,587
4.25% 10/21/25		5,020,000	5,201,962
6.75% 10/1/37		6,976,000	8,784,004
IntercontinentalExchange, Inc. 2.75% 12/1/20		4,134,000	4,144,689
Merrill Lynch & Co., Inc. 5.5% 11/22/21	GBP	780,000	1,071,598
Moody's Corp.:
3.25% 1/15/28		7,339,000	7,346,584
4.875% 2/15/24		6,892,000	7,479,665
Morgan Stanley:
3.125% 1/23/23		8,282,000	8,355,826
3.125% 7/27/26		69,344,000	68,867,777
3.7% 10/23/24		23,877,000	24,700,527
3.737% 4/24/24 (d)		79,634,000	82,063,913
3.95% 4/23/27		2,007,000	2,048,135
4.431% 1/23/30 (d)		14,132,000	15,179,675
4.875% 11/1/22		16,717,000	17,787,199
5% 11/24/25		27,517,000	29,984,259
5.5% 1/26/20		56,062,000	57,065,682
5.625% 9/23/19		8,100,000	8,168,653
5.75% 1/25/21		12,664,000	13,275,301
MSCI, Inc.:
4.75% 8/1/26 (b)		2,641,000	2,693,028
5.25% 11/15/24 (b)		2,816,000	2,886,400
UBS AG 4.75% 2/12/26 (Reg. S) (d)	EUR	13,533,000	16,044,392
UBS Group Funding Ltd. 4.125% 9/24/25 (b)		12,029,000	12,613,483
			842,836,807
Consumer Finance - 1.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22		4,764,000	4,791,791
4.125% 7/3/23		13,016,000	13,412,387
4.45% 12/16/21		9,385,000	9,678,176
4.45% 4/3/26		10,546,000	10,760,626
4.875% 1/16/24		16,603,000	17,549,228
Ally Financial, Inc.:
3.875% 5/21/24		2,530,000	2,491,544
4.625% 3/30/25		2,128,000	2,175,880
5.75% 11/20/25		25,796,000	27,601,720
8% 11/1/31		4,533,000	5,745,578
Capital One Financial Corp. 3.8% 1/31/28		14,203,000	14,200,017
Credito Real S.A.B. de CV 9.5% 2/7/26 (b)		815,000	882,319
Discover Financial Services:
3.85% 11/21/22		22,201,000	22,915,726
3.95% 11/6/24		9,389,000	9,715,859
4.1% 2/9/27		15,432,000	15,616,453
4.5% 1/30/26		15,184,000	15,868,974
5.2% 4/27/22		7,992,000	8,506,655
Ford Motor Credit Co. LLC:
2.597% 11/4/19		33,261,000	33,228,783
5.085% 1/7/21		9,629,000	9,888,148
5.584% 3/18/24		20,831,000	21,689,177
5.596% 1/7/22		19,922,000	20,848,404
Navient Corp.:
5.5% 1/25/23		5,602,000	5,586,595
5.875% 10/25/24		475,000	475,000
6.125% 3/25/24		1,297,000	1,303,485
6.5% 6/15/22		7,023,000	7,314,665
6.625% 7/26/21		4,025,000	4,174,770
6.75% 6/15/26		3,350,000	3,366,750
7.25% 1/25/22		2,491,000	2,626,809
7.25% 9/25/23		3,210,000	3,369,537
Springleaf Financial Corp.:
6.875% 3/15/25		5,415,000	5,643,513
7.125% 3/15/26		1,390,000	1,437,260
Synchrony Financial:
3% 8/15/19		1,705,000	1,705,162
3.75% 8/15/21		4,720,000	4,797,004
3.95% 12/1/27		24,512,000	23,714,767
4.25% 8/15/24		4,751,000	4,852,899
4.375% 3/19/24		7,611,000	7,824,415
5.15% 3/19/29		29,391,000	30,499,517
			376,259,593
Diversified Financial Services - 1.4%
1MDB Global Investments Ltd. 4.4% 3/9/23		5,800,000	5,453,421
ADES International Holding Ltd. 8.625% 4/24/24 (b)		1,275,000	1,252,688
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (b)		5,364,000	5,369,310
3.95% 7/1/24 (b)		7,125,000	7,077,619
4.375% 5/1/26 (b)		6,884,000	6,899,351
5.125% 10/1/23 (b)		17,344,000	17,951,040
5.25% 5/15/24 (b)		7,361,000	7,646,607
5.5% 1/15/23(b)		3,615,000	3,755,624
AXA Equitable Holdings, Inc. 3.9% 4/20/23		3,251,000	3,368,245
Brixmor Operating Partnership LP:
3.25% 9/15/23		16,257,000	16,268,240
3.85% 2/1/25		9,126,000	9,272,147
3.875% 8/15/22		13,396,000	13,695,298
4.125% 6/15/26		5,509,000	5,644,343
4.125% 5/15/29		2,732,000	2,777,660
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (b)		1,647,000	1,498,770
Cigna Corp.:
4.125% 11/15/25 (b)		7,592,000	7,930,390
4.375% 10/15/28 (b)		19,595,000	20,568,623
4.8% 8/15/38 (b)		12,201,000	12,482,881
4.9% 12/15/48 (b)		12,189,000	12,473,058
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		1,962,000	1,666,974
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (b)		10,264,000	10,038,192
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		2,332,000	2,344,826
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (b)		363,000	354,646
HTA Group Ltd. 9.125% 3/8/22 (b)		1,445,000	1,505,654
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		15,778,000	15,916,058
6% 8/1/20		1,790,000	1,790,000
6.25% 2/1/22		4,737,000	4,825,819
6.25% 5/15/26 (b)		3,650,000	3,627,188
6.375% 12/15/25		4,491,000	4,513,455
6.75% 2/1/24		1,274,000	1,305,850
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (b)		2,210,000	2,234,686
5.25% 8/15/22 (b)		3,250,000	3,380,000
5.5% 2/15/24 (b)		23,962,000	25,119,604
Pine Street Trust I:
4.572% 2/15/29 (b)		19,248,000	19,790,281
5.568% 2/15/49 (b)		19,200,000	20,178,426
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		2,738,000	2,779,070
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (b)		8,565,000	8,372,288
6.875% 2/15/23 (b)		1,509,000	1,524,090
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		13,589,000	14,624,482
Sparc Em Spc 0% 12/5/22 (b)		175,103	163,459
Tempo Acquisition LLC 6.75% 6/1/25 (b)		4,698,000	4,733,235
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		645,000	663,544
Valvoline, Inc. 5.5% 7/15/24		1,790,000	1,812,375
Vedanta Resources Finance II PLC 9.25% 4/23/26 (b)		840,000	815,850
Voya Financial, Inc. 3.125% 7/15/24		8,794,000	8,821,213
WPC Eurobond BV 2.25% 4/9/26	EUR	1,380,000	1,592,910
			325,879,490
Insurance - 1.1%
American International Group, Inc.:
2.3% 7/16/19		4,116,000	4,115,220
3.3% 3/1/21		6,125,000	6,185,336
3.875% 1/15/35		12,130,000	11,675,061
4.875% 6/1/22		11,590,000	12,300,205
AmWINS Group, Inc. 7.75% 7/1/26 (b)		3,905,000	3,934,288
Aon Corp. 5% 9/30/20		2,455,000	2,533,414
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (d)		1,324,000	1,331,335
Demeter Investments BV:
5.625% 8/15/52 (Reg. S) (d)		1,117,000	1,150,369
5.75% 8/15/50 (Reg. S) (d)		2,324,000	2,416,960
Hartford Financial Services Group, Inc. 5.125% 4/15/22		9,420,000	10,054,489
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)		8,055,000	8,583,221
Marsh & McLennan Companies, Inc.:
1.349% 9/21/26	EUR	2,600,000	2,966,824
4.375% 3/15/29		12,747,000	13,691,764
4.75% 3/15/39		5,849,000	6,483,236
4.8% 7/15/21		4,517,000	4,699,939
4.9% 3/15/49		11,640,000	13,133,360
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (b)		19,445,000	20,550,982
MetLife, Inc.:
3.048% 12/15/22 (d)		7,921,000	8,011,332
4.75% 2/8/21		836,000	866,248
Metropolitan Life Global Funding I 3% 1/10/23 (b)		5,030,000	5,101,964
Pacific LifeCorp 5.125% 1/30/43 (b)		21,516,000	23,892,373
Pricoa Global Funding I 5.375% 5/15/45 (d)		11,144,000	11,366,880
Prudential Financial, Inc. 7.375% 6/15/19		2,058,000	2,060,812
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(d)		7,600,000	7,856,500
Teachers Insurance & Annuity Association of America 4.9% 9/15/44(b)		11,520,000	13,410,142
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)		3,853,000	4,102,720
Unum Group:
3.875% 11/5/25		13,752,000	14,101,877
4% 3/15/24		12,741,000	13,181,918
5.625% 9/15/20		5,342,000	5,546,868
5.75% 8/15/42		16,274,000	18,316,984
USIS Merger Sub, Inc. 6.875% 5/1/25 (b)		3,985,000	3,865,450
			257,488,071
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25		1,226,000	1,213,740
Thrifts & Mortgage Finance - 0.1%
Nationwide Building Society 3.622% 4/26/23 (b)(d)		5,100,000	5,150,672
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		1,657,000	1,735,708
Quicken Loans, Inc. 5.25% 1/15/28 (b)		6,365,000	5,917,541
			12,803,921
TOTAL FINANCIALS			2,805,591,050
HEALTH CARE - 2.3%
Health Care Equipment & Supplies - 0.0%
Hologic, Inc.:
4.375% 10/15/25 (b)		2,379,000	2,352,236
4.625% 2/1/28 (b)		443,000	433,033
Teleflex, Inc. 4.875% 6/1/26		4,444,000	4,510,660
			7,295,929
Health Care Providers & Services - 1.6%
Aetna, Inc. 2.75% 11/15/22		1,281,000	1,280,100
Cigna Corp. 3.75% 7/15/23 (b)		15,701,000	16,111,619
Community Health Systems, Inc.:
5.125% 8/1/21		3,220,000	3,147,550
6.25% 3/31/23		14,608,000	13,909,738
8% 3/15/26 (b)		2,685,000	2,568,364
8.625% 1/15/24 (b)		8,598,000	8,598,000
CVS Health Corp.:
3.7% 3/9/23		5,734,000	5,860,816
4% 12/5/23		5,431,000	5,616,671
4.1% 3/25/25		45,449,000	47,048,353
4.3% 3/25/28		41,514,000	42,779,959
4.78% 3/25/38		18,481,000	18,416,685
5.05% 3/25/48		27,172,000	27,619,519
Elanco Animal Health, Inc.:
3.912% 8/27/21 (b)		3,218,000	3,284,799
4.272% 8/28/23 (b)		10,157,000	10,662,803
4.9% 8/28/28 (b)		4,279,000	4,639,087
HCA Holdings, Inc.:
4.25% 10/15/19		4,835,000	4,854,194
4.5% 2/15/27		3,357,000	3,476,870
4.75% 5/1/23		379,000	399,190
5% 3/15/24		4,061,000	4,334,958
5.25% 6/15/26		7,307,000	7,878,635
5.875% 3/15/22		456,000	487,708
5.875% 2/15/26		2,434,000	2,580,064
6.5% 2/15/20		19,305,000	19,761,105
Medco Health Solutions, Inc. 4.125% 9/15/20		4,769,000	4,855,257
Rede D Oregon Finance Sarl 4.95% 1/17/28 (b)		525,000	490,334
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		649,000	657,924
5.5% 2/1/21		991,000	1,005,251
Tenet Healthcare Corp.:
4.375% 10/1/21		2,437,000	2,455,765
4.625% 7/15/24		3,529,000	3,503,238
5.125% 5/1/25		2,803,000	2,781,978
6.25% 2/1/27 (b)		2,480,000	2,529,600
6.75% 6/15/23		6,838,000	6,811,810
8.125% 4/1/22		19,870,000	20,708,713
THC Escrow Corp. III 7% 8/1/25		4,453,000	4,376,765
Toledo Hospital:
5.325% 11/15/28		6,970,000	7,500,853
6.015% 11/15/48		28,895,000	32,845,828
Vizient, Inc. 6.25% 5/15/27 (b)		375,000	390,469
Wellcare Health Plans, Inc.:
5.25% 4/1/25		2,125,000	2,153,581
5.375% 8/15/26 (b)		6,204,000	6,357,239
WellPoint, Inc. 3.3% 1/15/23		4,104,000	4,166,955
			358,908,347
Health Care Technology - 0.0%
IMS Health, Inc. 5% 5/15/27 (b)		4,290,000	4,351,819
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. 5.5% 4/1/26 (b)		1,805,000	1,874,944
Pharmaceuticals - 0.7%
Actavis Funding SCS 3.45% 3/15/22		30,800,000	30,976,887
Bayer AG:
2.375% 4/2/75 (Reg. S) (d)	EUR	2,300,000	2,469,709
3% 7/1/75 (Reg S.) (d)	EUR	2,200,000	2,466,883
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		22,606,000	23,248,885
Catalent Pharma Solutions 4.875% 1/15/26 (b)		3,265,000	3,232,350
Mylan NV:
2.25% 11/22/24 (Reg. S)	EUR	1,172,000	1,305,996
2.5% 6/7/19		5,750,000	5,749,618
3.15% 6/15/21		13,528,000	13,460,242
3.95% 6/15/26		7,088,000	6,663,725
4.55% 4/15/28		13,507,000	12,938,136
Perrigo Finance PLC 3.5% 12/15/21		982,000	972,197
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		669,000	595,410
3.65% 11/10/21		956,000	893,860
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21		2,006,000	1,875,610
Teva Pharmaceutical Finance IV LLC 2.25% 3/18/20		577,000	564,219
Teva Pharmaceutical Finance Netherlands III BV:
0.375% 7/25/20 (Reg. S)	EUR	7,071,000	7,642,662
2.2% 7/21/21		9,555,000	8,816,399
2.8% 7/21/23		13,994,000	11,698,144
4.5% 3/1/25	EUR	2,072,000	2,148,852
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (b)		2,322,000	2,330,708
5.875% 5/15/23 (b)		1,173,000	1,175,674
6.5% 3/15/22 (b)		1,593,000	1,647,098
7% 3/15/24 (b)		7,310,000	7,634,381
9% 12/15/25 (b)		618,000	665,123
Zoetis, Inc.:
3.25% 2/1/23		3,117,000	3,165,209
3.45% 11/13/20		3,299,000	3,337,712
			157,675,689
TOTAL HEALTH CARE			530,106,728
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (b)		5,811,000	5,998,535
6.375% 6/1/19 (b)		5,142,000	5,142,000
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (b)		6,329,000	6,408,113
Bombardier, Inc.:
6.125% 1/15/23 (b)		8,365,000	8,132,453
7.5% 12/1/24 (b)		6,813,000	6,693,773
7.5% 3/15/25 (b)		1,914,000	1,856,006
7.875% 4/15/27 (b)		4,565,000	4,381,031
BWX Technologies, Inc. 5.375% 7/15/26 (b)		6,413,000	6,541,260
Rolls-Royce PLC 3.375% 6/18/26	GBP	260,000	353,195
TransDigm, Inc.:
6% 7/15/22		2,555,000	2,564,581
6.25% 3/15/26 (b)		9,375,000	9,562,500
6.375% 6/15/26		615,000	604,238
6.5% 7/15/24		4,365,000	4,349,068
6.5% 5/15/25		5,288,000	5,248,340
			67,835,093
Air Freight & Logistics - 0.1%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(d)		9,097,000	9,187,970
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		1,953,000	2,094,593
			11,282,563
Airlines - 0.0%
Azul Investments LLP 5.875% 10/26/24 (b)		768,000	728,141
Building Products - 0.0%
Elementia S.A.B. de CV 5.5% 1/15/25 (b)		850,000	833,344
Commercial Services & Supplies - 0.1%
APX Group, Inc.:
7.625% 9/1/23		4,231,000	3,384,800
7.875% 12/1/22		3,230,000	2,979,675
8.75% 12/1/20		2,842,000	2,657,270
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)		3,087,000	2,608,515
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		3,899,000	3,825,894
Prime Security One MS, Inc. 4.875% 7/15/32 (b)		2,657,000	2,198,668
Tervita Escrow Corp. 7.625% 12/1/21 (b)		963,000	965,408
			18,620,230
Construction & Engineering - 0.1%
AECOM:
5.125% 3/15/27		7,722,000	7,582,039
5.875% 10/15/24		4,702,000	4,844,565
Cementos Progreso Trust 7.125% 11/6/23 (b)		1,036,000	1,069,924
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)(f)		1,640,000	236,447
7.125% 6/26/42 (b)(f)		2,456,000	352,276
			14,085,251
Electrical Equipment - 0.0%
Sensata Technologies BV 5% 10/1/25 (b)		2,730,000	2,730,000
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	1,994,000	2,345,604
			5,075,604
Industrial Conglomerates - 0.0%
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (b)		625,000	594,531
Machinery - 0.0%
U.S.A. Compression Partners LP:
6.875% 4/1/26		3,685,000	3,777,125
6.875% 9/1/27 (b)		1,210,000	1,235,713
			5,012,838
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24		2,221,000	2,270,750
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	4,151,000	4,822,781
JSC Georgian Railway 7.75% 7/11/22 (b)		347,000	374,326
Uber Technologies, Inc. 7.5% 11/1/23 (b)		956,000	999,020
Ukraine Railways via Shortline PLC 9.875% 9/15/21 (b)		1,431,500	1,440,447
			7,636,574
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
3% 9/15/23		2,041,000	2,025,948
3.375% 6/1/21		6,685,000	6,748,401
3.75% 2/1/22		16,816,000	17,153,238
3.875% 4/1/21		7,396,000	7,524,884
4.25% 2/1/24		18,355,000	19,068,608
4.25% 9/15/24		7,664,000	7,980,480
4.75% 3/1/20		7,515,000	7,619,306
Avantor, Inc. 6% 10/1/24 (b)		1,863,000	1,934,726
FLY Leasing Ltd.:
5.25% 10/15/24		7,453,000	7,154,880
6.375% 10/15/21		3,822,000	3,869,775
Travis Perkins PLC:
4.375% 9/15/21 (Reg. S)	GBP	1,121,000	1,458,315
4.5% 9/7/23 (Reg. S)	GBP	1,536,000	1,972,508
			84,511,069
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		3,635,719	3,486,000
Heathrow Funding Ltd. 7.125% 2/14/24	GBP	3,200,000	4,878,144
			8,364,144
TOTAL INDUSTRIALS			226,850,132
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.0%
CommScope Finance LLC:
5.5% 3/1/24 (b)		600,000	605,982
6% 3/1/26 (b)		600,000	600,000
			1,205,982
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (b)		1,529,000	1,566,907
5.45% 6/15/23 (b)		14,700,000	15,627,412
6.02% 6/15/26 (b)		5,064,000	5,453,037
TTM Technologies, Inc. 5.625% 10/1/25 (b)		10,935,000	10,524,938
			33,172,294
IT Services - 0.0%
First Data Corp. 5.75% 1/15/24 (b)		2,365,000	2,419,986
Gartner, Inc. 5.125% 4/1/25 (b)		850,000	856,375
Indra Sistemas SA 3% 4/19/24 (Reg. S)	EUR	1,900,000	2,167,372
			5,443,733
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 5.5% 2/1/25		4,545,000	4,658,171
NXP BV/NXP Funding LLC 4.125% 6/1/21 (b)		1,347,000	1,367,744
Qorvo, Inc. 5.5% 7/15/26 (b)		2,714,000	2,761,495
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		1,927,000	2,004,080
			10,791,490
Software - 0.2%
Ascend Learning LLC:
6.875% 8/1/25 (b)		3,245,000	3,236,888
6.875% 8/1/25 (b)		345,000	346,725
CDK Global, Inc.:
4.875% 6/1/27		1,159,000	1,134,371
5.25% 5/15/29 (b)		730,000	727,263
5.875% 6/15/26		2,418,000	2,502,630
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		6,506,000	6,701,180
Fair Isaac Corp. 5.25% 5/15/26 (b)		5,794,000	6,040,245
Nuance Communications, Inc. 5.625% 12/15/26		2,663,000	2,719,615
Open Text Corp. 5.875% 6/1/26 (b)		7,059,000	7,359,008
SS&C Technologies, Inc. 5.5% 9/30/27 (b)		3,225,000	3,249,833
Symantec Corp. 5% 4/15/25 (b)		11,289,000	11,286,720
			45,304,478
TOTAL INFORMATION TECHNOLOGY			95,917,977
MATERIALS - 0.7%
Chemicals - 0.3%
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		771,000	798,405
5.75% 4/15/21 (b)		529,000	546,986
Element Solutions, Inc. 5.875% 12/1/25 (b)		5,514,000	5,589,818
International Flavors & Fragrances, Inc. 1.8% 9/25/26	EUR	4,273,000	4,981,238
Nufarm Australia Ltd. 5.75% 4/30/26 (b)		4,026,000	3,794,505
Nutrien Ltd.:
4.2% 4/1/29		2,050,000	2,133,555
5% 4/1/49		3,569,000	3,709,990
OCI NV 6.625% 4/15/23 (b)		6,832,000	6,968,640
OCP SA 5.625% 4/25/24 (b)		567,000	605,981
Olin Corp. 5.125% 9/15/27		3,663,000	3,616,114
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		2,383,000	2,198,318
SABIC Capital II BV 4% 10/10/23 (b)		1,108,000	1,132,930
Sasol Financing U.S.A. LLC 5.875% 3/27/24		704,000	742,016
The Chemours Co. LLC 5.375% 5/15/27		3,380,000	3,058,900
The Dow Chemical Co.:
4.125% 11/15/21		6,936,000	7,156,336
4.25% 11/15/20		2,327,000	2,371,156
TPC Group, Inc. 8.75% 12/15/20 (b)		8,502,000	8,353,215
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (b)		2,962,000	2,747,255
Valvoline, Inc. 4.375% 8/15/25		2,450,000	2,358,125
			62,863,483
Construction Materials - 0.0%
CEMEX Finance LLC:
4.625% 6/15/24	EUR	3,086,000	3,620,227
6% 4/1/24 (b)		589,000	596,952
CEMEX S.A.B. de CV:
3.125% 3/19/26 (Reg. S)	EUR	2,750,000	3,124,690
7.75% 4/16/26 (b)		1,179,000	1,256,460
			8,598,329
Containers & Packaging - 0.1%
Ard Securities Finance SARL 8.75% 1/31/23 pay-in-kind (b)(d)		4,192,814	4,025,101
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 6% 2/15/25 (b)		7,298,000	7,226,480
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26		3,408,000	3,297,240
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (b)		3,850,000	3,445,750
7.875% 7/15/26 (b)		860,000	774,000
OI European Group BV 4% 3/15/23 (b)		3,440,000	3,379,800
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (b)		2,504,000	2,522,780
Silgan Holdings, Inc. 4.75% 3/15/25		1,876,000	1,871,310
			26,542,461
Metals & Mining - 0.3%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (b)(d)		4,471,000	4,629,721
6.75% 10/19/75 (b)(d)		11,105,000	12,460,587
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (b)		5,273,000	5,362,667
4.5% 8/1/47 (b)		4,170,000	4,364,676
CSN Resources SA:
6.5% 7/21/20 (b)		471,000	480,557
7.625% 2/13/23 (b)		2,400,000	2,466,000
First Quantum Minerals Ltd.:
6.5% 3/1/24 (b)		2,201,000	1,930,277
7.25% 5/15/22 (b)		1,414,000	1,343,300
7.25% 4/1/23 (b)		10,207,000	9,313,888
Freeport-McMoRan, Inc.:
3.55% 3/1/22		3,329,000	3,255,096
3.875% 3/15/23		1,962,000	1,889,367
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		767,000	777,742
Metinvest BV 7.75% 4/23/23 (b)		4,349,000	4,297,356
Polyus Finance PLC 5.25% 2/7/23 (b)		1,478,000	1,519,177
POSCO 4% 8/1/23 (b)		615,000	639,470
Stillwater Mining Co. 6.125% 6/27/22 (b)		3,792,000	3,741,187
Vale Overseas Ltd. 4.375% 1/11/22		435,000	443,918
Vedanta Resources PLC:
6.375% 7/30/22 (b)		2,380,000	2,278,850
8.25% 6/7/21 (b)		2,210,000	2,270,101
			63,463,937
Paper & Forest Products - 0.0%
Berry Global Escrow Corp. 4.875% 7/15/26 (b)(c)		3,335,000	3,317,425
TOTAL MATERIALS			164,785,635
REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20		1,837,000	1,836,806
4.6% 4/1/22		3,119,000	3,281,967
alstria office REIT-AG 1.5% 11/15/27 (Reg. S)	EUR	4,200,000	4,624,812
American Campus Communities Operating Partnership LP 3.75% 4/15/23		2,224,000	2,277,690
American Homes 4 Rent 4.25% 2/15/28		896,000	909,180
AvalonBay Communities, Inc. 3.625% 10/1/20		3,189,000	3,229,334
Boston Properties, Inc.:
3.85% 2/1/23		3,713,000	3,850,855
4.5% 12/1/28		12,665,000	13,754,739
Camden Property Trust:
2.95% 12/15/22		4,218,000	4,255,362
4.25% 1/15/24		5,855,000	6,202,932
Care Capital Properties LP 5.125% 8/15/26		4,710,000	4,756,742
CommonWealth REIT 5.875% 9/15/20		1,357,000	1,388,774
Corporate Office Properties LP 5% 7/1/25		7,885,000	8,345,979
Corrections Corp. of America:
4.625% 5/1/23		3,895,000	3,826,838
5% 10/15/22		3,180,000	3,187,950
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		3,260,000	3,341,500
DDR Corp.:
3.625% 2/1/25		5,451,000	5,435,704
4.25% 2/1/26		18,338,000	18,781,435
4.625% 7/15/22		4,060,000	4,211,896
4.7% 6/1/27		904,000	950,444
Duke Realty LP:
3.625% 4/15/23		4,005,000	4,117,688
3.75% 12/1/24		3,445,000	3,582,413
3.875% 10/15/22		11,077,000	11,450,948
Equity One, Inc. 3.75% 11/15/22		11,531,000	11,904,425
ERP Operating LP:
2.375% 7/1/19		5,592,000	5,590,671
4.75% 7/15/20		4,905,000	5,000,712
Hudson Pacific Properties LP 4.65% 4/1/29		4,561,000	4,807,443
iStar Financial, Inc. 6% 4/1/22		832,000	841,360
Lexington Corporate Properties Trust 4.4% 6/15/24		2,936,000	2,995,660
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		3,424,000	3,381,200
5.25% 8/1/26		3,615,000	3,644,282
6.375% 3/1/24		1,433,000	1,493,903
Omega Healthcare Investors, Inc.:
4.375% 8/1/23		26,812,000	27,694,137
4.5% 1/15/25		6,808,000	7,040,595
4.5% 4/1/27		32,478,000	33,431,841
4.75% 1/15/28		18,782,000	19,550,207
4.95% 4/1/24		11,179,000	11,742,644
5.25% 1/15/26		18,623,000	19,870,266
Retail Opportunity Investments Partnership LP:
4% 12/15/24		2,151,000	2,119,543
5% 12/15/23		1,293,000	1,336,279
Samhallsbyggnadsbolaget I Norden AB 1.75% 1/14/25 (Reg. S)	EUR	5,290,000	5,855,070
Senior Housing Properties Trust 6.75% 4/15/20		159,000	160,990
Store Capital Corp. 4.625% 3/15/29		5,948,000	6,229,162
Ventas Realty LP:
3.125% 6/15/23		3,477,000	3,528,138
3.5% 2/1/25		3,798,000	3,878,569
3.75% 5/1/24		15,927,000	16,450,103
4% 3/1/28		6,996,000	7,216,153
4.125% 1/15/26		3,540,000	3,696,685
Weingarten Realty Investors 3.375% 10/15/22		1,739,000	1,759,959
WP Carey, Inc. 4% 2/1/25		21,671,000	22,072,509
			350,894,494
Real Estate Management & Development - 1.0%
Altareit SCA 2.875% 7/2/25 (Reg. S)	EUR	1,100,000	1,248,833
Brandywine Operating Partnership LP:
3.95% 2/15/23		18,541,000	19,168,726
3.95% 11/15/27		14,429,000	14,554,296
4.1% 10/1/24		10,117,000	10,454,565
4.55% 10/1/29		10,929,000	11,344,571
CPI Property Group SA 1.45% 4/14/22 (Reg. S)	EUR	7,475,000	8,322,805
Deutsche Annington Finance BV 5% 10/2/23 (b)		3,695,000	3,862,121
Digital Realty Trust LP:
3.4% 10/1/20		11,281,000	11,391,488
3.625% 10/1/22		5,865,000	6,009,173
3.95% 7/1/22		7,543,000	7,820,746
4.75% 10/1/25		19,502,000	21,130,152
5.25% 3/15/21		3,636,000	3,772,099
Essex Portfolio LP 3.875% 5/1/24		5,607,000	5,826,376
Greystar Real Estate Partners 5.75% 12/1/25 (b)		459,000	455,558
Heimstaden Bostad AB 1.75% 12/7/21 (Reg. S)	EUR	7,530,000	8,610,077
Host Hotels & Resorts LP 4.75% 3/1/23		96,000	101,472
Howard Hughes Corp. 5.375% 3/15/25 (b)		7,035,000	6,947,063
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		5,000	4,999
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		978,000	905,222
Kennedy-Wilson, Inc. 5.875% 4/1/24		516,000	513,492
Liberty Property LP:
3.375% 6/15/23		5,207,000	5,293,256
4.125% 6/15/22		9,480,000	9,830,202
4.4% 2/15/24		8,293,000	8,797,945
4.75% 10/1/20		7,187,000	7,351,426
Mack-Cali Realty LP:
3.15% 5/15/23		9,387,000	8,653,177
4.5% 4/18/22		11,063,000	10,830,984
Post Apartment Homes LP 3.375% 12/1/22		1,637,000	1,663,130
Shimao Property Holdings Ltd. 4.75% 7/3/22		1,475,000	1,477,072
Tanger Properties LP:
3.125% 9/1/26		8,723,000	8,186,141
3.75% 12/1/24		15,395,000	15,372,485
3.875% 12/1/23		3,066,000	3,103,855
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (b)		945,000	959,033
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22		191,000	197,962
Vesteda Finance BV 1.5% 5/24/27 (Reg. S)	EUR	1,120,000	1,260,503
			225,421,005
TOTAL REAL ESTATE			576,315,499
UTILITIES - 1.6%
Electric Utilities - 0.9%
American Electric Power Co., Inc. 2.95% 12/15/22		3,144,000	3,184,669
Clearway Energy Operating LLC 5.75% 10/15/25 (b)		2,198,000	2,192,505
DONG Energy A/S 2.125% 5/17/27 (Reg. S)	GBP	2,500,000	3,194,807
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)		18,694,000	19,914,527
6.4% 9/15/20 (b)		16,498,000	17,213,304
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (b)		1,095,000	1,092,263
5.75% 1/26/21 (Reg. S)		1,685,000	1,680,788
6.75% 8/6/23 (b)		1,020,000	1,045,500
Eversource Energy 2.8% 5/1/23		9,622,000	9,664,705
Exelon Corp. 2.85% 6/15/20		3,114,000	3,117,368
FirstEnergy Corp.:
4.25% 3/15/23		19,904,000	20,862,814
7.375% 11/15/31		40,851,000	54,859,276
InterGen NV 7% 6/30/23 (b)		7,075,000	6,367,500
IPALCO Enterprises, Inc.:
3.45% 7/15/20		17,516,000	17,617,790
3.7% 9/1/24		6,665,000	6,808,158
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		600,000	759,426
LG&E and KU Energy LLC 3.75% 11/15/20		924,000	936,351
Monongahela Power Co. 4.1% 4/15/24 (b)		2,537,000	2,689,053
NRG Yield Operating LLC 5% 9/15/26		2,513,000	2,425,045
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		5,463,451	5,832,234
NV Energy, Inc. 6.25% 11/15/20		2,230,000	2,344,972
Pampa Holding SA 7.5% 1/24/27 (b)		564,000	493,500
PPL Capital Funding, Inc. 3.4% 6/1/23		4,577,000	4,652,943
TECO Finance, Inc. 5.15% 3/15/20		2,396,000	2,440,296
Vistra Operations Co. LLC 5.5% 9/1/26 (b)		11,371,000	11,638,787
			203,028,581
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		2,323,000	2,389,181
Independent Power and Renewable Electricity Producers - 0.4%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		31,275,000	33,307,875
Dynegy, Inc. 7.625% 11/1/24		3,472,000	3,652,370
Emera U.S. Finance LP:
2.15% 6/15/19		3,272,000	3,270,956
2.7% 6/15/21		3,220,000	3,209,111
3.55% 6/15/26		5,152,000	5,181,875
NextEra Energy Partners LP:
4.25% 9/15/24 (b)		3,341,000	3,320,119
4.5% 9/15/27 (b)		596,000	578,120
NRG Energy, Inc.:
5.25% 6/15/29 (b)		3,295,000	3,386,173
5.75% 1/15/28		2,250,000	2,353,928
6.625% 1/15/27		1,080,000	1,148,850
Talen Energy Supply LLC:
6.5% 6/1/25		538,000	457,300
10.5% 1/15/26 (b)		10,735,000	10,735,000
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)		1,293,000	1,250,978
5% 1/31/28 (b)		1,443,000	1,387,084
6.625% 6/15/25 (b)(d)		3,430,000	3,541,475
The AES Corp.:
4.5% 3/15/23		1,851,000	1,862,569
4.875% 5/15/23		6,062,000	6,087,824
5.125% 9/1/27		4,638,000	4,730,760
6% 5/15/26		984,000	1,028,280
			90,490,647
Multi-Utilities - 0.3%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.901% 9/30/66 (d)(e)		22,443,000	20,647,560
3 month U.S. LIBOR + 2.825% 5.4168% 6/30/66 (d)(e)		6,590,000	6,194,600
NiSource Finance Corp.:
5.25% 2/15/43		8,116,000	9,226,244
5.8% 2/1/42		4,036,000	4,895,675
5.95% 6/15/41		7,538,000	9,104,593
Puget Energy, Inc.:
6% 9/1/21		9,916,000	10,570,612
6.5% 12/15/20		3,265,000	3,444,813
Sempra Energy:
2.875% 10/1/22		3,670,000	3,665,088
6% 10/15/39		9,562,000	11,517,519
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.6305% 5/15/67 (d)(e)		2,459,000	2,054,495
			81,321,199
TOTAL UTILITIES			377,229,608

TOTAL NONCONVERTIBLE BONDS			7,832,823,681

TOTAL CORPORATE BONDS
(Cost $7,686,223,822)			7,837,742,283

U.S. Government and Government Agency Obligations - 33.2%
U.S. Treasury Inflation-Protected Obligations - 3.2%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		$90,996,700	$98,128,825
1% 2/15/46		44,968,900	51,106,614
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24		31,431,100	33,441,583
0.375% 7/15/25		161,548,600	174,080,679
0.375% 1/15/27		137,872,800	145,227,671
0.625% 1/15/26		120,265,000	131,003,588
0.75% 7/15/28		99,854,400	104,731,635

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			737,720,595

U.S. Treasury Obligations - 30.0%
U.S. Treasury Bonds:
2.25% 8/15/46 (g)(h)		261,200	244,681
2.75% 11/15/47		182,698,900	189,057,679
3% 5/15/45		42,618,500	46,236,078
3% 2/15/48		14,982,100	16,262,601
3% 2/15/49 (i)		639,830,000	696,614,843
5% 5/15/37 (h)		16,600	23,151
U.S. Treasury Notes:
1.25% 10/31/21 (g)(h)		3,057,900	3,010,001
1.625% 5/15/26		15,926,700	15,510,491
1.75% 6/30/22		607,029,000	604,634,082
1.875% 3/31/22		527,421,700	527,298,083
1.875% 7/31/22		575,545,600	575,163,403
2% 4/30/24		15,926,700	15,970,872
2% 11/15/26		20,453,000	20,385,889
2.125% 12/31/22		275,186,800	277,304,448
2.125% 3/31/24		253,410,000	255,617,439
2.125% 7/31/24		222,547,000	224,468,206
2.125% 11/30/24		51,867,300	52,296,826
2.125% 5/15/25 (g)(h)(j)		1,465,300	1,476,061
2.125% 5/31/26		319,120,000	320,765,463
2.25% 4/30/24		676,960,000	687,061,516
2.25% 12/31/24		394,208,100	400,013,429
2.25% 11/15/27		200,057,200	202,409,435
2.375% 4/30/26		169,040,000	172,876,415
2.5% 3/31/23		416,562,200	425,609,410
2.5% 2/28/26		616,204,000	634,786,402
2.75% 11/30/20 (g)		1,228,000	1,240,472
2.75% 8/15/21		9,492,300	9,659,157
2.75% 2/15/28		96,082,900	100,984,629
2.875% 9/30/23		46,915,700	48,753,843
3.125% 11/15/28		373,000,000	404,603,007

TOTAL U.S. TREASURY OBLIGATIONS			6,930,338,012

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,481,922,248)			7,668,058,607

U.S. Government Agency - Mortgage Securities - 25.9%
Fannie Mae - 14.4%
12 month U.S. LIBOR + 1.445% 4.497% 4/1/37 (d)(e)		34,061	35,518
12 month U.S. LIBOR + 1.480% 4.287% 7/1/34 (d)(e)		12,015	12,480
12 month U.S. LIBOR + 1.495% 4.511% 1/1/35 (d)(e)		37,601	39,136
12 month U.S. LIBOR + 1.553% 4.268% 6/1/36 (d)(e)		30,120	31,460
12 month U.S. LIBOR + 1.565% 4.69% 3/1/37 (d)(e)		15,181	15,884
12 month U.S. LIBOR + 1.594% 4.308% 5/1/36 (d)(e)		71,791	75,048
12 month U.S. LIBOR + 1.617% 4.582% 3/1/33 (d)(e)		27,615	28,789
12 month U.S. LIBOR + 1.641% 4.375% 9/1/36 (d)(e)		24,265	25,361
12 month U.S. LIBOR + 1.645% 4.693% 6/1/47 (d)(e)		31,279	32,984
12 month U.S. LIBOR + 1.718% 4.406% 5/1/35 (d)(e)		58,937	61,553
12 month U.S. LIBOR + 1.725% 3.252% 6/1/42 (d)(e)		71,376	73,842
12 month U.S. LIBOR + 1.728% 4.54% 11/1/36 (d)(e)		20,877	21,851
12 month U.S. LIBOR + 1.741% 4.73% 3/1/40 (d)(e)		90,968	95,347
12 month U.S. LIBOR + 1.745% 4.742% 7/1/35 (d)(e)		28,825	30,176
12 month U.S. LIBOR + 1.750% 4.5% 8/1/41 (d)(e)		103,663	108,003
12 month U.S. LIBOR + 1.788% 4.913% 2/1/36 (d)(e)		74,838	78,536
12 month U.S. LIBOR + 1.800% 4.546% 7/1/41 (d)(e)		72,282	75,398
12 month U.S. LIBOR + 1.800% 4.788% 1/1/42 (d)(e)		224,625	234,106
12 month U.S. LIBOR + 1.810% 4.81% 12/1/39 (d)(e)		30,311	31,671
12 month U.S. LIBOR + 1.812% 4.609% 12/1/40 (d)(e)		2,246,439	2,342,482
12 month U.S. LIBOR + 1.818% 4.546% 7/1/41 (d)(e)		41,554	43,366
12 month U.S. LIBOR + 1.818% 4.568% 9/1/41 (d)(e)		25,352	26,481
12 month U.S. LIBOR + 1.818% 4.933% 2/1/42 (d)(e)		183,092	191,444
12 month U.S. LIBOR + 1.820% 4.82% 12/1/35 (d)(e)		89,282	93,831
12 month U.S. LIBOR + 1.830% 4.657% 10/1/41 (d)(e)		25,368	26,513
12 month U.S. LIBOR + 1.851% 4.512% 5/1/36 (d)(e)		24,733	25,959
12 month U.S. LIBOR + 1.900% 4.634% 7/1/37 (d)(e)		22,326	23,583
6 month U.S. LIBOR + 1.475% 4.178% 10/1/33 (d)(e)		620	640
6 month U.S. LIBOR + 1.505% 4.255% 1/1/35 (d)(e)		63,713	65,800
6 month U.S. LIBOR + 1.510% 4.315% 2/1/33 (d)(e)(k)		648	669
6 month U.S. LIBOR + 1.535% 4.39% 12/1/34 (d)(e)		14,368	14,856
6 month U.S. LIBOR + 1.535% 4.41% 3/1/35 (d)(e)		9,127	9,441
6 month U.S. LIBOR + 1.556% 4.33% 10/1/33 (d)(e)		5,215	5,391
6 month U.S. LIBOR + 1.565% 4.42% 7/1/35 (d)(e)		5,767	5,970
6 month U.S. LIBOR + 1.740% 4.365% 12/1/34 (d)(e)		855	891
6 month U.S. LIBOR + 1.960% 4.725% 9/1/35 (d)(e)		10,470	10,959
U.S. TREASURY 1 YEAR INDEX + 1.945% 4.183% 10/1/33 (d)(e)		110,273	114,941
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.833% 3/1/35 (d)(e)		9,051	9,461
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.676% 6/1/36 (d)(e)		69,254	72,215
U.S. TREASURY 1 YEAR INDEX + 2.295% 4.678% 10/1/33 (d)(e)		32,897	34,292
U.S. TREASURY 1 YEAR INDEX + 2.447% 4.872% 7/1/34 (d)(e)		76,823	80,172
2.5% 6/1/34 (c)		14,875,000	14,884,596
2.5% 4/1/37 to 8/1/43		72,108,145	71,817,833
3% 6/1/34 (c)		19,500,000	19,785,494
3% 6/1/34 (c)		33,600,000	34,091,928
3% 6/1/34 (c)		40,300,000	40,890,020
3% 6/1/34 (c)		32,150,000	32,620,699
3% 6/1/34 (c)		56,250,000	57,073,539
3% 6/1/34 (c)		40,000,000	40,585,628
3% 7/1/34 (c)		40,450,000	41,031,157
3% 7/1/34 (c)		40,000,000	40,574,692
3% 7/1/34 (c)		27,000,000	27,387,917
3% 6/1/49 (c)		51,900,000	52,107,896
3% 6/1/49 (c)		10,350,000	10,391,459
3% 6/1/49 (c)		10,350,000	10,391,459
3% 6/1/49 (c)		22,300,000	22,389,327
3% 6/1/49 (c)		14,950,000	15,009,885
3% 6/1/49 (c)		24,950,000	25,049,942
3% 6/1/49 (c)		6,100,000	6,124,435
3% 6/1/49 (c)		22,700,000	22,790,929
3% 6/1/49 (c)		74,700,000	74,999,226
3% 6/1/49 (c)		22,700,000	22,790,929
3% 6/1/49 (c)		41,800,000	41,967,438
3% 6/1/49 (c)		22,700,000	22,790,929
3% 6/1/49 (c)		52,400,000	52,609,899
3% 6/1/49 (c)		51,650,000	51,856,894
3% 6/1/49 (c)		10,600,000	10,642,460
3% 6/1/49 (c)		7,800,000	7,831,244
3% 6/1/49 (c)		6,250,000	6,275,036
3% 6/1/49 (c)		8,100,000	8,132,446
3% 6/1/49 (c)		31,200,000	31,324,978
3% 6/1/49 (c)		7,700,000	7,730,844
3% 6/1/49 (c)		13,300,000	13,353,276
3% 7/1/49 (c)		22,300,000	22,377,131
3% 7/1/49 (c)		22,300,000	22,377,131
3% 7/1/49 (c)		76,500,000	76,764,598
3.5% 7/1/32 to 2/1/57		406,139,468	418,618,719
3.5% 6/1/49 (c)		75,650,000	77,152,833
3.5% 6/1/49 (c)		73,050,000	74,501,182
3.5% 6/1/49 (c)		64,900,000	66,189,277
3.5% 6/1/49 (c)		21,900,000	22,335,057
3.5% 6/1/49 (c)		2,800,000	2,855,624
3.5% 6/1/49 (c)		41,400,000	42,222,436
3.5% 6/1/49 (c)		17,100,000	17,439,702
3.5% 6/1/49 (c)		18,650,000	19,020,493
3.5% 6/1/49 (c)		18,700,000	19,071,487
3.5% 6/1/49 (c)		18,650,000	19,020,493
3.5% 6/1/49 (c)		18,700,000	19,071,487
3.5% 7/1/49 (c)		76,850,000	78,230,898
4% 11/1/31 to 9/1/48		339,608,752	354,319,509
4% 6/1/49 (c)		46,700,000	48,202,965
4% 6/1/49 (c)		46,700,000	48,202,965
4% 6/1/49 (c)		39,000,000	40,255,153
4.5% 6/1/33 to 8/1/56		243,595,326	258,632,178
5% 12/1/19 to 8/1/56		65,907,144	71,652,557
5.253% 8/1/41		1,158,889	1,253,042
5.5% 9/1/21 to 5/1/44		14,344,491	15,645,173
6% 7/1/19 to 1/1/42		7,494,422	8,458,489
6.5% 8/1/20 to 8/1/39		12,163,749	13,671,140
6.532% 2/1/39		1,394,188	1,503,693
7% 9/1/21 to 7/1/37		530,182	596,893
7.5% 6/1/25 to 2/1/32		233,060	262,345
8% 8/1/29 to 3/1/37		7,241	8,605
9.5% 9/1/21		148	152
3% 4/1/22 to 9/1/48		523,364,652	530,779,544

TOTAL FANNIE MAE			3,332,303,885

Freddie Mac - 4.9%
12 month U.S. LIBOR + 1.325% 4.205% 1/1/36 (d)(e)		23,457	24,238
12 month U.S. LIBOR + 1.375% 4.28% 3/1/36 (d)(e)		63,082	65,397
12 month U.S. LIBOR + 1.500% 4.53% 3/1/36 (d)(e)		55,631	57,898
12 month U.S. LIBOR + 1.515% 4.39% 11/1/35 (d)(e)		16,448	17,087
12 month U.S. LIBOR + 1.750% 4.5% 7/1/41 (d)(e)		220,400	229,249
12 month U.S. LIBOR + 1.750% 4.643% 12/1/40 (d)(e)		1,194,490	1,242,223
12 month U.S. LIBOR + 1.754% 4.505% 9/1/41 (d)(e)		381,335	396,816
12 month U.S. LIBOR + 1.793% 4.695% 4/1/37 (d)(e)		21,589	22,642
12 month U.S. LIBOR + 1.864% 4.739% 4/1/36 (d)(e)(k)		21,550	22,724
12 month U.S. LIBOR + 1.877% 4.785% 4/1/41 (d)(e)		30,762	32,127
12 month U.S. LIBOR + 1.880% 4.63% 9/1/41 (d)(e)		30,470	31,842
12 month U.S. LIBOR + 1.884% 4.668% 10/1/42 (d)(e)		360,785	375,855
12 month U.S. LIBOR + 1.910% 4.594% 5/1/41 (d)(e)		46,807	48,968
12 month U.S. LIBOR + 1.910% 4.62% 6/1/41 (d)(e)		63,079	65,766
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (d)(e)		28,672	29,850
12 month U.S. LIBOR + 1.910% 4.69% 5/1/41 (d)(e)		72,845	76,099
12 month U.S. LIBOR + 1.920% 4.67% 6/1/36 (d)(e)		12,308	12,927
12 month U.S. LIBOR + 1.998% 4.913% 4/1/38 (d)(e)		62,004	65,462
12 month U.S. LIBOR + 2.045% 4.778% 7/1/36 (d)(e)		34,324	35,966
12 month U.S. LIBOR + 2.073% 5.004% 3/1/33 (d)(e)		971	1,016
12 month U.S. LIBOR + 2.200% 5.075% 12/1/36 (d)(e)		52,994	55,696
6 month U.S. LIBOR + 1.125% 3.924% 8/1/37 (d)(e)		20,335	20,742
6 month U.S. LIBOR + 1.445% 4.195% 3/1/35 (d)(e)		22,144	22,821
6 month U.S. LIBOR + 1.608% 4.205% 12/1/35 (d)(e)		19,120	19,777
6 month U.S. LIBOR + 1.647% 4.438% 2/1/37 (d)(e)		82,148	85,153
6 month U.S. LIBOR + 1.720% 4.567% 8/1/37 (d)(e)		31,474	32,760
6 month U.S. LIBOR + 1.746% 4.58% 5/1/37 (d)(e)		8,165	8,520
6 month U.S. LIBOR + 1.843% 4.609% 10/1/36 (d)(e)		91,347	95,275
6 month U.S. LIBOR + 1.912% 4.684% 10/1/35 (d)(e)		55,479	57,838
6 month U.S. LIBOR + 2.020% 4.692% 6/1/37 (d)(e)		16,044	16,744
6 month U.S. LIBOR + 2.040% 4.726% 6/1/37 (d)(e)		24,157	25,224
6 month U.S. LIBOR + 2.286% 5.015% 10/1/35 (d)(e)		25,545	26,564
U.S. TREASURY 1 YEAR INDEX + 2.035% 4.393% 6/1/33 (d)(e)		78,551	81,903
U.S. TREASURY 1 YEAR INDEX + 2.282% 4.532% 6/1/33 (d)(e)		161,219	168,006
U.S. TREASURY 1 YEAR INDEX + 2.410% 4.826% 3/1/35 (d)(e)		314,806	327,542
3% 6/1/31 to 2/1/47		257,939,799	261,183,440
3.5% 1/1/32 to 3/1/48 (g)(h)		420,752,620	434,112,051
3.5% 8/1/47		113,095	116,403
4% 7/1/31 to 9/1/48		324,739,430	339,272,768
4% 4/1/48		1,016,943	1,054,033
4.5% 6/1/25 to 12/1/48		69,041,512	73,678,475
5% 6/1/20 to 7/1/41		10,559,148	11,503,866
5.5% 10/1/19 to 3/1/41		3,664,806	4,047,645
6% 10/1/21 to 12/1/37		1,049,432	1,177,125
6.5% 7/1/21 to 9/1/39		1,376,598	1,562,219
7% 6/1/21 to 9/1/36		487,124	554,054
7.5% 1/1/27 to 4/1/32		10,963	12,483
8% 7/1/24 to 4/1/32		13,729	15,679
8.5% 9/1/19 to 1/1/28		11,892	13,255
9% 10/1/20		3	3
9.5% 5/1/21		1	1

TOTAL FREDDIE MAC			1,132,202,217

Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
3% 10/1/31		962,351	979,914
Ginnie Mae - 6.6%
3.5% 11/15/40 to 7/20/47		219,720,066	226,749,582
4% 5/20/33 to 5/20/49		86,184,357	90,330,988
4.5% 6/20/33 to 4/20/47		93,495,814	98,603,967
5% 12/15/32 to 9/15/41		11,220,150	12,135,087
5.5% 7/15/33 to 9/15/39		873,071	962,745
6% 10/15/30 to 11/15/39		279,544	314,990
7% 10/15/22 to 3/15/33		556,169	632,576
7.5% 11/15/21 to 9/15/31		221,653	244,887
8% 11/15/21 to 11/15/29		59,229	64,410
8.5% 10/15/21 to 1/15/31		11,554	13,051
9% 10/15/19 to 1/15/23		120	128
9.5% 12/15/20 to 3/15/23		60	62
3% 5/20/42 to 9/20/48		295,337,239	300,124,864
3% 6/1/49 (c)		34,325,000	34,840,802
3% 6/1/49 (c)		44,050,000	44,711,939
3% 6/1/49 (c)		30,350,000	30,806,069
3% 6/1/49 (c)		35,225,000	35,754,326
3% 6/1/49 (c)		29,475,000	29,917,921
3.5% 6/1/49 (c)		124,700,000	128,179,729
3.5% 6/1/49 (c)		78,150,000	80,330,760
3.5% 6/1/49 (c)		16,900,000	17,371,591
3.5% 6/1/49 (c)		25,650,000	26,365,758
3.5% 6/1/49 (c)		25,750,000	26,468,549
3.5% 6/1/49 (c)		21,175,000	21,765,884
3.5% 6/1/49 (c)		19,050,000	19,581,586
3.5% 6/1/49 (c)		21,175,000	21,765,884
3.5% 7/1/49 (c)		138,400,000	142,097,875
4% 6/1/49		113,645,000	117,552,899
6.5% 3/20/31 to 6/15/37		156,298	179,360
11% 9/20/19		6	6

TOTAL GINNIE MAE			1,507,868,275

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $5,921,882,642)			5,973,354,291

Asset-Backed Securities - 2.3%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (b)		$13,412,750	$13,479,568
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 1.32% 7/22/32 (b)(d)(e)		22,128,000	22,128,000
ALG Student Loan Trust I Series 2006-1A Class A3, 3 month U.S. LIBOR + 0.150% 2.7324% 10/28/23 (b)(d)(e)		9,279,920	9,242,053
American Homes 4 Rent:
Series 2014-SFR2 Class E, 6.231% 10/17/36 (b)		221,000	246,147
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		478,000	535,240
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		662,438	718,977
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (b)		1,118,000	1,246,660
Class XS, 0% 10/17/52 (b)(d)(k)(l)		779,164	8
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 1 month U.S. LIBOR + 4.200% 4.1071% 6/26/34 (b)(d)(e)		8,079	16,204
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (b)		25,104,813	25,834,328
Class AA, 2.487% 12/16/41 (b)		5,006,500	4,961,118
Brazos Higher Education Authority, Inc. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 3.4303% 7/25/29 (d)(e)		3,413,009	3,429,003
CAM Mortgage Trust Series 2018-1 Class A1, 3.96% 12/1/65 (b)		2,417,703	2,416,273
Capital Trust RE CDO Ltd. Series 2005-1A Class E, 1 month U.S. LIBOR + 2.100% 4.5406% 3/20/50 (b)(d)(e)(l)		330,000	33
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)		22,008,190	22,301,669
Class B, 5.095% 4/15/39 (b)		7,550,117	7,704,358
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (b)		21,060,186	21,455,191
Cedar Funding Ltd. Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 3.8749% 5/29/32 (b)(d)(e)		11,001,000	11,001,000
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 3.836% 10/25/37 (b)(d)(e)		8,766,081	8,867,311
Collegiate Funding Services Education Loan Trust Series 2004-A Class A4, 3 month U.S. LIBOR + 0.340% 2.9374% 9/28/30 (d)(e)		7,916,653	7,908,345
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (b)		7,657,864	7,681,325
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 7.6798% 3/25/32 (d)(e)		2,025	2,062
Series 2004-7 Class AF5, 4.7279% 1/25/35		150,309	150,169
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 6.2724% 1/28/40 (b)(d)(e)(l)		354,500	35
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (b)		10,899,025	11,169,103
Class A2II, 4.03% 11/20/47 (b)		18,463,825	19,018,478
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		43,254	43,727
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 3.8768% 4/15/29 (b)(d)(e)		25,370,000	25,481,476
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.33% 5/15/32 (b)(c)(d)(e)		17,982,000	17,982,000
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 3.2548% 3/25/34 (d)(e)		1,373	1,279
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30		11,770,000	12,541,707
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.6196% 11/15/34 (b)(d)(e)		181,382	178,500
Class B, 1 month U.S. LIBOR + 0.280% 2.7196% 11/15/34 (b)(d)(e)		65,516	64,399
Class C, 1 month U.S. LIBOR + 0.380% 2.8196% 11/15/34 (b)(d)(e)		108,908	104,154
Class D, 1 month U.S. LIBOR + 0.750% 3.1896% 11/15/34 (b)(d)(e)		41,313	39,121
Home Partners of America Credit Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.650% 5.0824% 7/17/34 (b)(d)(e)		231,000	231,338
Class F, 1 month U.S. LIBOR + 3.539% 5.9714% 7/17/34 (b)(d)(e)		360,000	360,927
Home Partners of America Trust Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 4.7824% 7/17/37 (b)(d)(e)		708,000	701,787
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)		9,507,139	9,821,811
Invitation Homes Trust:
Series 2017-SFR2 Class E, 1 month U.S. LIBOR + 2.250% 4.6824% 12/17/36 (b)(d)(e)		560,702	559,583
Series 2018-SFR1 Class F, 1 month U.S. LIBOR + 2.500% 4.9324% 3/17/37 (b)(d)(e)		248,030	246,377
Series 2018-SFR2 Class F, 1 month U.S. LIBOR + 2.250% 4.6896% 6/17/37 (b)(d)(e)		1,275,000	1,263,813
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 1.22% 1/20/29 (b)(d)(e)		8,925,000	8,925,000
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 1.3% 7/15/32 (b)(c)(d)(e)		22,042,000	22,042,000
Magnetite CLO Ltd. Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 3.9086% 4/20/30 (b)(d)(e)		18,545,000	18,554,736
Merit Securities Corp. Series 13 Class M1, 7.9536% 12/28/33 (d)		153,200	159,837
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)		10,796,458	11,143,258
Nationstar HECM Loan Trust:
Series 2018-2A Class A, 3.1877% 7/25/28 (b)		9,007,987	9,010,160
Series 2018-3A Class A 3.5545% 11/25/28 (b)		8,255,962	8,232,177
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 3.0298% 7/26/66 (b)(d)(e)		2,238,000	2,238,532
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.9398% 9/25/35 (d)(e)		546,904	544,723
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 1.3% 7/17/32 (b)(c)(d)(e)		22,017,000	22,017,000
North Carolina State Ed Assistance Auth. Student Loan Rev. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.800% 3.3803% 7/25/25 (d)(e)		3,397,941	3,407,524
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.6748% 1/25/36 (d)(e)		939,804	945,014
Progress Residential Trust:
Series 2015-SFR3 Class F, 6.643% 11/12/32 (b)		168,000	170,450
Series 2017-SFR1 Class F, 5.35% 8/17/34 (b)		160,000	163,599
Series 2017-SFR2 Class F, 1 month U.S. LIBOR + 2.750% 4.836% 12/17/34 (b)		160,000	162,014
Series 2018-SFR1 Class F, 4.778% 3/17/35 (b)		472,000	477,478
Series 2018-SFR2 Class F, 4.953% 8/17/35 (b)		292,000	297,594
Series 2018-SFR3 Class F, 5.368% 10/17/35 (b)		689,000	708,695
Series 2019-SFR1 Class F, 5.061% 8/17/35 (b)		600,000	613,034
Series 2019-SFR2 Class F, 4.837% 5/17/36 (b)		208,000	209,780
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 5.5606% 12/25/33		26,816	17,480
SLM Student Loan Trust Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 3.0809% 12/15/27 (b)(d)(e)		23,617,403	23,581,852
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 5.0396% 1/17/35 (b)(d)(e)		954,000	955,607
Class F, 1 month U.S. LIBOR + 3.400% 5.8396% 1/17/35 (b)(d)(e)		963,000	966,543
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3 month U.S. LIBOR + 2.650% 5.2151% 2/5/36 (b)(d)(e)(l)		330,479	25
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 7.0651% 12/5/36 (b)(d)(e)(l)		636,700	48
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.2898% 9/25/34 (d)(e)		15,831	15,080
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (b)		14,736,972	15,111,496
Series 2018-A Class A, 4.147% 9/15/38 (b)		21,446,667	21,842,113
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (b)		18,711,342	19,363,756
Series 2018-6 Class A1A, 3.75% 3/25/58 (b)		24,687,547	25,292,390
Series 2019-1 Class A1, 3.75% 3/25/58 (b)		8,932,044	9,257,335
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 3.1486% 4/6/42 (b)(d)(e)(l)		1,639,000	1,219,654
Tricon American Homes:
Series 2016-SFR1:
Class B, 2.989% 11/17/33 (b)		329,000	328,388
Class F, 5.769% 11/17/33 (b)		807,000	827,624
Series 2017-SFR1 Class F, 5.151% 9/17/34 (b)		1,681,000	1,714,888
Series 2017-SFR2 Class F, 5.104% 1/17/36 (b)		280,000	286,401
Series 2018-SFR1 Class F, 4.96% 5/17/37 (b)		1,331,000	1,356,292
Upgrade Receivables Trust Series 2019-1A Class A, 3.48% 3/15/25 (b)		7,505,544	7,525,318
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (b)		734,000	723,736
Verde CLO Ltd. Series 2019-1A Class A, 3.9137% 4/15/32 (b)(d)		21,084,000	21,072,130
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 3 month U.S. LIBOR + 0.850% 3.3719% 11/21/40 (b)(d)(e)		305,000	303,292
TOTAL ASSET-BACKED SECURITIES
(Cost $524,238,300)			532,918,710

Collateralized Mortgage Obligations - 2.5%
Private Sponsor - 0.8%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 2.6166% 6/27/36 (b)(d)(e)		2,975,097	2,916,139
BCAP LLC Trust sequential payer Series 2012-RR5 Class 8A5, 2.6805% 7/26/36 (b)(d)		552,951	542,859
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 2.9898% 1/25/35 (d)(e)		72,542	72,218
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(d)		3,026,095	3,054,901
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 4.8238% 1/25/37 (b)(d)		639,954	651,816
Countrywide Home Loans, Inc. Series 2003-R1:
Class 2B4, 3.3614% 2/25/43 (b)(d)(l)		4,810	1,066
Class 2B5, 3.3614% 2/25/43 (b)(d)		2,663	121
Credit Suisse Mortgage Trust Series 2010-9R Class 2A5, 4% 2/27/38 (b)		2,620,703	2,632,205
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 4.0554% 5/27/37 (b)(d)(e)		3,395,126	3,274,917
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 3.1766% 5/27/37 (b)(d)(e)		280,819	270,765
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (b)(d)		6,786,026	6,751,327
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.372% 12/25/46 (b)(d)		580,000	587,326
Series 2010-K7 Class B, 5.5007% 4/25/20 (b)(d)		637,070	649,203
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 2.9706% 8/25/60 (b)(e)		16,018,776	15,984,993
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 4.3284% 3/25/37 (d)		71,622	71,045
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 3.0168% 10/15/54 (b)(d)(e)		19,813,000	19,805,649
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 2.6934% 6/21/36 (b)(d)(e)		1,188,552	1,181,550
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 3.2948% 12/22/69 (b)(d)(e)		12,067,000	12,087,309
Series 2019-2A Class 1A, 0.67% 12/22/69 (b)(m)		42,614,000	42,614,000
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.6466% 2/25/37 (d)(e)		305,241	303,315
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.7198% 7/25/35 (d)(e)		81,673	81,619
Permanent Master Issuer PLC floater Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.9768% 7/15/58 (b)(d)(e)		38,785,000	38,742,375
RBSSP Resecuritization Trust sequential payer Series 2010-1 Class 2A1, 3.9548% 7/26/45 (b)(d)		2,835,270	2,865,321
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (d)(e)		7,883	7,745
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 3.1485% 1/21/70 (b)(e)		22,400,000	22,443,344
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 3.0698% 9/25/43 (d)(e)		3,303,852	3,315,537
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-BB Class A2, 4.9485% 1/25/35 (d)		579,120	592,564
Series 2005-AR10 Class 2A15, 4.9041% 6/25/35 (d)		3,355,934	3,355,578
Series 2005-AR2 Class 1A2, 5.0997% 3/25/35 (d)		449,838	458,507
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4 Class 2A1, 4.0884% 6/27/36 (b)(d)		17,340	17,292
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (b)		2,745,784	2,731,055

TOTAL PRIVATE SPONSOR			188,063,661

U.S. Government Agency - 1.7%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 3.2298% 2/25/32 (d)(e)		10,109	10,230
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 3.4406% 3/18/32 (d)(e)		18,647	19,012
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 3.4298% 4/25/32 (d)(e)		21,634	22,002
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 3.4298% 10/25/32 (d)(e)		28,155	28,638
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 3.1798% 1/25/32 (d)(e)		10,417	10,527
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 5.6703% 12/25/33 (d)(k)(n)		340,074	81,712
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 4.2503% 11/25/36 (d)(k)(n)		248,576	46,745
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		8,551	8,894
Series 1993-207 Class H, 6.5% 11/25/23		125,574	133,469
Series 1996-28 Class PK, 6.5% 7/25/25		42,729	45,532
Series 1999-17 Class PG, 6% 4/25/29		151,985	165,819
Series 1999-32 Class PL, 6% 7/25/29		145,568	159,156
Series 1999-33 Class PK, 6% 7/25/29		104,573	114,009
Series 2001-52 Class YZ, 6.5% 10/25/31		13,058	14,843
Series 2003-28 Class KG, 5.5% 4/25/23		73,335	75,833
Series 2005-102 Class CO 11/25/35 (o)		77,887	70,261
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 11.2327% 8/25/35 (d)(n)		23,469	28,797
Series 2005-81 Class PC, 5.5% 9/25/35		202,160	222,961
Series 2006-12 Class BO 10/25/35 (o)		348,821	314,872
Series 2006-37 Class OW 5/25/36 (o)		33,018	29,139
Series 2006-45 Class OP 6/25/36 (o)		113,596	100,199
Series 2006-62 Class KP 4/25/36 (o)		192,023	170,223
Series 2012-149:
Class DA, 1.75% 1/25/43		3,986,903	3,900,466
Class GA, 1.75% 6/25/42		4,100,824	4,021,109
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		31,530	35,486
Series 1999-25 Class Z, 6% 6/25/29		116,790	129,214
Series 2001-20 Class Z, 6% 5/25/31		160,172	175,711
Series 2001-31 Class ZC, 6.5% 7/25/31		88,528	99,428
Series 2002-16 Class ZD, 6.5% 4/25/32		48,320	55,011
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.1203% 11/25/32 (d)(k)(n)		201,492	27,676
Series 2012-67 Class AI, 4.5% 7/25/27 (k)		877,419	75,236
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.2103% 12/25/36 (d)(k)(n)		171,700	37,249
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 4.0103% 5/25/37 (d)(k)(n)		98,035	18,433
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 12.9272% 9/25/23 (d)(n)		5,948	6,958
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 5.6703% 3/25/33 (d)(k)(n)		25,174	5,026
Series 2005-72 Class ZC, 5.5% 8/25/35		1,342,762	1,456,414
Series 2005-79 Class ZC, 5.9% 9/25/35		878,544	996,858
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 26.0415% 6/25/37 (d)(n)		81,490	159,533
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 25.0215% 7/25/37 (d)(n)		124,339	241,790
Class SB, 39.600% - 1 month U.S. LIBOR 25.0215% 7/25/37 (d)(n)		46,489	79,054
Series 2007-75 Class JI, 6.545% - 1 month U.S. LIBOR 4.1153% 8/25/37 (d)(k)(n)		3,699,410	685,252
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 3.9203% 3/25/38 (d)(k)(n)		657,440	113,663
Series 2009-76 Class MI, 5.5% 9/25/24 (k)		201	0
Series 2009-85 Class IB, 4.5% 8/25/24 (k)		10,431	81
Series 2009-93 Class IC, 4.5% 9/25/24 (k)		8,568	31
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 3.9303% 6/25/21 (d)(k)(n)		2,384	28
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 3.6203% 12/25/40 (d)(k)(n)		614,423	98,814
Class ZA, 4.5% 12/25/40		2,620,686	2,858,769
Series 2010-139 Class NI, 4.5% 2/25/40 (k)		478,459	37,460
Series 2010-150 Class ZC, 4.75% 1/25/41		3,125,403	3,463,652
Series 2010-17 Class DI, 4.5% 6/25/21 (k)		2,967	31
Series 2010-95 Class ZC, 5% 9/25/40		6,490,914	7,233,530
Series 2010-97 Class CI, 4.5% 8/25/25 (k)		69,280	1,495
Series 2011-39 Class ZA, 6% 11/25/32		437,923	492,991
Series 2011-4 Class PZ, 5% 2/25/41		1,398,915	1,596,231
Series 2011-67 Class AI, 4% 7/25/26 (k)		151,269	11,386
Series 2011-83 Class DI, 6% 9/25/26 (k)		152,844	9,551
Series 2012-100 Class WI, 3% 9/25/27 (k)		2,766,136	228,703
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.2203% 12/25/30 (d)(k)(n)		880,347	89,791
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.1203% 6/25/41 (d)(k)(n)		1,132,325	136,624
Series 2013-133 Class IB, 3% 4/25/32 (k)		1,736,013	132,641
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 3.6203% 1/25/44 (d)(k)(n)		942,555	150,232
Series 2013-51 Class GI, 3% 10/25/32 (k)		2,607,216	228,007
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 4.2903% 6/25/35 (d)(k)(n)		511,134	94,672
Series 2015-42 Class IL, 6% 6/25/45 (k)		3,823,539	835,038
Series 2015-70 Class JC, 3% 10/25/45		3,272,539	3,337,462
Series 2017-30 Class AI, 5.5% 5/25/47		2,044,548	421,611
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (k)		95,824	20,121
Series 343 Class 16, 5.5% 5/25/34 (k)		82,699	15,282
Series 348 Class 14, 6.5% 8/25/34 (d)(k)		57,415	12,796
Series 351:
Class 12, 5.5% 4/25/34 (d)(k)		37,922	7,015
Class 13, 6% 3/25/34 (k)		50,867	10,345
Series 359 Class 19, 6% 7/25/35 (d)(k)		31,677	6,666
Series 384 Class 6, 5% 7/25/37 (k)		402,016	72,525
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 3.2396% 1/15/32 (d)(e)		8,264	8,363
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 3.3396% 3/15/32 (d)(e)		11,678	11,849
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 3.4396% 3/15/32 (d)(e)		11,455	11,650
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 3.3396% 6/15/31 (d)(e)		21,294	21,596
Class FG, 1 month U.S. LIBOR + 0.900% 3.3396% 3/15/32 (d)(e)		6,455	6,550
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 2.6896% 5/15/37 (d)(e)		480,302	477,089
planned amortization class:
Series 2006-15 Class OP 3/25/36 (o)		339,959	301,611
Series 2095 Class PE, 6% 11/15/28		174,493	190,348
Series 2101 Class PD, 6% 11/15/28		13,728	15,001
Series 2121 Class MG, 6% 2/15/29		69,618	76,220
Series 2131 Class BG, 6% 3/15/29		484,326	529,590
Series 2137 Class PG, 6% 3/15/29		73,114	80,262
Series 2154 Class PT, 6% 5/15/29		121,432	133,312
Series 2162 Class PH, 6% 6/15/29		26,768	29,134
Series 2520 Class BE, 6% 11/15/32		168,894	188,671
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 5.1604% 3/15/23 (d)(k)(n)		4,488	163
Series 2693 Class MD, 5.5% 10/15/33		1,857,451	2,059,498
Series 2802 Class OB, 6% 5/15/34		238,555	257,755
Series 2962 Class BE, 4.5% 4/15/20		50,675	50,914
Series 3002 Class NE, 5% 7/15/35		471,375	505,545
Series 3110 Class OP 9/15/35 (o)		200,764	187,070
Series 3119 Class PO 2/15/36 (o)		409,292	361,864
Series 3121 Class KO 3/15/36 (o)		68,426	61,020
Series 3123 Class LO 3/15/36 (o)		228,903	202,889
Series 3145 Class GO 4/15/36 (o)		222,570	197,587
Series 3189 Class PD, 6% 7/15/36		387,816	442,794
Series 3225 Class EO 10/15/36 (o)		123,798	109,481
Series 3258 Class PM, 5.5% 12/15/36		200,527	217,230
Series 3415 Class PC, 5% 12/15/37		153,249	165,874
Series 3786 Class HI, 4% 3/15/38 (k)		407,512	20,436
Series 3806 Class UP, 4.5% 2/15/41		1,278,215	1,370,186
Series 3832 Class PE, 5% 3/15/41		1,513,210	1,649,628
Series 4135 Class AB, 1.75% 6/15/42		3,109,755	3,044,361
sequential payer:
Series 2135 Class JE, 6% 3/15/29		31,842	34,904
Series 2274 Class ZM, 6.5% 1/15/31		41,181	46,150
Series 2281 Class ZB, 6% 3/15/30		95,507	103,511
Series 2303 Class ZV, 6% 4/15/31		40,455	44,377
Series 2357 Class ZB, 6.5% 9/15/31		316,258	359,445
Series 2502 Class ZC, 6% 9/15/32		79,480	88,675
Series 2519 Class ZD, 5.5% 11/15/32		121,967	134,318
Series 2546 Class MJ, 5.5% 3/15/23		44,570	46,086
Series 2601 Class TB, 5.5% 4/15/23		21,535	22,468
Series 2998 Class LY, 5.5% 7/15/25		72,503	76,592
Series 3871 Class KB, 5.5% 6/15/41		2,613,632	2,977,217
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.1604% 2/15/36 (d)(k)(n)		140,675	28,579
Series 2013-4281 Class AI, 4% 12/15/28 (k)		1,440,634	100,286
Series 2017-4683 Class LM, 3% 5/15/47		4,628,918	4,677,279
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 30.9424% 8/15/24 (d)(n)		2,017	2,524
Class SD, 86.400% - 1 month U.S. LIBOR 54.7348% 8/15/24 (d)(n)		2,964	4,377
Series 2933 Class ZM, 5.75% 2/15/35		1,751,493	2,019,909
Series 2935 Class ZK, 5.5% 2/15/35		1,758,053	1,954,014
Series 2947 Class XZ, 6% 3/15/35		597,518	671,676
Series 2996 Class ZD, 5.5% 6/15/35		1,280,889	1,457,913
Series 3055 Class CS, 6.590% - 1 month U.S. LIBOR 4.1504% 10/15/35 (d)(k)(n)		203,652	39,348
Series 3237 Class C, 5.5% 11/15/36		1,833,273	2,053,858
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.2204% 11/15/36 (d)(k)(n)		516,617	101,470
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 4.3104% 3/15/37 (d)(k)(n)		744,905	153,702
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 4.3204% 4/15/37 (d)(k)(n)		1,078,430	228,736
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.1404% 6/15/37 (d)(k)(n)		389,603	69,372
Series 3949 Class MK, 4.5% 10/15/34		335,715	354,673
Series 3955 Class YI, 3% 11/15/21 (k)		430,766	10,728
Series 4055 Class BI, 3.5% 5/15/31 (k)		1,548,723	130,856
Series 4149 Class IO, 3% 1/15/33 (k)		1,175,033	137,924
Series 4314 Class AI, 5% 3/15/34 (k)		474,595	41,164
Series 4427 Class LI, 3.5% 2/15/34 (k)		2,986,622	317,720
Series 4471 Class PA 4% 12/15/40		3,292,088	3,388,573
target amortization class Series 2156 Class TC, 6.25% 5/15/29		89,077	95,212
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 3.3396% 2/15/24 (d)(e)		30,849	31,067
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		67,240	73,354
Series 2056 Class Z, 6% 5/15/28		125,436	136,847
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		4,007,613	4,242,390
Freddie Mac Seasoned Credit Risk Transfer Trust:
sequential payer:
Series 2017-1 Class MA, 3% 1/25/56		10,167,599	10,296,052
Series 2018-2 Class MA, 3.5% 11/25/57		3,296,440	3,400,616
Series 2018-3 Class MA, 3.5% 8/25/57		61,972,110	63,351,274
Series 2018-4 Class MA, 3.5% 3/25/58		8,624,003	8,870,004
Series 2019-1 Class MA, 3.5% 7/25/58		30,514,545	31,610,170
Series 2019-2 Class MA, 3.5% 8/25/58		21,258,989	21,897,227
Series 2018-3 Class M55D, 4% 8/25/57		9,056,762	9,433,342
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.2524% 6/16/37 (d)(k)(n)		224,656	44,905
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 3.0285% 3/20/60 (d)(e)(p)		2,919,077	2,922,945
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.8085% 7/20/60 (d)(e)(p)		346,097	344,533
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.7934% 9/20/60 (d)(e)(p)		416,562	414,493
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.7934% 8/20/60 (d)(e)(p)		477,196	474,896
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.8734% 12/20/60 (d)(e)(p)		876,245	873,614
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.9934% 12/20/60 (d)(e)(p)		1,279,403	1,279,681
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.9934% 2/20/61 (d)(e)(p)		2,592,202	2,592,704
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.9834% 2/20/61 (d)(e)(p)		3,394,946	3,395,018
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.9934% 4/20/61 (d)(e)(p)		1,122,445	1,122,686
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.9934% 5/20/61 (d)(e)(p)		1,409,386	1,409,726
Class FC, 1 month U.S. LIBOR + 0.500% 2.9934% 5/20/61 (d)(e)(p)		1,264,417	1,264,700
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 3.0234% 6/20/61 (d)(e)(p)		1,578,110	1,579,457
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 3.0934% 10/20/61 (d)(e)(p)		3,082,002	3,089,709
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 3.1934% 11/20/61 (d)(e)(p)		1,571,685	1,579,357
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 3.1934% 1/20/62 (d)(e)(p)		1,019,827	1,024,590
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 3.1234% 1/20/62 (d)(e)(p)		1,480,542	1,485,364
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 3.1234% 3/20/62 (d)(e)(p)		887,225	888,325
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 3.1434% 5/20/61 (d)(e)(p)		106,781	107,029
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 3.0134% 10/20/62 (d)(e)(p)		838,355	838,911
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 3.0234% 7/20/60 (d)(e)(p)		709,277	709,367
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 2.8534% 3/20/63 (d)(e)(p)		1,407,322	1,402,839
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 3.0934% 1/20/64 (d)(e)(p)		1,486,133	1,489,571
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 3.0934% 12/20/63 (d)(e)(p)		4,465,027	4,477,145
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.9934% 6/20/64 (d)(e)(p)		6,092,305	6,093,697
Series 2014-H20 Class BF, 1 month U.S. LIBOR + 0.500% 2.9934% 9/20/64 (d)(e)(p)		19,295,801	19,300,245
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.8934% 12/20/62 (d)(e)(p)		996,477	995,893
planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27		80,413	91,124
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 5.1187% 12/20/40 (d)(n)		3,619,000	4,154,793
Series 2011-136 Class WI, 4.5% 5/20/40 (k)		327,410	30,955
Series 2017-134 Class BA, 2.5% 11/20/46		3,942,505	3,939,861
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34		692,411	752,660
Series 2010-160 Class DY, 4% 12/20/40		8,418,675	9,015,002
Series 2010-170 Class B, 4% 12/20/40		1,897,540	2,032,005
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.0624% 5/16/34 (d)(k)(n)		126,176	21,597
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 4.7624% 8/17/34 (d)(k)(n)		143,376	29,601
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 25.5742% 6/16/37 (d)(n)		13,285	23,237
Series 2010-116 Class QB, 4% 9/16/40		18,054,124	18,750,235
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 2.8085% 5/20/60 (d)(e)(p)		1,186,438	1,181,675
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 3.6594% 7/20/41 (d)(k)(n)		724,341	122,953
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.2624% 6/16/42 (d)(k)(n)		463,288	85,711
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.4125% 4/20/39 (d)(n)		741,268	759,310
Class ST, 8.800% - 1 month U.S. LIBOR 5.5458% 8/20/39 (d)(n)		2,495,775	2,580,028
Series 2013-149 Class MA, 2.5% 5/20/40		9,945,228	9,973,714
Series 2014-2 Class BA, 3% 1/20/44		8,270,226	8,452,520
Series 2014-21 Class HA, 3% 2/20/44		3,790,509	3,879,831
Series 2014-25 Class HC, 3% 2/20/44		5,684,072	5,825,621
Series 2014-5 Class A, 3% 1/20/44		5,036,006	5,146,895
Series 2015-H13 Class HA, 2.5% 8/20/64 (p)		6,413,247	6,396,044
Series 2015-H21:
Class HA, 2.5% 6/20/63 (p)		933,400	931,052
Class JA, 2.5% 6/20/65 (p)		5,405,912	5,391,354
Series 2017-186 Class HK, 3% 11/16/45		8,161,296	8,239,380
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.76% 8/20/66 (d)(e)(p)		12,618,556	12,644,696

TOTAL U.S. GOVERNMENT AGENCY			395,750,795

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $579,110,932)			583,814,456

Commercial Mortgage Securities - 3.6%
280 Park Avenue Mortgage Trust floater Series 2017-280P Class F, 1 month U.S. LIBOR + 2.827% 5.2666% 9/15/34 (b)(d)(e)		1,278,000	1,281,190
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (b)		352,000	371,557
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8345% 2/14/43 (d)(k)		9,781	36
Banc of America Merrill Lynch Large Loan, Inc.:
floater:
Series 2019-AHT Class E, 1 month U.S. LIBOR + 3.200% 5.6396% 3/15/34 (b)(d)(e)		987,000	990,142
Series 2019-RLJ Class D, 1 month U.S. LIBOR + 1.950% 4.45% 4/15/36 (b)(d)(e)		1,365,000	1,364,349
Series 2015-200P Class F, 3.5958% 4/14/33 (b)(d)		831,000	819,665
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)		1,426,000	1,260,798
Series 2017-BNK6 Class D, 3.1% 7/15/60 (b)		830,000	734,751
Series 2017-BNK8 Class D, 2.6% 11/15/50 (b)		1,024,000	867,788
Series 2018-BN12 Class D, 3% 5/15/61 (b)		321,000	270,318
Bank Series 2018-BN15:
Class D, 3% 11/15/61 (b)		735,000	625,847
Class E, 3% 11/15/61 (b)		735,000	577,977
BANK Series 2019-BN18:
Class D, 3% 5/15/62 (b)		336,000	296,665
Class E, 3% 5/15/62 (b)		588,000	479,878
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.352% 2/15/50 (d)		610,000	630,397
Class D, 3.25% 2/15/50 (b)		1,222,000	1,083,118
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class XA, 1.9727% 7/15/49 (d)(k)		28,779,410	2,502,862
Barclays Commercial Mortgage Securities LLC:
Series 2015-STP Class E, 4.2844% 9/10/28 (b)(d)		2,007,000	1,974,025
Series 2018-C2 Class A5, 4.314% 12/15/51		9,200,000	10,194,200
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 0% 10/25/36 (b)(d)(k)(l)		1,821,223	0
BBCMS Mortgage Trust Series 2016-ETC:
Class D, 3.6089% 8/14/36 (b)(d)		868,000	840,364
Class E, 3.6089% 8/14/36 (b)(d)		637,000	581,275
Benchmark Mortgage Trust:
Series 2018-B7:
Class D, 3% 5/15/53 (b)(d)		614,000	538,853
Class E, 3% 5/15/53 (b)(d)		614,000	491,996
Series 2018-B8 Class A5, 4.2317% 1/15/52		16,084,000	17,756,939
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, 1 month U.S. LIBOR + 2.400% 4.8396% 6/15/35 (b)(d)(e)		294,000	293,806
BWAY Mortgage Trust Series 2015-1740 Class E, 4.4499% 1/10/35 (b)(d)		637,000	657,850
BX Commercial Mortgage Trust floater Series 2018-BIOA Class F, 1 month U.S. LIBOR + 2.471% 4.9107% 3/15/37 (b)(d)(e)		613,000	613,276
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.625% 5.0646% 9/15/37 (b)(d)(e)		6,299,990	6,233,877
Series 2018-IND:
Class F, 1 month U.S. LIBOR + 1.800% 4.2396% 11/15/35 (b)(d)(e)		7,845,927	7,857,715
Class G, 1 month U.S. LIBOR + 2.050% 4.4896% 11/15/35 (b)(d)(e)		1,104,488	1,107,539
Class H, 1 month U.S. LIBOR + 3.000% 5.4396% 11/15/35 (b)(d)(e)		416,619	417,784
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 3.8% 4/15/34 (b)(d)(e)		11,328,000	11,345,750
Class C, 1 month U.S. LIBOR + 1.600% 4.1% 4/15/34 (b)(d)(e)		7,490,000	7,506,422
Class D, 1 month U.S. LIBOR + 1.900% 4.4% 4/15/34 (b)(d)(e)		7,862,000	7,884,194
Class G, 1 month U.S. LIBOR + 3.600% 6.1% 4/15/34 (b)(d)(e)		1,533,000	1,539,723
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 3.5% 4/15/34 (b)(d)(e)		19,667,000	19,685,491
BXMT Ltd. floater Series 2017-FL1 Class D, 1 month U.S. LIBOR + 2.700% 5.1324% 6/15/35 (b)(d)(e)		533,000	534,496
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/39 (b)(d)		987,000	986,707
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 5.6896% 12/15/37 (b)(d)(e)		1,264,000	1,274,625
CCRESG Commercial Mortgage Trust Series 2016-HEAT Class E, 5.4883% 4/10/29 (b)(d)		769,000	778,272
CD Mortgage Trust Series 2017-CD3:
Class C, 4.5611% 2/10/50 (d)		1,482,000	1,561,636
Class D, 3.25% 2/10/50 (b)		1,340,000	1,217,684
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.7477% 12/15/47 (b)(d)		478,000	506,817
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class E, 3.7859% 4/10/28 (b)(d)		237,000	238,707
Class F, 3.7859% 4/10/28 (b)(d)		1,161,000	1,169,854
Citigroup Commercial Mortgage Trust:
Series 19-SMRT Class E, 4.7449% 1/10/24 (b)		791,000	813,884
Series 2013-375P Class E, 3.5176% 5/10/35 (b)(d)		1,306,000	1,289,399
Series 2013-GC15 Class D, 5.2154% 9/10/46 (b)(d)		2,196,000	2,289,344
Series 2015-GC29 Class XA, 1.1045% 4/10/48 (d)(k)		41,715,128	1,899,707
Series 2015-GC33 Class XA, 0.9301% 9/10/58 (d)(k)		57,846,377	2,597,603
Series 2015-SHP2 Class E, 1 month U.S. LIBOR + 4.350% 6.7896% 7/15/27 (b)(d)(e)		834,000	833,460
Series 2016-C3 Class D, 3% 11/15/49 (b)		1,507,000	1,223,778
Series 2016-P6 Class XA, 0.8084% 12/10/49 (d)(k)		52,323,063	1,982,516
Series 2018-C6 Class A4, 4.412% 11/10/51		10,946,000	12,241,443
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 5.4896% 9/15/33 (b)(d)(e)		468,000	468,473
Class G, 1 month U.S. LIBOR + 5.056% 7.4959% 9/15/33 (b)(d)(e)		544,000	523,043
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (b)		5,924,751	6,049,150
Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		1,476,000	1,238,923
Series 2012-CR1:
Class C, 5.3204% 5/15/45 (d)		769,000	802,478
Class D, 5.3204% 5/15/45 (b)(d)		2,108,000	2,133,859
Class G, 2.462% 5/15/45 (b)		774,000	612,209
Series 2012-LC4:
Class C, 5.5382% 12/10/44 (d)		166,000	172,823
Class D, 5.5382% 12/10/44 (b)(d)		1,199,470	1,033,045
Series 2013-CR10:
Class C, 4.7923% 8/10/46 (b)(d)		314,000	330,877
Class D, 4.7923% 8/10/46 (b)(d)		1,490,000	1,497,843
Series 2013-CR12 Class D, 5.0841% 10/10/46 (b)(d)		1,205,000	1,103,273
Series 2013-CR9 Class C, 4.2558% 7/10/45 (b)(d)		334,462	332,921
Series 2013-LC6 Class D, 4.2625% 1/10/46 (b)(d)		1,664,000	1,690,668
Series 2014-CR15 Class D, 4.7501% 2/10/47 (b)(d)		298,000	314,186
Series 2014-CR17 Class E, 4.8417% 5/10/47 (b)(d)		255,000	240,174
Series 2014-CR19 Class XA, 1.129% 8/10/47 (d)(k)		88,841,463	3,543,371
Series 2014-CR20 Class XA, 1.1078% 11/10/47 (d)(k)		78,168,040	3,269,691
Series 2014-LC17 Class XA, 0.8851% 10/10/47 (d)(k)		65,956,039	1,700,973
Series 2014-UBS2 Class D, 5.0024% 3/10/47 (b)(d)		994,000	921,543
Series 2014-UBS4 Class XA, 1.1579% 8/10/47 (d)(k)		64,743,772	2,846,363
Series 2014-UBS6 Class XA, 0.9401% 12/10/47 (d)(k)		91,574,406	3,428,344
Series 2015-3BP Class F, 3.2384% 2/10/35 (b)(d)		1,538,000	1,458,345
Series 2015-CR23 Class CME, 3.6845% 5/10/48 (b)(d)		308,000	306,842
Series 2015-DC1 Class XA, 1.1255% 2/10/48 (d)(k)		95,887,948	3,917,982
Series 2016-CD1 Class D, 2.7682% 8/10/49 (b)(d)		947,000	811,918
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)		1,079,000	945,293
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.5232% 5/10/43 (b)(d)		441,277	438,545
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (b)		368,000	331,167
Commercial Mortgage Trust Series 2016-CD2:
Class C, 4.029% 11/10/49 (d)		619,000	636,311
Class D, 2.779% 11/10/49 (d)		546,000	465,037
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 4.8315% 8/15/45 (b)(d)		105,000	105,422
Class E, 4.8315% 8/15/45 (b)(d)		1,801,000	1,750,276
Class F, 4.25% 8/15/45 (b)		1,773,000	1,499,084
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)		522,000	353,966
Core Industrial Trust:
floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 3.3196% 12/15/31 (b)(d)(e)		10,250,000	10,266,865
Series 2015-CALW Class G, 3.8504% 2/10/34 (b)(d)		740,000	746,248
Series 2015-TEXW Class F, 3.8487% 2/10/34 (b)(d)		1,347,000	1,356,604
Series 2015-WEST Class F, 4.2268% 2/10/37 (b)(d)		1,711,000	1,741,960
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (b)		213,137	169,822
Credit Suisse Mortgage Trust:
floater:
Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 3.443% 5/15/36 (b)(d)(e)		46,000,000	46,000,000
Class F, 1 month U.S. LIBOR + 2.650% 5.113% 5/15/36 (b)(d)(e)		693,000	693,000
Series 2019-SKLZ Class D, 1 month U.S. LIBOR + 3.600% 6.0396% 1/15/34 (b)(d)(e)		647,000	650,276
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)		11,930,000	12,566,315
Class B, 4.5349% 4/15/36 (b)		3,730,000	3,922,938
Class C, 4.782% 4/15/36 (b)		2,462,000	2,568,455
Class D, 4.782% 4/15/36 (b)		4,923,000	5,044,289
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4701% 6/15/50 (b)		1,278,000	1,200,982
Series 2017-CX10 Class UESD, 4.2366% 10/15/32 (b)(d)		1,055,000	1,057,187
Series 2017-CX9 Class D, 4.156% 9/15/50 (b)(d)		518,000	484,080
Series 2018-CX11 Class C, 4.7927% 4/15/51 (d)		495,000	527,867
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51		8,986,000	10,004,844
CSMC Trust Series 2017-MOON Class E, 3.1965% 7/10/34 (b)(d)		1,363,000	1,336,982
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 4.9345% 1/10/34 (b)(d)		458,000	470,513
Class E, 4.9345% 1/10/34 (b)(d)		1,487,000	1,490,411
DBGS Mortgage Trust Series 2019-1735 Class F, 4.1946% 4/10/37 (b)(d)		1,188,000	1,127,001
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.6984% 11/10/46 (b)(d)		2,136,000	2,216,997
Class F, 5.6984% 11/10/46 (b)(d)		2,129,000	2,170,268
Class G, 4.652% 11/10/46 (b)		2,273,000	2,132,739
Class XB, 0.3062% 11/10/46 (b)(d)(k)		13,328,000	69,895
Series 2011-LC3A Class D, 5.3383% 8/10/44 (b)(d)		969,000	1,008,402
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.4921% 8/10/49 (d)		382,000	379,947
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27		27,623,403	27,905,698
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5734% 12/25/43 (d)(k)		1,045,000	39,760
Series K012 Class X3, 2.329% 1/25/41 (d)(k)		1,128,055	39,190
Series K013 Class X3, 2.8143% 1/25/43 (d)(k)		1,113,000	49,119
sequential payer:
Series K069 Class A2, 3.187% 9/25/27		11,850,000	12,352,676
Series K155 Class A1, 3.75% 11/25/29		753,972	810,642
Series K734 Class A2, 3.208% 2/25/51		7,500,000	7,819,154
Series KAIV Class X2, 3.6147% 6/25/41 (d)(k)		574,000	38,699
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.2084% 9/25/45 (b)(d)		1,156,000	1,185,067
Series 2011-K10 Class B, 4.6218% 11/25/49 (b)(d)		319,000	326,057
Series 2011-K11 Class B, 4.4177% 12/25/48 (b)(d)		478,000	489,016
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (b)(d)		12,047,000	12,010,352
Class CFX, 3.3822% 12/15/34 (b)(d)		9,016,000	8,979,559
Class DFX, 3.3822% 12/15/34 (b)(d)		17,713,000	17,631,171
Class EFX, 3.3822% 12/15/34 (b)(d)		1,115,000	1,107,046
Class FFX, 3.3822% 12/15/34 (b)(d)		2,384,000	2,360,161
Class GFX, 3.3822% 12/15/34 (b)(d)		3,474,000	3,421,124
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class H, 6.75% 4/15/29 (d)		544,079	455,734
Series 1999-C2I Class K, 6.481% 9/15/33 (q)		1,054,547	1,069,842
GPMT Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 5.3919% 11/21/35 (b)(d)(e)		424,000	425,590
Grace Mortgage Trust Series 2014-GRCE Class F, 3.5901% 6/10/28 (b)(d)		1,219,000	1,218,771
GS Mortgage Securities Corp. II Series 2010-C1 Class X, 1.3432% 8/10/43 (b)(d)(k)		2,928,220	33,108
GS Mortgage Securities Corp. Trust floater Series 2019-SOHO Class E, 1 month U.S. LIBOR + 1.875% 4.3246% 6/15/36 (b)(c)(d)(e)		900,000	896,799
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 3.8896% 9/15/31 (b)(d)(e)		38,854,000	38,773,498
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 3.5296% 10/15/31 (b)(d)(e)		10,027,000	10,023,830
sequential payer:
Series 2017-GS8 Class A4, 3.469% 11/10/50		3,190,000	3,310,083
Series 2018-GS10 Class A5, 4.155% 7/10/51		2,990,000	3,270,742
Series 2010-C2:
Class D, 5.1807% 12/10/43 (b)(d)		910,000	936,898
Class XA, 0.0735% 12/10/43 (b)(d)(k)		1,954,981	3,182
Series 2011-GC3 Class D, 5.6369% 3/10/44 (b)(d)		323,000	336,763
Series 2011-GC5:
Class C, 5.3904% 8/10/44 (b)(d)		908,923	942,972
Class D, 5.3904% 8/10/44 (b)(d)		2,158,688	2,113,754
Class E, 5.3904% 8/10/44 (b)(d)		773,957	693,357
Class F, 4.5% 8/10/44 (b)		1,339,218	898,822
Series 2012-GC6:
Class D, 5.6515% 1/10/45(b)(d)		1,837,000	1,875,008
Class E, 5% 1/10/45 (b)(d)		463,000	421,715
Series 2012-GC6I Class F, 5% 1/10/45 (d)		447,457	345,086
Series 2012-GCJ7:
Class C, 5.6805% 5/10/45 (d)		1,043,000	1,095,905
Class D, 5.6805% 5/10/45 (b)(d)		2,561,000	2,534,078
Class E, 5% 5/10/45 (b)		845,140	612,631
Class F, 5% 5/10/45 (b)		2,253,469	813,385
Series 2012-GCJ9:
Class D, 4.7441% 11/10/45 (b)(d)		1,910,000	1,935,793
Class E, 4.7441% 11/10/45 (b)(d)		896,000	840,762
Series 2013-GC10 Class D, 4.3968% 2/10/46 (b)(d)		586,000	579,510
Series 2013-GC12:
Class D, 4.4504% 6/10/46 (b)(d)		254,518	243,222
Class XA, 1.4252% 6/10/46 (d)(k)		16,599,499	766,108
Series 2013-GC13 Class D, 4.0824% 7/10/46 (b)(d)		1,907,000	1,836,415
Series 2013-GC16:
Class C, 5.3106% 11/10/46 (d)		421,844	458,769
Class D, 5.3106% 11/10/46 (b)(d)		1,161,000	1,240,051
Class F, 3.5% 11/10/46 (b)		970,000	753,222
Series 2014-GC20 Class XA, 1.0627% 4/10/47 (d)(k)		89,325,497	3,188,563
Series 2015-GC34 Class XA, 1.3285% 10/10/48 (d)(k)		18,301,469	1,148,981
Series 2016-GS2:
Class C, 4.5279% 5/10/49 (d)		771,000	821,935
Class D, 2.753% 5/10/49 (b)		703,000	610,959
Series 2016-GS3 Class D, 2.62% 10/10/49 (b)		1,935,000	1,666,496
Series 2016-GS4 Class C, 3.8012% 11/10/49 (d)		464,000	456,945
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (b)		1,224,000	1,229,708
Series 2016-RENT:
Class E, 4.0667% 2/10/29 (b)(d)		3,220,000	3,231,472
Class F, 4.0667% 2/10/29 (b)(d)		2,468,000	2,460,908
Series 2017-GS6 Class D, 3.243% 5/10/50 (b)		1,195,000	1,014,026
Series 2018-GS9 Class D, 3% 3/10/51 (b)		835,000	682,805
Series 2019-GC38 Class D, 3% 2/10/52 (b)		446,000	390,258
Series 2019-GC39 Class D, 3% 5/10/52 (b)		1,176,000	1,043,348
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.1935% 11/5/38 (b)(d)		1,817,000	1,757,140
Series 2016-SFP Class F, 6.1552% 11/5/35 (b)		2,130,000	2,175,178
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 4.5896% 6/15/34 (b)(d)(e)		608,000	603,980
Class FFL, 1 month U.S. LIBOR + 2.850% 5.2896% 6/15/34 (b)(d)(e)		228,000	226,250
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (b)		1,064,000	1,110,891
Invitation Homes Trust floater:
Series 2018-SFR3 Class F, 1 month U.S. LIBOR + 2.250% 4.6824% 7/17/37 (b)(d)(e)		1,184,000	1,172,125
Series 2018-SFR4 Class F, 1 month U.S. LIBOR + 2.200% 4.6324% 1/17/38 (b)(d)(e)		744,000	730,671
JP Morgan Chase Commercial Mortgage Securities Trust floater Series 2018-LAQ Class E, 1 month U.S. LIBOR + 3.000% 5.4396% 6/15/35 (b)(d)(e)		65,764	66,120
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 0.7991% 4/15/47 (d)(k)		8,280,235	195,970
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)		194,000	162,836
Series 2014-C26 Class D, 3.9086% 1/15/48 (b)(d)		758,000	720,574
Series 2015-C30 Class XA, 0.5352% 7/15/48 (d)(k)		47,837,067	1,323,432
Series 2015-C32 Class C, 4.6663% 11/15/48 (d)		1,942,000	2,050,731
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4412% 12/15/49 (b)(d)		1,251,000	1,100,025
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4:
Class C, 3.0924% 12/15/49 (d)		603,000	584,641
Class D, 3.0924% 12/15/49 (b)(d)		1,242,000	1,093,261
Series 2017-C7:
Class C, 4.1848% 10/15/50 (d)		347,000	361,317
Class D, 3% 10/15/50 (b)		602,000	515,188
Series 2018-C8 Class D, 3.2451% 6/15/51 (b)(d)		406,000	353,728
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (b)(d)		242,000	245,347
Class D, 7.4453% 12/5/27 (b)(d)		1,201,000	1,217,610
Series 2012-CBX:
Class C, 5.1909% 6/15/45 (d)		159,000	164,833
Class D, 5.1909% 6/15/45 (b)(d)		886,000	894,145
Class E, 5.1909% 6/15/45 (b)(d)		1,135,000	1,083,053
Class F, 4% 6/15/45 (b)		1,124,000	932,003
Class G 4% 6/15/45 (b)		1,233,000	718,888
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-CBX Class D, 5.097% 1/12/37 (d)		242,000	242,324
Series 2005-LDP2 Class F, 5.01% 7/15/42 (d)		7,320	7,311
Series 2011-C3:
Class E, 5.6606% 2/15/46 (b)(d)		1,156,000	1,099,801
Class G, 4.409% 2/15/46 (b)(d)		368,000	312,754
Class H, 4.409% 2/15/46 (b)(d)		828,000	671,442
Class J, 4.409% 2/15/46 (b)(d)		106,000	78,451
Series 2011-C4:
Class E, 5.5353% 7/15/46 (b)(d)		1,398,000	1,458,868
Class F, 3.873% 7/15/46 (b)		166,000	165,796
Class H, 3.873% 7/15/46 (b)		784,250	742,151
Class NR, 3.873% 7/15/46 (b)		420,000	323,586
Series 2011-C5:
Class B. 5.3746% 8/15/46 (b)(d)		726,000	761,704
Class C, 5.3746% 8/15/46 (b)(d)		414,648	432,415
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (d)		1,025,000	1,037,274
Class D, 4.1681% 4/15/46 (d)		1,638,000	1,458,986
Class F, 3.25% 4/15/46 (b)(d)		1,851,000	1,141,424
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (b)(d)		945,000	590,823
Class E, 3.8046% 6/10/27 (b)(d)		1,519,000	472,286
Series 2015-UES Class F, 3.621% 9/5/32 (b)(d)		1,253,000	1,229,612
Series 2018-AON Class F, 4.6132% 7/5/31 (b)		743,000	730,264
Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (b)		2,322,000	2,456,279
Class DFX, 5.3503% 7/5/33 (b)		3,571,000	3,786,141
Class EFX, 5.5422% 7/5/33 (b)		4,886,000	5,157,559
Class XAFX, 1.116% 7/5/33 (b)(d)(k)		35,039,000	1,515,829
Series 2019-OSB Class E, 3.7828% 6/5/39 (b)		1,071,000	1,069,184
KNDL 2019-KNSQ Mortgage Trust floater Series 2019-KNSQ Class F, 1 month U.S. LIBOR + 2.000% 4.5% 5/15/36 (b)(d)(e)		1,113,000	1,114,448
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 3.8979% 5/15/31 (b)(d)		1,339,000	1,338,420
Liberty Street Trust Series 2016-225L:
Class D, 4.6485% 2/10/36 (b)(d)		375,000	399,911
Class E, 4.6485% 2/10/36 (b)(d)		942,000	979,216
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 5.6452% 1/20/41 (b)(d)		298,000	297,035
Class E, 5.6452% 1/20/41 (b)(d)		466,000	449,648
Mach One Trust LLC Series 2004-1A Class M, 5.45% 5/28/40 (b)(d)		68,974	68,470
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.5933% 5/12/39 (d)		276,950	279,001
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31		698,000	698,413
Series 2012-C5 Class E, 4.6848% 8/15/45 (b)(d)		288,000	295,451
Series 2012-C6 Class D, 4.609% 11/15/45 (b)(d)		1,469,000	1,513,145
Series 2013-C12 Class D, 4.7658% 10/15/46 (b)(d)		1,299,000	1,319,990
Series 2013-C13:
Class D, 4.9086% 11/15/46 (b)(d)		1,579,000	1,633,882
Class E, 4.9086% 11/15/46 (b)(d)		785,081	717,024
Series 2013-C7:
Class C, 4.1158% 2/15/46 (d)		308,000	314,748
Class D, 4.2318% 2/15/46 (b)(d)		1,341,000	1,290,001
Class E, 4.2318% 2/15/46 (b)(d)		391,000	333,697
Series 2013-C8 Class D, 4.0584% 12/15/48 (b)(d)		504,000	504,737
Series 2013-C9:
Class C, 4.0368% 5/15/46 (d)		920,000	933,511
Class D, 4.1248% 5/15/46 (b)(d)		1,700,000	1,647,269
Series 2014-C17 Class XA, 1.1383% 8/15/47 (d)(k)		84,797,734	3,606,142
Series 2015-C25 Class XA, 1.1102% 10/15/48 (d)(k)		29,747,689	1,555,358
Series 2016-C30:
Class C, 4.1263% 9/15/49 (d)		266,000	266,881
Class D, 3% 9/15/49 (b)		495,000	407,833
Series 2016-C31:
Class C, 4.3157% 11/15/49 (d)		603,000	607,673
Class D, 3% 11/15/49 (b)(d)		772,000	636,724
Series 2016-C32:
Class C, 4.2931% 12/15/49 (d)		415,000	419,498
Class D, 3.396% 12/15/49 (b)		997,000	837,318
Series 2017-C33 Class D, 3.356% 5/15/50 (b)		947,000	837,484
Morgan Stanley Capital I Trust:
floater Series 2019-AGLN:
Class A, 1 month U.S. LIBOR + 0.950% 3.3896% 3/15/34 (b)(d)(e)		13,540,000	13,539,973
Class F, 1 month U.S. LIBOR + 2.600% 5.0396% 3/15/34 (b)(d)(e)		1,890,000	1,892,364
Class G, 1 month U.S. LIBOR + 3.150% 5.5896% 3/15/34 (b)(d)(e)		420,000	421,051
sequential payer Series 2018-L1 Class A4, 4.407% 10/15/51		8,710,000	9,697,353
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		40,813	35,576
Series 2011-C1:
Class D, 5.3749% 9/15/47 (b)(d)		2,059,000	2,140,086
Class E, 5.3749% 9/15/47 (b)(d)		530,100	551,326
Series 2011-C2:
Class D, 5.4847% 6/15/44 (b)(d)		1,788,000	1,814,973
Class E, 5.4847% 6/15/44 (b)(d)		921,000	905,044
Class F, 5.4847% 6/15/44 (b)(d)		748,000	677,665
Class XB, 0.5352% 6/15/44 (b)(d)(k)		5,734,008	57,630
Series 2011-C3:
Class D, 5.1113% 7/15/49 (b)(d)		2,163,000	2,179,314
Class E, 5.1113% 7/15/49 (b)(d)		1,210,000	1,188,743
Class F, 5.1113% 7/15/49 (b)(d)		332,000	315,765
Class G, 5.1113% 7/15/49 (b)(d)		1,117,000	989,968
Series 2012-C4 Class D, 5.4197% 3/15/45 (b)(d)		425,000	417,237
Series 2014-150E:
Class C, 4.295% 9/9/32 (b)(d)		418,000	440,999
Class F, 4.295% 9/9/32 (b)(d)		734,000	747,118
Series 2014-CPT Class F, 3.4455% 7/13/29 (b)(d)		915,000	914,559
Series 2015-MS1:
Class C, 4.0308% 5/15/48 (d)		468,000	478,623
Class D, 4.0308% 5/15/48 (b)(d)		1,371,000	1,309,534
Series 2015-UBS8 Class D, 3.18% 12/15/48 (b)		883,000	769,539
Series 2016-BNK2:
Class C, 3% 11/15/49 (b)		1,456,000	1,287,239
Class D, 3.9071% 11/15/49(d)		603,000	614,770
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 5.0396% 11/15/34 (b)(d)(e)		822,000	818,389
Series 2018-H4 Class A4, 4.31% 12/15/51		33,617,000	37,263,083
Series 2018-MP Class E, 4.276% 7/11/40 (b)		1,318,000	1,281,418
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.6208% 7/15/33 (b)(d)		93,607	98,219
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.927% 9.3661% 8/15/19 (b)(d)(e)		604,941	610,072
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 6.6896% 8/15/34 (b)(d)(e)		3,117,644	3,135,471
MSCCG Trust floater Series 2018-SELF Class E, 1 month U.S. LIBOR + 2.150% 4.5896% 10/15/37 (b)(d)(e)		679,000	679,847
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (b)(d)		10,823,096	10,754,844
Class B, 4.181% 11/15/34 (b)		4,567,900	4,561,778
Class C, 5.205% 11/15/34 (b)		3,195,150	3,222,133
Class D, 6.55% 11/15/34 (b)		2,028,100	2,042,726
Class E, 6.8087% 11/15/34 (b)		561,000	545,194
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (b)(d)		311,000	313,091
MTRO Commercial Mortgage Trust floater Series 2019-TECH Class E, 1 month U.S. LIBOR + 2.050% 4.4896% 12/15/33 (b)(d)(e)		742,000	741,100
NationsLink Funding Corp. Series 1999-LTL1 Class D, 6.45% 1/22/26 (b)		67,435	67,812
Natixis Commercial Mortgage Securities Series 2019-10K Class F, 4.2724% 5/15/39 (b)(d)		1,374,000	1,231,661
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 5.223% 6/15/35 (b)(d)(e)		132,000	131,811
Class WAN2, 1 month U.S. LIBOR + 3.750% 6.223% 6/15/35 (b)(d)(e)		128,000	126,817
Series 2018-285M Class F, 3.7904% 11/15/32 (b)(d)		307,000	298,874
Series 2018-TECH Class F, 1 month U.S. LIBOR + 3.000% 5.4396% 11/15/34 (b)(d)(e)		245,000	241,078
NYT Mortgage Trust floater Series 2019-NYT Class F, 1 month U.S. LIBOR + 3.000% 5.4396% 11/15/35 (b)(d)(e)		1,385,000	1,395,752
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		1,154,952	1,411,866
RETL floater Series 2019-RVP:
Class A, 1 month U.S. LIBOR + 1.150% 3.5896% 3/15/36 (b)(d)(e)		17,941,914	17,948,255
Class B, 1 month U.S. LIBOR + 1.550% 3.9896% 3/15/36 (b)(d)(e)		12,500,000	12,512,380
Class C, 1 month U.S. LIBOR + 2.100% 4.5396% 3/15/36 (b)(d)(e)		16,734,000	16,771,717
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.4825% 8/15/39 (d)		19,404	19,453
Series 2007-C4 Class F, 5.4825% 8/15/39 (d)		1,110,000	1,087,615
TPG Real Estate Finance floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.700% 5.1324% 2/15/35 (b)(d)(e)		323,000	323,808
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class D, 5.5434% 5/10/45 (b)(d)		1,367,000	1,374,439
Class E, 5% 5/10/45 (b)(d)		595,000	544,017
Class F, 5% 5/10/45 (b)(d)		762,700	589,446
Series 2017-C7 Class XA, 1.0654% 12/15/50 (d)(k)		53,950,266	3,650,647
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (b)(d)		746,000	721,361
Series 2012-WRM:
Class C, 4.238% 6/10/30 (b)(d)		110,000	110,156
Class E, 4.238% 6/10/30 (b)(d)		849,000	806,573
VNO Mortgage Trust Series 2012-6AVE Class D, 3.3372% 11/15/30 (b)(d)		828,000	826,551
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (b)		180,000	185,724
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5693% 11/15/43 (b)(d)(k)		15,792,866	116,161
Series 2012-LC5:
Class C, 4.693% 10/15/45 (d)		362,000	379,153
Class D, 4.7608% 10/15/45 (b)(d)		1,939,000	2,005,084
Class E, 4.7608% 10/15/45 (b)(d)		869,082	859,740
Series 2015-C31 Class XA, 1.0306% 11/15/48 (d)(k)		23,482,913	1,255,089
Series 2015-NXS4 Class E, 3.5981% 12/15/48 (b)(d)		645,000	557,607
Series 2016-BNK1:
Class C, 3.071% 8/15/49		446,000	425,655
Class D, 3% 8/15/49 (b)		487,000	409,168
Series 2016-C34 Class XA, 2.1478% 6/15/49 (d)(k)		21,444,742	2,134,419
Series 2016-C35 Class D, 3.142% 7/15/48 (b)		1,739,000	1,435,383
Series 2016-LC25 Class C, 4.4195% 12/15/59 (d)		575,000	593,174
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)		1,337,000	1,151,507
Series 2017-C38 Class D, 3% 7/15/50 (b)(d)		1,478,000	1,243,261
Series 2017-RB1 Class D, 3.401% 3/15/50 (b)		595,000	523,340
Series 2018-C43 Class C, 4.514% 3/15/51		401,000	399,566
Series 2018-C46 Class XA, 0.9479% 8/15/51 (d)(k)		47,176,023	2,873,119
Series 2018-C48 Class A5, 4.302% 1/15/52		22,325,000	24,702,773
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 3.1524% 6/15/46 (b)(d)(e)		19,523,468	19,527,240
sequential payer Series 2011-C4I Class G, 5% 6/15/44		372,000	250,768
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)		229,000	236,624
Class D, 5.6829% 3/15/44 (b)(d)		949,000	849,518
Class E, 5% 3/15/44 (b)		733,000	429,166
Class F, 5% 3/15/44 (b)		761,000	243,329
Series 2011-C4:
Class D, 5.2305% 6/15/44 (b)(d)		474,000	476,858
Class E, 5.2305% 6/15/44 (b)(d)		335,432	331,600
Series 2011-C5:
Class C, 5.6693% 11/15/44 (b)(d)		160,000	168,398
Class D, 5.6693% 11/15/44 (b)(d)		1,195,000	1,245,085
Class E, 5.6693% 11/15/44 (b)(d)		1,670,000	1,705,902
Class F, 5.25% 11/15/44 (b)(d)		1,099,000	1,014,115
Class G, 5.25% 11/15/44 (b)(d)		376,000	329,208
Class XA, 1.725% 11/15/44 (b)(d)(k)		2,356,740	72,846
Series 2012-C6 Class D, 5.582% 4/15/45 (b)(d)		702,000	732,229
Series 2012-C7:
Class C, 4.8153% 6/15/45 (d)		1,226,000	1,248,551
Class E, 4.8153% 6/15/45 (b)(d)		2,074,312	1,813,383
Class F, 4.5% 6/15/45 (b)		421,434	264,594
Class G, 4.5% 6/15/45 (b)		1,242,487	469,987
Series 2012-C8:
Class D, 4.8905% 8/15/45 (b)(d)		524,000	529,599
Class E, 4.8905% 8/15/45 (b)(d)		367,000	365,692
Series 2013-C11:
Class D, 4.2647% 3/15/45 (b)(d)		801,251	789,692
Class E, 4.2647% 3/15/45 (b)(d)		1,774,872	1,678,575
Series 2013-C13 Class D, 4.1322% 5/15/45 (b)(d)		580,000	583,226
Series 2013-C16 Class D, 5.0267% 9/15/46 (b)(d)		211,000	204,375
Series 2013-UBS1 Class D, 4.7407% 3/15/46 (b)(d)		830,625	832,299
Series 2014-C21 Class XA, 1.0585% 8/15/47 (d)(k)		63,842,369	2,577,789
Series 2014-C24 Class XA, 0.868% 11/15/47 (d)(k)		20,821,027	708,556
Series 2014-LC14 Class XA, 1.2295% 3/15/47 (d)(k)		35,724,284	1,586,555
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 1 month U.S. LIBOR + 3.720% 6.1599% 11/15/29 (b)(d)(e)		1,153,721	1,152,445
Class G, 1 month U.S. LIBOR + 3.020% 5.4596% 11/15/29 (b)(d)(e)		496,518	492,399
Worldwide Plaza Trust Series 2017-WWP:
Class E, 3.5955% 11/10/36 (b)(d)		348,000	331,879
Class F, 3.5955% 11/10/36 (b)(d)		1,960,000	1,797,860
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (b)(d)		528,000	442,365
Class PR2, 3.516% 6/5/35 (b)(d)		1,378,000	1,101,624
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $818,170,540)			833,349,240

Municipal Securities - 0.7%
California Gen. Oblig.:
Series 2009:		$	$
7.35% 11/1/39		1,690,000	2,540,847
7.5% 4/1/34		5,800,000	8,647,800
7.55% 4/1/39		11,940,000	18,710,577
Series 2010, 7.625% 3/1/40		6,440,000	10,091,029
7.3% 10/1/39		17,580,000	26,274,365
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		1,040,000	1,061,226
Series 2010 C1, 7.781% 1/1/35		8,885,000	10,639,699
Series 2012 B, 5.432% 1/1/42		2,095,000	2,000,935
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23		15,445,000	15,975,690
5.1% 6/1/33		40,165,000	41,441,042
Series 2010-1, 6.63% 2/1/35		7,610,000	8,625,631
Series 2010-3:
6.725% 4/1/35		11,345,000	12,930,464
7.35% 7/1/35		5,200,000	6,133,764
Series 2010-5, 6.2% 7/1/21		3,120,000	3,219,310
TOTAL MUNICIPAL SECURITIES
(Cost $157,381,250)			168,292,379

Foreign Government and Government Agency Obligations - 1.3%
Arab Republic of Egypt:
5.577% 2/21/23 (b)		$652,000	$644,665
6.125% 1/31/22 (b)		9,267,000	9,359,670
6.2004% 3/1/24 (b)		720,000	723,600
7.5% 1/31/27 (b)		4,202,000	4,259,778
7.6003% 3/1/29 (b)		720,000	718,200
7.903% 2/21/48 (b)		806,000	751,595
8.5% 1/31/47 (b)		1,586,000	1,556,263
Argentine Republic:
5.625% 1/26/22		6,915,000	5,359,367
6.875% 4/22/21		11,786,000	9,752,915
7.5% 4/22/26		13,752,000	10,321,632
8.75% 5/7/24		533,376	355,849
Azerbaijan Republic 4.75% 3/18/24 (b)		635,000	659,765
Bahamian Republic 6% 11/21/28 (b)		373,000	395,307
Barbados Government:
7% 8/4/22 (b)(f)		972,000	606,771
7.25% 12/15/21 (b)(f)		57,000	35,582
Belarus Republic:
6.875% 2/28/23 (b)		2,836,000	2,970,710
7.625% 6/29/27 (b)		853,000	922,306
Bermuda Government:
3.717% 1/25/27 (b)		590,000	592,213
4.75% 2/15/29 (b)		1,565,000	1,684,183
Brazilian Federative Republic:
4.25% 1/7/25		6,374,000	6,517,415
5.625% 1/7/41		8,421,000	8,541,968
5.625% 2/21/47		809,000	809,854
8.25% 1/20/34		4,929,000	6,316,193
Buenos Aires Province:
9.95% 6/9/21 (b)		2,314,379	1,961,436
10.875% 1/26/21 (b)		1,603,333	1,459,033
10.875% 1/26/21 (Reg. S)		6,160,000	5,605,600
Cameroon Republic 9.5% 11/19/25 (b)		2,531,000	2,670,850
City of Buenos Aires:
7.5% 6/1/27 (Reg. S)		450,000	385,445
8.95% 2/19/21 (b)		1,224,760	1,206,389
Colombian Republic:
7.375% 9/18/37		777,000	1,010,943
10.375% 1/28/33		1,144,000	1,765,621
Costa Rican Republic 4.25% 1/26/23 (b)		325,000	312,229
Democratic Socialist Republic of Sri Lanka:
5.75% 4/18/23 (b)		516,000	499,898
6.2% 5/11/27 (b)		305,000	279,622
6.25% 10/4/20 (b)		559,000	560,171
6.25% 7/27/21 (b)		360,000	360,121
6.85% 3/14/24 (b)		810,000	806,963
Dominican Republic:
5.95% 1/25/27 (b)		551,000	579,928
6% 7/19/28 (b)		666,000	701,634
6.4% 6/5/49 (b)		1,615,000	1,603,695
6.6% 1/28/24 (b)		743,000	810,799
6.85% 1/27/45 (b)		788,000	831,340
6.875% 1/29/26 (b)		1,117,000	1,238,474
7.45% 4/30/44 (b)		934,000	1,044,913
Ecuador Republic:
8.875% 10/23/27 (b)		748,000	750,427
9.65% 12/13/26 (b)		362,000	379,700
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		630,000	608,823
6.375% 1/18/27 (b)		615,000	594,733
7.375% 12/1/19 (b)		2,452,000	2,477,905
7.75% 1/24/23 (b)		898,000	945,145
Georgia Republic 6.875% 4/12/21 (b)		525,000	552,455
German Federal Republic 0.25% 2/15/29	EUR	950,000	1,109,370
Ghana Republic:
7.875% 8/7/23 (b)		835,594	873,196
7.875% 8/7/23 (Reg.S)		275,000	287,375
7.875% 3/26/27 (b)		310,000	308,838
8.125% 1/18/26 (b)		275,000	282,219
Guatemalan Republic 4.9% 6/1/30 (b)		995,000	980,568
Indonesian Republic:
2.625% 6/14/23	EUR	5,863,000	7,024,715
6.75% 1/15/44 (b)		450,000	587,275
7.75% 1/17/38 (b)		1,803,000	2,513,932
8.5% 10/12/35 (b)		380,000	552,397
8.5% 10/12/35 (Reg. S)		2,025,000	2,943,692
Islamic Republic of Pakistan:
6.75% 12/3/19 (b)		1,298,000	1,307,028
8.25% 4/15/24 (b)		436,000	464,133
Italian Republic 3.75% 5/1/21 (b)	EUR	26,900,000	31,733,909
Ivory Coast 5.75% 12/31/32		1,838,960	1,687,246
Kingdom of Saudi Arabia:
3.625% 3/4/28 (b)		1,233,000	1,234,233
4.375% 4/16/29 (b)		2,140,000	2,264,120
4.5% 10/26/46 (b)		705,000	698,831
5.25% 1/16/50 (b)		1,125,000	1,239,261
Lebanese Republic:
5.45% 11/28/19		3,536,000	3,471,875
5.8% 4/14/20		1,104,000	1,062,600
6.15% 6/19/20		770,000	740,405
6.375% 3/9/20		2,881,000	2,817,171
8.25% 4/12/21 (Reg.S)		300,000	283,500
Ministry of Finance of the Russian Federation:
5.1% 3/28/35 (b)		4,200,000	4,380,600
5.25% 6/23/47 (b)		5,000,000	5,239,125
5.625% 4/4/42 (b)		1,250,000	1,391,875
5.875% 9/16/43 (b)		540,000	622,890
12.75% 6/24/28 (Reg. S)		1,358,000	2,210,145
Mongolian People's Republic 8.75% 3/9/24 (b)		982,000	1,082,454
Moroccan Kingdom 4.25% 12/11/22 (b)		2,170,000	2,240,525
Papua New Guinea 8.375% 10/4/28 (b)		515,000	537,652
Peruvian Republic 4% 3/7/27 (m)		866,000	867,057
Plurinational State of Bolivia 5.95% 8/22/23 (b)		275,000	289,120
Province of Santa Fe 7% 3/23/23 (b)		3,739,000	3,047,285
Provincia de Cordoba:
7.125% 6/10/21 (b)		7,652,000	6,332,030
7.45% 9/1/24 (b)		1,893,000	1,390,721
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		137,375	137,787
Republic of Armenia 6% 9/30/20 (b)		440,000	449,352
Republic of Iraq 5.8% 1/15/28 (Reg. S)		8,001,000	7,506,098
Republic of Kenya:
6.875% 6/24/24 (b)		205,000	208,588
8% 5/22/32 (b)		580,000	566,946
Republic of Nigeria:
6.375% 7/12/23 (b)		1,665,000	1,706,816
6.75% 1/28/21 (b)		240,000	246,900
Republic of Paraguay 5.4% 3/30/50 (b)		505,000	530,503
Republic of Serbia 7.25% 9/28/21 (b)		600,000	652,500
Rwanda Republic 6.625% 5/2/23 (b)		573,000	596,638
State of Qatar:
4% 3/14/29 (b)		4,385,000	4,615,892
4.5% 4/23/28 (b)		3,544,000	3,867,390
4.817% 3/14/49 (b)		1,940,000	2,134,000
5.103% 4/23/48 (b)		1,985,000	2,272,180
9.75% 6/15/30 (b)		917,000	1,450,006
Sultanate of Oman:
3.875% 3/8/22 (b)		2,125,000	2,050,625
4.125% 1/17/23 (b)		325,000	308,750
6.75% 1/17/48 (b)		924,000	783,090
Turkish Republic:
5.125% 3/25/22		2,120,000	2,007,841
5.625% 3/30/21		5,033,000	4,950,333
5.75% 5/11/47		573,000	446,897
6.25% 9/26/22		10,240,000	9,936,538
7% 6/5/20		2,722,000	2,749,220
7.25% 12/23/23		2,419,000	2,371,793
7.375% 2/5/25		932,000	915,201
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		1,070,000	1,016,382
Ukraine Government:
7.75% 9/1/19 (b)		3,108,000	3,117,324
7.75% 9/1/20 (b)		8,495,000	8,543,209
7.75% 9/1/21 (b)		9,285,000	9,331,425
7.75% 9/1/22 (b)		5,304,000	5,290,740
7.75% 9/1/24 (b)		820,000	785,150
7.75% 9/1/26 (b)		915,000	860,100
7.75% 9/1/27 (b)		985,000	917,528
United Kingdom, Great Britain and Northern Ireland:
1.625% 10/22/28	GBP	350,000	472,932
1.75% 9/7/37 (g)(h)	GBP	1,125,991	1,516,730
4.25% 3/7/36 (g)(h)	GBP	697,592	1,274,637
4.25% 12/7/49 (h)	GBP	2,755,717	5,871,094
United Mexican States:
4.5% 4/22/29		1,285,000	1,333,830
5.75% 10/12/10		835,000	860,012
6.05% 1/11/40		2,270,000	2,599,150
Uruguay Republic 7.875% 1/15/33 pay-in-kind		331,276	458,607
Venezuelan Republic:
9.25% 9/15/27 (f)		7,846,000	2,334,185
11.95% 8/5/31 (Reg. S) (f)		1,641,700	467,885
12.75% 8/23/22 (f)		350,400	103,368
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 3.5% 3/13/28 (d)(e)		124,000	123,434
5.5% 3/12/28		4,070,983	4,025,694
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $314,619,189)			306,724,761
		Shares	Value

Common Stocks - 0.1%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
Clear Channel Outdoor Holdings, Inc. (r)		32,596	165,588
iHeartMedia, Inc. (r)		13,857	228,641
iHeartMedia, Inc. warrants 5/1/39 (r)		5	83
			394,312
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (l)(r)		1	34,600

TOTAL COMMUNICATION SERVICES			428,912

CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
David's Bridal, Inc. (l)		3,431	1,784
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Expro Holdings U.S., Inc. (l)(r)		179,923	3,238,614
Expro Holdings U.S., Inc. (b)(l)(r)		66,030	1,188,540
Forbes Energy Services Ltd. (r)		88,825	244,269
			4,671,423
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Cenveo Corp. (l)		2,500	72,900
MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A		20,000	1,485,000
UTILITIES - 0.0%
Electric Utilities - 0.0%
TexGen Power LLC (l)(r)		88,700	3,432,690
TOTAL COMMON STOCKS
(Cost $16,711,145)			10,092,709

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Alexandria Real Estate Equities, Inc. Series D, 7.00%		12,775	486,472
RLJ Lodging Trust Series A, 1.95%		20,725	533,669
			1,020,141
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc. Series C, 7.625%		13,302	335,210
MFA Financial, Inc. Series B, 7.50%		24,975	621,878
			957,088
Thrifts & Mortgage Finance - 0.0%
Nationwide Building Society 10.25%		9,106	1,706,693
TOTAL FINANCIALS			2,663,781
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Homes 4 Rent Series D, 6.50%		26,975	726,167
Boston Properties, Inc. 5.25%		11,150	277,412
Cedar Realty Trust, Inc.:
Series B, 7.25%		1,766	43,973
Series C, 6.50%		26,075	585,645
DDR Corp. Series K, 6.25%		21,323	542,884
National Storage Affiliates Trust Series A, 6.00%		12,600	321,300
PS Business Parks, Inc. Series W, 5.20%		14,075	344,275
Public Storage Series F, 5.15%		39,800	1,000,174
Rexford Industrial Realty, Inc. Series B, 5.875%		30,100	753,888
Spirit Realty Capital, Inc. Series A, 6.00%		18,100	449,061
Taubman Centers, Inc. Series J, 6.50%		14,513	375,451
UMH Properties, Inc. Series C, 6.75%		12,984	324,600
			5,744,830

TOTAL NONCONVERTIBLE PREFERRED STOCKS			8,408,611

TOTAL PREFERRED STOCKS
(Cost $9,226,521)			9,428,752
		Principal Amount(a)	Value

Bank Loan Obligations - 4.8%
COMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.2%
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.19% 6/15/24 (d)(e)		21,142,030	20,710,309
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6885% 2/22/24 (d)(e)		7,521,000	7,395,023
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.6885% 2/2/26 (d)(e)		4,179,157	4,178,489
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.9385% 11/1/24 (d)(e)		2,516,259	2,403,028
3 month U.S. LIBOR + 8.250% 10.6885% 11/1/25 (d)(e)		956,000	912,980
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 5.1885% 7/31/25 (d)(e)		4,917,025	4,667,683
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.688% 6.1271% 1/31/26 (d)(e)		994,950	955,858
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 6.4396% 8/14/26 (d)(e)		2,535,260	2,462,371
Windstream Services LLC 1LN, term loan 3 month U.S. LIBOR + 2.500% 5% 2/26/21 (d)(e)		1,500,000	1,500,000
			45,185,741
Entertainment - 0.0%
AMC Entertainment Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.44% 4/22/26 (d)(e)		2,500,000	2,488,400
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2874% 7/8/22 (d)(e)		2,231,372	2,181,166
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.8007% 7/8/23 (d)(e)		296,000	263,440
			4,933,006
Media - 0.3%
Acosta, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7331% 9/26/21 (d)(e)		1,098,052	453,638
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 5.1824% 1/31/26 (d)(e)		2,498,318	2,385,894
3 month U.S. LIBOR + 2.750% 5.1896% 7/15/25 (d)(e)		936,721	894,765
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.24% 5/1/24 (d)(e)		638,003	633,218
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1781% 11/18/24 (d)(e)		2,075,773	2,070,583
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6798% 6/7/23 (d)(e)		3,850,428	3,661,334
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.44% 4/30/25 (d)(e)		14,869,326	14,833,788
CSC Holdings LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9396% 1/25/26 (d)(e)		2,816,451	2,781,245
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.6896% 1/15/26 (d)(e)		1,270,815	1,246,352
Tranche B4 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4396% 4/6/27 (d)(e)		1,000,000	997,750
Getty Images, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7% 2/12/26 (d)(e)		1,371,563	1,365,733
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4385% 5/29/21 (d)(e)		2,245,053	2,147,775
iHeartCommunications, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5/1/26 (d)(e)(s)		342,952	343,048
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.19% 12/18/20 (d)(e)		1,152,413	1,148,576
Lamar Media Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.25% 3/16/25 (d)(e)		1,343,564	1,343,981
McGraw-Hill Global Education Holdings, LLC term loan 3 month U.S. LIBOR + 4.000% 6.4385% 5/4/22 (d)(e)		2,658,015	2,520,542
NEP/NCP Holdco, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6885% 10/19/25 (d)(e)		568,575	567,330
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4385% 10/19/26 (d)(e)		478,000	471,131
Nielsen Finance LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 4.4628% 10/4/23 (d)(e)		1,745,547	1,716,449
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.851% 10/24/21 (d)(e)		1,022,965	1,019,128
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.9385% 8/24/22 (d)(e)		4,150,536	4,142,484
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6796% 8/19/23 (d)(e)		9,663,653	9,403,991
			56,148,735
Wireless Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1798% 11/27/23 (d)(e)		18,395,000	18,126,801
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.9297% 1/2/24 (d)(e)		2,230,000	2,228,328
Tranche B-5, term loan 6.625% 1/2/24		3,017,000	3,015,129
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.44% 4/11/25 (d)(e)		1,995,920	1,964,484
Sprint Communications, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.000% 5.5% 2/2/24 (d)(e)		1,745,625	1,724,538
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5% 2/3/24 (d)(e)		922,955	901,616
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4396% 3/9/23 (d)(e)		2,838,166	2,638,302
			30,599,198

TOTAL COMMUNICATION SERVICES			136,866,680

CONSUMER DISCRETIONARY - 1.1%
Auto Components - 0.0%
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.101% 11/27/20 (d)(e)		2,840,749	2,668,883
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.601% 11/27/21 (d)(e)		1,015,000	832,300
			3,501,183
Automobiles - 0.0%
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.9377% 4/18/23 (d)(e)		1,544,434	1,552,156
Distributors - 0.0%
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9859% 4/30/25 (d)(e)		1,896,668	1,593,201
Diversified Consumer Services - 0.2%
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4385% 7/12/24 (d)(e)		1,566,025	1,549,707
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.1885% 11/7/23 (d)(e)		941,735	938,796
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.59% 7/3/20 (d)(e)		1,547,725	1,468,404
Frontdoor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5% 8/16/25 (d)(e)		935,300	932,962
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.851% 8/22/25 (d)(e)		637,000	633,019
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.351% 2/21/25 (d)(e)		4,661,172	4,632,879
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8% 4/26/24 (d)(e)		7,766,333	7,754,684
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.8191% 3/13/25 (d)(e)		1,406,745	1,385,644
SMG U.S. Midco 2, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4385% 1/23/25 (d)(e)		879,583	871,060
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.851% 11/14/22 (d)(e)		7,560,952	7,407,842
SSH Group Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.8326% 7/30/25 (d)(e)		1,496,241	1,480,650
WASH Multifamily Acquisition, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4385% 5/15/23 (d)(e)		34,131	33,192
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 5.7331% 5/14/22 (d)(e)		445,495	435,471
3 month U.S. LIBOR + 3.250% 5.7331% 5/14/22 (d)(e)		2,543,801	2,486,566
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4385% 5/14/23 (d)(e)		194,870	189,511
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.35% 11/29/24 (d)(e)		4,612,140	4,519,897
			36,720,284
Hotels, Restaurants & Leisure - 0.6%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7331% 7/1/23 (d)(e)		1,191,181	1,134,302
Aimbridge Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2359% 2/1/26 (d)(e)		1,135,000	1,137,838
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4385% 7/31/24 (d)(e)		2,148,509	2,140,452
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9831% 2/15/24 (d)(e)		1,124,620	1,120,965
Aramark Services, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.1885% 3/11/25 (d)(e)		3,416,809	3,395,454
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.3415% 10/19/24 (d)(e)		2,323,988	2,296,239
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.6409% 9/15/23 (d)(e)		1,254,505	1,246,664
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6885% 2/17/24 (d)(e)		7,668,900	7,565,830
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1885% 12/22/24 (d)(e)		16,158,498	16,029,230
CCM Merger, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6885% 8/8/21 (d)(e)		682,836	681,340
CEC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6885% 2/14/21 (d)(e)		1,894,511	1,881,022
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6885% 4/18/24 (d)(e)		2,117,323	2,095,006
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9385% 2/1/24 (d)(e)		9,115,709	8,892,374
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.6069% 4/17/24 (d)(e)		2,042,762	2,035,102
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4385% 9/8/24 (d)(e)		599,000	600,498
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 5.4385% 3/8/24 (d)(e)		3,656,334	3,640,795
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4385% 8/30/23 (d)(e)		1,888,052	1,880,179
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4385% 11/30/23 (d)(e)		4,040,517	4,018,617
Gaming VC Holdings SA Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.9385% 3/15/24 (d)(e)		1,901,322	1,897,044
Gateway Casinos & Entertainment Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.601% 3/13/25 (d)(e)		1,846,398	1,843,518
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.43% 10/20/24 (d)(e)		6,516,788	6,492,350
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.189% 10/4/23 (d)(e)		9,295,228	9,230,719
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 4.1798% 10/25/23 (d)(e)		2,928,862	2,919,958
K-Mac Holdings Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6798% 3/16/25 (d)(e)		355,462	352,085
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.1906% 4/3/25 (d)(e)		1,863,960	1,858,424
Las Vegas Sands LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.1885% 3/27/25 (d)(e)		3,153,075	3,115,648
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.3789% 6/10/22 (d)(e)		3,294,114	3,277,644
Marriott Ownership Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6885% 8/31/25 (d)(e)		2,068,815	2,063,643
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4831% 10/14/23 (d)(e)		865,157	811,084
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4385% 5/15/26 (d)(e)		1,670,000	1,669,065
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6885% 10/15/25 (d)(e)		1,906,223	1,895,376
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 9.0918% 3/1/26 (d)(e)		2,125,000	2,058,594
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.19% 4/27/24 (d)(e)		306,194	299,592
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5/7/26 (d)(e)(l)(s)		750,000	750,938
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.6885% 7/28/21 (d)(e)		1,497,734	1,477,140
Restaurant Technologies, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6885% 10/1/25 (d)(e)		508,725	507,295
2LN, term loan 3 month U.S. LIBOR + 6.500% 8.9385% 10/1/26 (d)(e)(l)		319,000	317,405
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.61% 5/11/24 (d)(e)		733,736	730,294
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 5.2228% 8/14/24 (d)(e)		10,193,308	10,021,346
SeaWorld Parks & Entertainment, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 3.000% 5.4385% 3/31/24 (d)(e)		1,260,568	1,255,388
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.1885% 7/6/24 (d)(e)		1,569,035	1,566,792
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.101% 7/10/25 (d)(e)		7,114,408	7,111,064
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.94% 6/8/23 (d)(e)		3,767,644	3,737,051
Tacala Investment Corp. term loan 3 month U.S. LIBOR + 3.250% 5.6885% 2/1/25 (d)(e)		1,084,921	1,075,428
Travelport Finance Luxembourg SARL:
1LN, term loan 3 month U.S. LIBOR + 5.000% 3/18/26 (d)(e)(s)		2,500,000	2,386,450
Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 3/18/27 (d)(e)(l)(s)		1,250,000	1,212,500
Twin River Management Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2014% 5/10/26 (d)(e)		305,000	304,390
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2331% 5/30/25 (d)(e)		2,503,420	2,489,351
Wynn America LLC Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.19% 12/31/21 (d)(e)		1,618,000	1,593,730
Wynn Resorts Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.69% 10/30/24 (d)(e)		1,474,305	1,461,773
			139,574,986
Internet & Direct Marketing Retail - 0.1%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4385% 9/25/24 (d)(e)		29,348,250	28,513,586
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9385% 8/19/23 (d)(e)		2,431,417	2,356,043
			30,869,629
Leisure Products - 0.0%
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9671% 1/4/26 (d)(e)		1,376,550	1,390,316
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.9523% 12/21/25 (d)(e)		1,625,000	1,543,750
Varsity Brands Holding Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9385% 12/15/24 (d)(e)		3,145,601	3,089,767
			6,023,833
Media - 0.1%
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1885% 8/15/25 (d)(e)		3,121,223	3,119,287
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.6885% 2/28/25 (d)(e)		5,377,088	5,279,333
MCC Iowa LLC Tranche M, term loan 3 month U.S. LIBOR + 2.000% 4.4% 1/15/25 (d)(e)		521,055	518,288
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6896% 7/17/25 (d)(e)		4,784,342	4,685,689
Virgin Media Bristol LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9396% 1/15/26 (d)(e)		3,185,000	3,154,360
			16,756,957
Specialty Retail - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.5659% 6/15/23 (d)(e)		835,814	790,889
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.485% 7/2/22 (d)(e)		3,217,140	2,329,756
ACProducts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.9831% 2/15/24 (d)(e)(l)		1,625,000	1,543,750
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.44% 11/17/24 (d)(e)		2,340,664	2,335,538
David's Bridal, Inc. term loan:
3 month U.S. LIBOR + 7.500% 9.95% 7/18/23 (d)(e)		44,900	44,956
3 month U.S. LIBOR + 8.000% 10.45% 1/18/24 (d)(e)		179,599	145,834
IAA Spinco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 5/22/26 (d)(e)(s)		1,500,000	1,503,750
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.500% 4.94% 8/19/22 (d)(e)		1,951,608	1,936,971
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.8328% 1/26/23 (d)(e)		2,318,707	1,765,533
PetSmart, Inc. term loan 3 month U.S. LIBOR + 4.250% 6.72% 3/11/22 (d)(e)		1,601,130	1,537,982
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 11/16/17 (d)(e)(f)(l)		1,812,470	1,812
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.601% 4/9/26 (d)(e)		3,000,000	2,895,000
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 7.101% 9/12/24 (d)(e)		500,000	487,500
			17,319,271

TOTAL CONSUMER DISCRETIONARY			253,911,500

CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Arterra Wines Canada, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.3646% 12/16/23 (d)(e)		1,245,629	1,231,615
Food & Staples Retailing - 0.1%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.2171% 10/1/26 (d)(e)		172,000	170,280
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2171% 10/1/25 (d)(e)		504,735	503,948
Agro Merchants Intermediate Ho Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.351% 12/6/24 (d)(e)		1,406,780	1,391,840
Albertson's LLC:
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.4831% 10/29/25 (d)(e)		1,591,013	1,579,334
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.6088% 12/21/22 (d)(e)		3,330,066	3,319,244
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.5852% 5/31/24 (d)(e)		6,064,889	5,822,293
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4534% 2/3/24 (d)(e)		6,801,350	6,799,242
Eg Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.601% 2/6/25 (d)(e)		1,704,341	1,671,669
GOBP Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.250% 9.851% 10/22/26 (d)(e)		319,000	318,601
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.351% 10/22/25 (d)(e)		1,560,090	1,556,580
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.0828% 11/20/25 (d)(e)		1,675,050	1,478,232
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.1885% 6/30/22 (d)(e)		1,823,004	1,804,774
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.6885% 6/30/21 (d)(e)		2,044,254	2,036,588
Smart & Final, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.1289% 11/15/22 (d)(e)		4,014,000	4,003,965
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4385% 6/27/23 (d)(e)		2,168,103	2,146,812
U.S. Salt LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 7.1885% 1/16/26 (d)(e)(l)		755,000	753,113
			35,356,515
Food Products - 0.1%
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9385% 10/7/23 (d)(e)		6,208,271	6,076,345
Hostess Brands LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7739% 8/3/22 (d)(e)		662,749	656,288
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 5.0254% 5/1/26 (d)(e)		5,175,000	5,160,976
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.44% 5/24/24 (d)(e)		2,068,965	2,058,620
			13,952,229
Personal Products - 0.0%
Coty, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.7166% 4/5/25 (d)(e)		1,141,251	1,090,842
Prestige Brands, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.4385% 1/26/24 (d)(e)		790,458	783,052
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4396% 6/15/25 (d)(e)		762,148	673,076
			2,546,970

TOTAL CONSUMER STAPLES			53,087,329

ENERGY - 0.3%
Energy Equipment & Services - 0.0%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.1885% 11/3/25 (d)(e)		2,230,000	2,157,525
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4419% 5/21/25 (d)(e)		1,100,108	1,044,420
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.1885% 4/16/21 (d)(e)		239,974	239,134
			3,441,079
Oil, Gas & Consumable Fuels - 0.3%
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.9834% 5/18/23 (d)(e)		3,961,489	3,832,740
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.8789% 6/22/24 (d)(e)		3,277,163	3,173,375
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.8031% 12/31/21 (d)(e)		5,326,000	5,362,643
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.1781% 12/31/22 (d)(e)		9,202,000	8,734,262
Citgo Petroleum Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.5997% 3/27/24 (d)(e)		4,750,000	4,744,063
Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.0998% 7/29/21 (d)(e)		4,665,657	4,638,456
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9396% 5/7/25 (d)(e)		3,161,573	3,074,629
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.6885% 3/13/25 (d)(e)		1,913,893	1,897,950
EG America LLC:
2LN, term loan 3 month U.S. LIBOR + 8.000% 10.601% 3/23/26 (d)(e)		427,910	422,561
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.601% 2/6/25 (d)(e)		294,513	288,868
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.44% 3/1/26 (d)(e)		3,000,000	2,954,070
Equitrans Midstream Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9385% 1/31/24 (d)(e)		1,221,938	1,228,964
Foresight Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 8.2718% 3/28/22 (d)(e)		1,144,829	996,413
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.4298% 3/1/24 (d)(e)		3,441,000	2,477,520
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6906% 7/18/25 (d)(e)		5,751,056	5,743,867
Houston Fuel Oil Terminal Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.19% 6/26/25 (d)(e)		3,477,730	3,471,227
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 6.4385% 2/15/24 (d)(e)		1,788,904	1,737,097
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.436% 5/10/26 (d)(e)		2,750,000	2,744,858
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6885% 10/30/24 (d)(e)		2,044,565	2,010,482
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.351% 12/19/20 (d)(e)		3,475,407	3,319,014
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.125% 11/14/25 (d)(e)		1,800,488	1,795,986
			64,649,045

TOTAL ENERGY			68,090,124

FINANCIALS - 0.5%
Capital Markets - 0.1%
AssuredPartners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9385% 10/22/24 (d)(e)		2,976,438	2,940,155
Citadel Securities LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9385% 2/22/26 (d)(e)(l)		2,500,000	2,500,000
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.19% 4/27/24 (d)(e)		1,906,237	1,894,323
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.7453% 3/1/25 (d)(e)		3,425,607	3,396,695
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1885% 9/29/24 (d)(e)		462,376	456,596
			11,187,769
Diversified Financial Services - 0.2%
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.1906% 1/15/25 (d)(e)		6,152,417	6,131,129
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.0828% 10/31/24 (d)(e)		2,159,583	2,146,086
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.4385% 2/13/25 (d)(e)		495,000	491,288
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.351% 10/6/23 (d)(e)		2,623,000	2,615,341
Extell Boston 5.154% 8/31/21 (d)(l)		692,945	692,806
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1885% 10/1/25 (d)(e)		8,344,665	8,129,540
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4385% 12/27/22 (d)(e)		1,561,707	1,558,646
Flying Fortress Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.351% 10/30/22 (d)(e)		2,274,000	2,268,724
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.9385% 7/3/24 (d)(e)		882,754	881,430
Franklin Square Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9375% 8/3/25 (d)(e)		951,220	950,031
Greensky Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.75% 3/29/25 (d)(e)		879,583	874,085
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.94% 7/3/24 (d)(e)		627,845	626,671
Lions Gate Capital Holdings Ll Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7331% 3/24/25 (d)(e)		1,129,093	1,120,625
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.601% 6/30/24 (d)(e)		1,100,934	1,086,258
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.101% 2/10/24 (d)(e)		1,716,990	1,382,898
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9296% 11/16/25 (d)(e)		4,738,125	4,723,721
TransUnion LLC:
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 4.4385% 6/19/25 (d)(e)		1,264,629	1,260,114
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4385% 4/9/23 (d)(e)		2,859,469	2,850,347
Veritas-B Junior Mezz C LLC 10.48% 2/6/21 (d)(l)		898,000	927,365
			40,717,105
Insurance - 0.2%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.8789% 11/22/23 (d)(e)		2,737,953	2,720,840
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4296% 5/10/25 (d)(e)		3,415,551	3,324,185
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7014% 5/10/25 (d)(e)		1,000,000	985,830
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.195% 1/25/24 (d)(e)		1,882,315	1,864,169
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 5.4385% 11/3/23 (d)(e)		4,642,016	4,622,101
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.4385% 11/3/24 (d)(e)		3,782,942	3,763,347
Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.4385% 8/4/22 (d)(e)		8,920,982	8,881,194
3 month U.S. LIBOR + 6.500% 8.9385% 8/4/25 (d)(e)		8,606,000	8,738,705
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.3363% 4/25/25 (d)(e)		8,727,317	8,492,029
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.601% 5/16/24 (d)(e)		3,539,632	3,436,983
			46,829,383
Real Estate Management & Development - 0.0%
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4385% 3/23/25 (d)(e)		3,009,979	2,985,538
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4766% 12/5/20 (d)(e)		1,533,925	1,530,090

TOTAL FINANCIALS			103,249,885

HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.1%
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.9385% 6/22/24 (d)(e)		3,165,133	3,174,027
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.695% 6/30/25 (d)(e)		5,536,729	5,345,269
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.0451% 2/11/26 (d)(e)		8,000,000	7,983,360
			16,502,656
Health Care Providers & Services - 0.1%
Accelerated Health Systems LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9671% 11/1/25 (d)(e)		997,500	998,747
CVS Holdings I LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.24% 2/6/26 (d)(e)		478,000	472,924
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.19% 2/6/25 (d)(e)		772,971	758,153
HCA Holdings, Inc.:
Tranche B 10LN, term loan 3 month U.S. LIBOR + 2.000% 4.4385% 3/13/25 (d)(e)		1,892,442	1,891,136
Tranche B 11LN, term loan 3 month U.S. LIBOR + 1.750% 4.1885% 3/18/23 (d)(e)		4,148,539	4,145,096
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.351% 6/7/23 (d)(e)		1,243,606	1,214,854
Prospect Medical Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 5.500% 8% 2/22/24 (d)(e)		1,343,564	1,262,950
Surgery Center Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.69% 8/31/24 (d)(e)		2,443,797	2,396,754
Tivity Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.6885% 3/8/26 (d)(e)		956,325	952,146
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4385% 6/23/24 (d)(e)		1,438,411	1,433,017
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.851% 12/31/22 (d)(e)		4,073,883	4,073,028
Vizient, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2171% 5/6/26 (d)(e)		875,000	872,086
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4385% 12/1/24 (d)(e)		1,572,289	1,534,460
			22,005,351
Health Care Technology - 0.0%
Press Ganey Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1885% 10/21/23 (d)(e)		1,519,328	1,507,553
Life Sciences Tools & Services - 0.0%
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.1885% 9/27/24 (d)(e)		2,419,149	2,297,175
Pharmaceuticals - 0.1%
Catalent Pharma Solutions Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6824% 5/9/26 (d)(e)		1,250,000	1,247,400
HLF Financing SARL LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6885% 8/18/25 (d)(e)		1,990,000	1,989,682
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.0219% 8/18/22 (d)(e)(l)		88,700	86,926
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4385% 11/25/20 (d)(e)		133,875	130,863
Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.8135% 11/25/22 (d)(e)		7,250,767	6,785,486
NVA Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9385% 2/2/25 (d)(e)		375,000	373,594
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 5.1885% 2/2/25 (d)(e)		1,324,913	1,280,197
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 4.4385% 3/27/23 (d)(e)		3,644,376	3,640,404
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 5.2166% 11/27/25 (d)(e)		1,425,000	1,414,512
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4666% 6/1/25 (d)(e)		10,927,171	10,884,664
			27,833,728

TOTAL HEALTH CARE			70,146,463

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.9385% 5/30/25 (d)(e)		1,876,608	1,838,288
Tranche F, term loan 3 month U.S. LIBOR + 2.500% 4.9385% 6/9/23 (d)(e)		7,424,428	7,289,898
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.9385% 8/22/24 (d)(e)		2,503,474	2,453,405
Wesco Aircraft Hardware Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.94% 2/28/21 (d)(e)		1,274,000	1,258,075
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.3397% 4/30/25 (d)(e)		1,585,035	1,583,719
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 10.34% 4/30/26 (d)(e)		319,000	315,277
			14,738,662
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.6024% 4/4/26 (d)(e)		2,237,203	2,240,693
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.000% 6.6024% 4/4/26 (d)(e)		1,202,797	1,204,674
Hanjin International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9296% 10/18/20 (d)(e)		678,000	669,525
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1796% 10/5/24 (d)(e)		1,180,001	1,176,320
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4385% 2/23/25 (d)(e)		940,000	931,286
			6,222,498
Building Products - 0.0%
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1885% 6/1/25 (d)(e)		2,382,242	2,336,574
HD Supply, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 4.1885% 10/17/23 (d)(e)		633,815	632,547
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4385% 5/31/25 (d)(e)		1,611,382	1,568,681
			4,537,802
Commercial Services & Supplies - 0.1%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.8233% 6/21/24 (d)(e)		7,560,869	7,326,936
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4385% 3/29/25 (d)(e)		2,705,719	2,696,141
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 7.351% 11/3/23 (d)(e)		2,874,706	2,392,474
KAR Auction Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.125% 3/9/23 (d)(e)		701,660	699,323
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4385% 2/27/25 (d)(e)		10,533,213	10,421,351
Merrill Communications LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.8328% 6/1/22 (d)(e)		465,766	468,095
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1885% 8/29/25 (d)(e)		1,525,178	1,506,753
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5% 8/15/25 (d)(e)		2,262,117	2,255,511
Thomson Reuters IP&S Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6794% 10/3/23 (d)(e)		1,333,082	1,331,136
TMK Hawk Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.94% 9/26/24 (d)(e)		815,997	681,358
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9385% 2/8/26 (d)(e)		554,000	550,538
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4385% 12/20/24 (d)(e)		2,136,347	2,125,666
			32,455,282
Construction & Engineering - 0.1%
AECOM Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2331% 3/13/25 (d)(e)		1,178,302	1,172,045
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.61% 7/2/25 (d)(e)		1,422,210	1,411,544
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.68% 6/14/21 (d)(e)		1,771,156	1,761,202
Pike Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.94% 3/23/25 (d)(e)		830,031	831,326
Pisces Midco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.3535% 4/12/25 (d)(e)		592,729	583,589
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.59% 9/27/24 (d)(e)		1,708,415	1,686,206
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.101% 5/21/22 (d)(e)		2,001,438	2,000,197
			9,446,109
Electrical Equipment - 0.0%
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4385% 11/30/23 (d)(e)		3,735,499	3,511,369
Machinery - 0.0%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4831% 10/1/25 (d)(e)		1,655,157	1,637,579
Apergy Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.029% 5/9/25 (d)(e)		638,405	636,011
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.6885% 11/15/26 (d)(e)		280,000	274,400
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1885% 11/15/25 (d)(e)		927,675	916,079
Sundyne U.S. Purchaser, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4385% 4/23/26 (d)(e)		1,000,000	997,500
The Gates Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1885% 3/31/24 (d)(e)		1,991,421	1,975,489
			6,437,058
Marine - 0.0%
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.44% 6/22/22 (d)(e)		2,919,398	2,919,398
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.6% 9/14/20 (d)(e)		1,414,026	1,404,312
			4,323,710
Professional Services - 0.0%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2331% 4/4/24 (d)(e)		2,106,627	2,088,952
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.44% 2/7/26 (d)(e)		1,200,000	1,205,700
			3,294,652
Road & Rail - 0.1%
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.19% 6/30/23 (d)(e)		2,092,850	2,068,427
IBC Capital Ltd.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.6146% 9/11/24 (d)(e)		280,000	259,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.3646% 9/11/23 (d)(e)		1,892,442	1,864,056
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.9296% 7/13/23 (d)(e)		3,752,387	3,736,739
3 month U.S. LIBOR + 4.000% 6.4534% 4/4/25 (d)(e)		2,845,415	2,837,704
			10,765,926
Trading Companies & Distributors - 0.0%
Avantor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1885% 11/21/24 (d)(e)		1,018,754	1,018,327
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.56% 2/9/23 (d)(e)		2,100,634	2,083,997
			3,102,324

TOTAL INDUSTRIALS			98,835,392

INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.1%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1885% 8/10/25 (d)(e)		2,424,815	2,100,496
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6885% 4/4/26 (d)(e)		6,035,000	6,004,825
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4385% 2/1/24 (d)(e)		8,089,995	7,963,629
Sabre Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.9396% 4/15/26 (d)(e)		1,750,000	1,748,915
			17,817,865
Electronic Equipment & Components - 0.1%
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2331% 2/28/25 (d)(e)		3,808,337	3,805,976
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4831% 2/1/25 (d)(e)		729,023	709,886
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.1885% 2/1/26 (d)(e)(l)		277,000	265,920
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.5412% 1/31/24 (d)(e)		489,816	491,041
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.6885% 3/8/26 (d)(e)		226,000	219,785
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6885% 3/8/25 (d)(e)		778,006	743,485
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 6.101% 12/2/24 (d)(e)		1,235,783	1,232,694
3 month U.S. LIBOR + 7.500% 10.0955% 12/1/25 (d)(e)		478,000	476,805
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4385% 2/15/24 (d)(e)		4,948,628	4,936,900
II-VI, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6/28/26 (d)(e)(s)		1,000,000	991,880
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 5.2331% 2/1/22 (d)(e)		1,375,040	1,369,141
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.61% 12/3/25 (d)(e)		978,578	977,355
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9859% 9/28/24 (d)(e)		4,168,034	4,084,673
			20,305,541
Internet Software & Services - 0.0%
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.69% 10/19/23 (d)(e)		3,097,574	3,090,605
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 6.1781% 9/29/24 (d)(e)		4,610,607	4,602,908
3 month U.S. LIBOR + 8.500% 10.9281% 9/29/25 (d)(e)		1,747,833	1,768,598
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.8151% 8/1/25 (d)(e)		1,458,345	1,436,470
			10,898,581
IT Services - 0.2%
Datto, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.6885% 4/2/26 (d)(e)		1,250,000	1,257,813
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2701% 2/9/23 (d)(e)		1,804,237	1,796,569
First Data Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.437% 7/10/22 (d)(e)		10,553,425	10,534,640
Global Payments, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.1885% 4/22/23 (d)(e)		776,977	776,200
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.19% 5/31/25 (d)(e)		4,370,712	4,030,627
Sedgwick Claims Management Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6885% 12/31/25 (d)(e)		997,500	982,119
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4385% 5/1/24 (d)(e)		3,360,772	3,342,556
Vantiv LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 4.1746% 8/9/24 (d)(e)		2,365,304	2,363,152
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9831% 8/27/25 (d)(e)		3,409,865	3,406,455
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.1261% 3/1/26 (d)(e)		3,832,833	3,834,022
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.2034% 10/11/26 (d)(e)		699,610	685,618
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2034% 10/11/25 (d)(e)		2,232,219	2,204,874
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7331% 5/17/26 (d)(e)		2,008,776	1,992,867
Xerox Business Services LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9385% 12/7/23 (d)(e)		1,167,712	1,144,358
			38,351,870
Multi Inds Software & Services - 0.0%
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.5826% 4/19/25 (d)(e)		633,807	633,807
Semiconductors & Semiconductor Equipment - 0.0%
Cabot Microelectronics Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.75% 11/15/25 (d)(e)		1,766,544	1,762,128
Microchip Technology, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.44% 5/29/25 (d)(e)		1,831,262	1,823,937
			3,586,065
Software - 0.5%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.851% 6/13/25 (d)(e)		4,012,000	3,999,483
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.101% 6/13/24 (d)(e)		7,610,508	7,445,360
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.7374% 4/23/26 (d)(e)		1,000,000	1,000,420
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.851% 10/2/25 (d)(e)		3,469,125	3,404,079
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.8151% 9/5/25 (d)(e)		1,267,630	1,261,292
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4859% 4/30/25 (d)(e)		2,218,850	2,215,145
Compuware Corp. 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9385% 8/23/25 (d)(e)		956,603	958,994
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1885% 11/29/24 (d)(e)		1,576,538	1,557,493
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.000% 6.4385% 10/31/24 (d)(e)		5,769,918	5,749,492
3 month U.S. LIBOR + 8.000% 10.4385% 10/31/25 (d)(e)		1,347,800	1,334,322
Dynatrace LLC:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4385% 8/23/26 (d)(e)		139,500	140,895
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6885% 8/23/25 (d)(e)		1,694,008	1,690,619
EagleView Technology Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9296% 8/14/25 (d)(e)		1,226,925	1,177,848
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.69% 6/1/22 (d)(e)		3,055,556	3,040,278
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.68% 12/22/23 (d)(e)		1,934,798	1,929,961
Flexera Software LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.94% 2/26/25 (d)(e)		750,000	748,875
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4385% 7/7/25 (d)(e)		121,000	121,303
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.6885% 7/1/24 (d)(e)		997,943	996,695
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.6508% 11/21/24 (d)(e)		2,818,062	2,743,073
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.829% 11/1/24 (d)(e)		4,746,000	4,882,448
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.579% 11/1/23 (d)(e)		8,299,630	8,271,993
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.72% 1/20/24 (d)(e)		3,272,269	3,248,414
3 month U.S. LIBOR + 9.000% 11.47% 1/20/25 (d)(e)		637,000	625,324
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.6885% 11/20/21 (d)(e)		285,335	281,768
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 4.9385% 6/21/24 (d)(e)		9,876,639	9,728,490
3 month U.S. LIBOR + 2.500% 4.9385% 6/21/24 (d)(e)		1,470,446	1,448,389
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1798% 9/15/24 (d)(e)		1,254,631	1,243,653
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.44% 9/4/26 (d)(e)		175,000	172,813
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.74% 9/4/25 (d)(e)		719,385	706,494
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.78% 4/26/24 (d)(e)		1,000,000	998,750
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 5/22/26 (d)(e)(s)		625,000	622,656
Renaissance Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7311% 5/31/25 (d)(e)		1,561,552	1,527,073
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4811% 5/31/26 (d)(e)		899,000	858,545
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.1885% 3/3/23 (d)(e)		3,076,652	3,052,808
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 5.851% 9/30/22 (d)(e)		4,605,393	4,576,609
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.6885% 7/8/22 (d)(e)		728,289	726,351
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.6885% 4/16/25 (d)(e)		4,381,664	4,351,256
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.6885% 4/16/25 (d)(e)		3,073,650	3,052,319
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.250% 4.6885% 4/16/25 (d)(e)		5,786,070	5,747,477
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.851% 9/30/23 (d)(e)		878,545	875,523
TIBCO Software, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.94% 12/4/20 (d)(e)		1,449,074	1,446,060
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2744% 4/8/26 (d)(e)		3,650,000	3,650,000
Veritas U.S., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9741% 1/27/23 (d)(e)		987,481	897,729
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6885% 7/2/25 (d)(e)		5,380,648	5,176,183
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.6885% 7/2/26 (d)(e)		1,433,000	1,399,984
			111,084,736
Technology Hardware, Storage & Peripherals - 0.0%
Dell International LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.44% 9/7/23 (d)(e)		1,009,453	1,003,618

TOTAL INFORMATION TECHNOLOGY			203,682,083

MATERIALS - 0.3%
Chemicals - 0.1%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2331% 3/21/25 (d)(e)		1,914,366	1,906,383
ASP Chromaflo Dutch I BV Tranche B-2 1LN, term loan:
3 month U.S. LIBOR + 3.500% 5.9385% 11/18/23 (d)(e)		640,659	629,448
3 month U.S. LIBOR + 4.250% 6.7331% 11/18/23 (d)(e)		211,979	210,654
ASP Chromaflo Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9385% 11/18/23 (d)(e)		492,694	484,072
Tranche B3/B4 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.6885% 11/18/23 (d)(e)(l)		163,021	162,002
Hexion International Holdings 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.35% 10/12/20 (d)(e)		800,000	797,664
Invictus U.S. Newco LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.5218% 3/28/25 (d)(e)		860,828	832,851
MacDermid, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6885% 1/31/26 (d)(e)		1,276,800	1,270,416
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 5.101% 3/1/26 (d)(e)		3,185,000	3,121,300
OCI Partners LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.601% 3/13/25 (d)(e)		2,224,900	2,219,338
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 6.125% 10/11/24 (d)(e)		2,396,107	2,390,116
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7171% 10/1/25 (d)(e)		6,982,000	6,919,441
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.19% 4/3/25 (d)(e)		2,110,333	2,052,299
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.4385% 9/6/24 (d)(e)		1,254,631	1,238,948
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2331% 9/22/24 (d)(e)		3,142,417	3,099,994
Univar, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6885% 7/1/24 (d)(e)		561,577	558,690
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.351% 4/3/25 (d)(e)		471,839	469,678
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 4.351% 4/3/25 (d)(e)		808,726	805,022
			29,168,316
Containers & Packaging - 0.2%
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4835% 11/7/25 (d)(e)		5,268,762	5,112,333
Berry Global Group, Inc. Tranche U, term loan 3 month U.S. LIBOR + 2.500% 5/17/26 (d)(e)(s)		4,500,000	4,474,710
Berry Global, Inc.:
Tranche Q, term loan 3 month U.S. LIBOR + 2.000% 4.4514% 10/1/22 (d)(e)		5,090,205	5,048,058
Tranche T, term loan 3 month U.S. LIBOR + 1.750% 4.2014% 1/6/21 (d)(e)		2,263,000	2,252,771
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.8535% 4/3/24 (d)(e)		626,313	609,264
Charter Nex U.S., Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9385% 5/16/24 (d)(e)		770,000	767,305
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.4385% 5/16/24 (d)(e)		772,631	756,405
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1885% 5/22/24 (d)(e)		1,436,868	1,422,499
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4534% 4/3/25 (d)(e)		805,333	807,781
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.6261% 12/29/23 (d)(e)		4,056,507	3,888,162
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.8761% 6/29/25 (d)(e)		3,920,440	3,762,642
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.1885% 2/5/23 (d)(e)		10,652,283	10,552,471
			39,454,401
Metals & Mining - 0.0%
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.7849% 8/25/23 (d)(e)		2,929,168	2,411,672
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.7717% 10/17/22 (d)(e)		3,741,376	2,880,860
Tank Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.6819% 3/26/26 (d)(e)		920,000	921,610
			6,214,142

TOTAL MATERIALS			74,836,859

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.700% 4.137% 2/6/22 (d)(e)(l)		1,367,000	1,332,825
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2044% 6/28/23 (d)(e)		1,123,590	1,117,972
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.43% 3/23/24 (d)(e)		616,951	592,273
Uniti Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4385% 10/24/22 (d)(e)		1,623,367	1,579,017
			4,622,087
Real Estate Management & Development - 0.1%
Capital Automotive LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.44% 3/24/25 (d)(e)		939,161	939,161
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.94% 3/24/24 (d)(e)		1,276,430	1,261,381
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6885% 8/21/25 (d)(e)		4,973,010	4,955,903
Forest City Enterprises LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4831% 12/7/25 (d)(e)		1,177,050	1,179,498
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6906% 2/8/25 (d)(e)		1,995,711	1,899,259
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.436% 12/22/24 (d)(e)		6,732,909	6,674,939
			16,910,141

TOTAL REAL ESTATE			21,532,228

UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 9.2331% 8/1/26 (d)(e)		2,576,000	2,592,100
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9376% 8/1/25 (d)(e)		5,084,258	5,069,717
ExGen Renewables IV, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.53% 11/28/24 (d)(e)		1,789,924	1,697,636
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 8.101% 11/13/21 (d)(e)		1,908,890	1,851,623
Invenergy Thermal Operating I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.101% 8/28/25 (d)(e)		1,563,037	1,572,150
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1885% 1/30/24 (d)(e)		2,910,188	2,875,644
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1885% 1/30/24 (d)(e)		164,139	162,191
Tex Operations Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4385% 8/4/23 (d)(e)		5,206,077	5,187,751
Vistra Operations Co. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.6885% 12/14/23 (d)(e)		933,973	932,693
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.000% 4.434% 12/31/25 (d)(e)		4,851,400	4,832,625
			26,774,130
Independent Power and Renewable Electricity Producers - 0.0%
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1885% 3/1/26 (d)(e)		875,000	875,000
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.69% 12/9/21 (d)(e)		1,559,829	1,403,846
TerraForm Power Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4385% 11/8/22 (d)(e)		509,346	504,573
			2,783,419

TOTAL UTILITIES			29,557,549

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,127,013,018)			1,113,796,092

Bank Notes - 0.3%
Capital One NA 2.95% 7/23/21		11,994,000	12,078,216
Discover Bank:
(Delaware) 3.2% 8/9/21		$16,424,000	$16,588,133
3.1% 6/4/20		14,388,000	14,432,464
4.682% 8/9/28 (d)		8,844,000	9,010,267
8.7% 11/18/19		1,884,000	1,932,987
KeyBank NA 6.95% 2/1/28		1,259,000	1,559,079
Synchrony Bank 3.65% 5/24/21		14,890,000	15,087,403
TOTAL BANK NOTES
(Cost $69,664,082)			70,688,549

Preferred Securities - 0.7%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA 8.5% (b)(d)(t)		$930,000	$961,155
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV:
2.5%(Reg. S) (d)(t)	EUR	7,214,000	7,948,307
2.7%(Reg. S) (d)(t)	EUR	1,900,000	2,094,885
3.75% (d)(t)	EUR	4,600,000	5,301,176
			15,344,368
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (t)		4,538,000	4,651,450
Danone SA 1.75% (Reg. S) (d)(t)	EUR	2,300,000	2,525,764
			7,177,214
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Andeavor Logistics LP 6.875% (d)(t)		4,950,000	4,974,008
FINANCIALS - 0.5%
Banks - 0.4%
Alfa Bond Issuance PLC 8% (Reg. S) (d)(t)		2,756,000	2,777,345
Allied Irish Banks PLC 7.375% (Reg. S) (d)(t)	EUR	2,037,000	2,434,610
Banco Bilbao Vizcaya Argentaria SA:
5.875% (Reg. S) (d)(t)	EUR	3,400,000	3,720,141
6.75% (Reg. S) (d)(t)	EUR	4,200,000	4,780,006
Banco Do Brasil SA 9% (b)(d)(t)		3,690,000	3,931,695
Banco Mercantil del Norte SA 7.625% (b)(d)(t)		903,000	926,930
Bank of America Corp.:
5.875% (d)(t)		2,335,000	2,409,020
6.1% (d)(t)		5,186,000	5,556,021
6.25% (d)(t)		3,392,000	3,626,048
6.5% (d)(t)		1,911,000	2,078,213
Bank of Nova Scotia 4.65% (d)(t)		4,078,000	3,792,540
Barclays Bank PLC 7.625% 11/21/22		16,303,000	17,688,266
Barclays PLC 7.875% (Reg. S) (d)(t)		8,292,000	8,540,760
CYBG PLC 9.25% (Reg. S) (d)(t)	GBP	1,400,000	1,807,215
Danske Bank A/S 5.875% (Reg. S) (d)(t)	EUR	1,050,000	1,197,934
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (d)(t)		300,000	306,750
HSBC Holdings PLC 5.25% (d)(t)	EUR	4,947,000	5,834,259
Itau Unibanco Holding SA 6.125% (b)(d)(t)		1,175,000	1,157,963
Royal Bank of Scotland Group PLC:
7.5% (d)(t)		7,287,000	7,421,350
8.625% (d)(t)		2,335,000	2,463,425
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (t)	EUR	2,396,800	3,137,166
Tinkoff Credit Systems 9.25% (Reg. S) (d)(t)		2,892,000	2,972,296
Wells Fargo & Co. 5.9% (d)(t)		8,500,000	8,744,375
			97,304,328
Capital Markets - 0.0%
Deutsche Bank AG 6% (Reg. S) (d)(t)	EUR	2,000,000	1,902,216
Insurance - 0.1%
Assicurazioni Generali SpA 6.416% (d)(t)	GBP	2,650,000	3,372,053
Aviva PLC:
5.9021% (d)(t)	GBP	1,750,000	2,248,390
6.125% (d)(t)	GBP	8,080,000	10,776,973
Credit Agricole Assurances SA 4.25% (Reg. S) (d)(t)	EUR	2,700,000	3,140,619
QBE Insurance Group Ltd. 5.25% (Reg. S) (d)(t)		3,897,000	3,737,223
			23,275,258

TOTAL FINANCIALS			122,481,802

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
7.5% (b)(f)(t)		4,237,000	656,735
7.5% (Reg. S) (f)(t)		100,000	15,500
			672,235
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Samhallsbyggnadsbolaget I Norden AB 4.625% (Reg. S) (d)(t)	EUR	2,830,000	3,125,967
Real Estate Management & Development - 0.1%
CPI Property Group SA 4.375% (Reg. S) (d)(t)	EUR	3,550,000	3,717,904
Deutsche Annington Finance BV 4% (Reg. S) (d)(t)	EUR	1,400,000	1,657,643
Grand City Properties SA 3.75% (d)(t)	EUR	7,700,000	8,903,127
			14,278,674

TOTAL REAL ESTATE			17,404,641

UTILITIES - 0.0%
Water Utilities - 0.0%
Pennon Group PLC 2.875% (Reg. S) (d)(t)	GBP	1,226,000	1,550,138
TOTAL PREFERRED SECURITIES
(Cost $173,464,113)			170,565,561
		Shares	Value

Money Market Funds - 3.0%
Fidelity Cash Central Fund 2.41% (u)
(Cost $696,948,457)		696,865,039	697,004,412
		Maturity Amount	Value

Repurchase Agreements - 2.5%
Investments in repurchase agreements in a joint trading account at 2.5%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Government Obligations) # (v)
(Cost $567,516,000)		567,634,233	567,516,000

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 2.605% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	28,900,000	$532,693
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 2.61% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	48,600,000	889,732
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 2.643% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/22/22	38,200,000	668,075
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.651% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	35,200,000	604,588
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.5675% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	12,000,000	225,300
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.63% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	44,700,000	796,664
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.645% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	31,000,000	536,148
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.805% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2029	1/28/22	27,800,000	368,195
Option with an exercise rate of 3.00% on a credit default swap with Goldman Sachs Bank U.S.A to buy protection on the 5-Year iTraxx Europe Crossover Series 31 Index expiring June 2024, paying 5% quarterly.	7/17/19	EUR 91,500,000	1,403,869

TOTAL PUT OPTIONS			6,025,264

Call Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.605% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	28,900,000	1,325,239
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.61% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	48,600,000	2,237,640
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.643% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/22/22	38,200,000	1,811,680
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.651% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	35,200,000	1,679,550
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.5675% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	12,000,000	532,254
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.63% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	44,700,000	2,097,919
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.645% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	31,000,000	1,471,270
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.805% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2029	1/28/22	27,800,000	1,522,619

TOTAL CALL OPTIONS			12,678,171

TOTAL PURCHASED SWAPTIONS
(Cost $15,810,943)			18,703,435
TOTAL INVESTMENT IN SECURITIES - 114.9%
(Cost $26,159,903,202)			26,562,050,237
NET OTHER ASSETS (LIABILITIES) - (14.9)%			(3,452,692,039)
NET ASSETS - 100%			$23,109,358,198

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 6/1/34	$(40,450,000)	$(41,042,216)
3% 6/1/34	(23,200,000)	(23,539,664)
3% 6/1/34	(17,600,000)	(17,857,676)
3% 6/1/34	(3,200,000)	(3,246,850)
3% 6/1/34	(7,000,000)	(7,102,485)
3% 6/1/34	(12,000,000)	(12,175,688)
3% 6/1/34	(3,000,000)	(3,043,922)
3% 6/1/34	(15,500,000)	(15,726,931)
3% 6/1/34	(8,650,000)	(8,776,642)
3% 6/1/34	(24,200,000)	(24,554,305)
3% 6/1/34	(40,000,000)	(40,585,628)
3% 6/1/34	(27,000,000)	(27,395,299)
3% 6/1/49	(140,800,000)	(141,364,003)
3% 6/1/49	(4,100,000)	(4,116,423)
3% 6/1/49	(10,600,000)	(10,642,460)
3% 6/1/49	(4,900,000)	(4,919,628)
3% 6/1/49	(3,200,000)	(3,212,818)
3% 6/1/49	(3,800,000)	(3,815,222)
3% 6/1/49	(22,300,000)	(22,389,327)
3% 6/1/49	(22,700,000)	(22,790,929)
3% 6/1/49	(52,400,000)	(52,609,899)
3% 6/1/49	(51,650,000)	(51,856,894)
3% 6/1/49	(10,600,000)	(10,642,460)
3% 6/1/49	(7,800,000)	(7,831,244)
3% 6/1/49	(6,250,000)	(6,275,036)
3% 6/1/49	(38,300,000)	(38,453,418)
3% 6/1/49	(26,400,000)	(26,505,750)
3% 6/1/49	(32,200,000)	(32,328,984)
3% 6/1/49	(76,500,000)	(76,806,436)
3% 7/1/49	(22,300,000)	(22,377,131)
3% 7/1/49	(22,300,000)	(22,377,131)
3.5% 6/1/49	(21,900,000)	(22,335,057)
3.5% 6/1/49	(2,800,000)	(2,855,624)
3.5% 6/1/49	(2,800,000)	(2,855,624)
3.5% 6/1/49	(33,400,000)	(34,063,511)
3.5% 6/1/49	(15,900,000)	(16,215,863)
3.5% 6/1/49	(5,700,000)	(5,813,234)
3.5% 6/1/49	(12,700,000)	(12,952,293)
3.5% 6/1/49	(14,500,000)	(14,788,051)
3.5% 6/1/49	(36,200,000)	(36,919,135)
3.5% 6/1/49	(76,850,000)	(78,376,671)
3.5% 6/1/49	(19,275,000)	(19,657,909)
3.5% 6/1/49	(17,350,000)	(17,694,668)
3.5% 6/1/49	(19,275,000)	(19,657,909)
4% 6/1/49	(46,700,000)	(48,202,965)
4% 6/1/49	(46,700,000)	(48,202,965)
4% 6/1/49	(39,000,000)	(40,255,153)
4.5% 6/1/49	(2,500,000)	(2,611,833)
4.5% 6/1/49	(3,500,000)	(3,656,566)
4.5% 6/1/49	(6,600,000)	(6,895,239)
4.5% 6/1/49	(16,800,000)	(17,551,518)
4.5% 6/1/49	(11,500,000)	(12,014,432)

TOTAL FANNIE MAE		(1,249,938,719)

Ginnie Mae
3% 6/1/49	(30,000,000)	(30,450,810)
3% 6/1/49	(8,900,000)	(9,033,740)
3.5% 6/1/49	(138,400,000)	(142,262,028)
4% 6/1/49	(6,700,000)	(6,930,392)

TOTAL GINNIE MAE		(188,676,970)

TOTAL TBA SALE COMMITMENTS
(Proceeds $1,427,536,227)		$(1,438,615,689)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.975% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2026	8/30/19	24,000,000	$(229,200)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 2.45% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	5/13/22	11,000,000	(245,217)
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.265% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2026	8/13/19	14,000,000	(28,587)

TOTAL PUT SWAPTIONS			(503,004)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.45% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	5/13/22	11,000,000	(438,503)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.975% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2026	8/30/19	24,000,000	(229,200)
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.265% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2026	8/13/19	14,000,000	(300,227)

TOTAL CALL SWAPTIONS			(967,930)

TOTAL WRITTEN SWAPTIONS			$(1,470,934)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	40	June 2019	$3,939,792	$172,365	$172,365
ICE Long Gilt Contracts (United Kingdom)	29	Sept. 2019	4,753,390	27,917	27,917
TME 10 Year Canadian Note Contracts (Canada)	161	Sept. 2019	17,016,018	123,254	123,254
TOTAL BOND INDEX CONTRACTS					323,536
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	42	Sept. 2019	9,016,219	28,136	28,136
CBOT 5-Year U.S. Treasury Note Contracts (United States)	181	Sept. 2019	21,243,461	103,817	103,817
CBOT Long Term U.S. Treasury Bond Contracts (United States)	181	Sept. 2019	27,823,094	416,757	416,757
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	192	Sept. 2019	26,217,000	257,250	257,250
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	134	Sept. 2019	23,554,688	496,376	496,376
TOTAL TREASURY CONTRACTS					1,302,336

TOTAL PURCHASED					1,625,872

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	45	June 2019	6,732,393	(59,674)	(59,674)
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,588	Sept. 2019	201,279,000	(1,356,667)	(1,356,667)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	462	Sept. 2019	99,178,406	(376,649)	(376,649)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,923	Sept. 2019	225,697,102	(2,708,084)	(2,708,084)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	986	Sept. 2019	134,635,219	(2,743,022)	(2,743,022)
TOTAL TREASURY CONTRACTS					(7,184,422)

TOTAL SOLD					(7,244,096)

TOTAL FUTURES CONTRACTS					$(5,618,224)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

The notional amount of futures sold as a percentage of Net Assets is 2.9%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
USD	3,041,960	EUR	2,691,000	BNP Paribas SA	8/27/19	$14,260
USD	563,620	EUR	501,000	BNP Paribas SA	8/27/19	(66)
USD	797,683	EUR	704,000	JPMorgan Chase Bank, N.A.	8/27/19	5,598
USD	330,280,369	EUR	291,453,000	State Street Bank and Trust Co.	8/27/19	2,360,479
USD	4,487,482	EUR	4,001,000	State Street Bank and Trust Co.	8/27/19	(14,128)
USD	52,670,071	GBP	40,456,000	Goldman Sachs Bank USA	8/27/19	1,308,549
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$3,674,692
					Unrealized Appreciation	3,688,886
					Unrealized Depreciation	(14,194)

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(3)	Value(1)	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
5-Year iTraxx Europe Series 25 Index		Jun. 2021	ICE	(1%)	Quarterly	EUR 8,300,000	$(58,345)	$0	$(58,345)
Accor SA		Jun. 2022	Citibank, N.A.	(1%)	Quarterly	EUR 4,200,000	(88,923)	57,148	(31,775)
CMBX N.A. AAA Index Series 11		Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	27,500,000	109,046	(63,298)	45,748
CMBX N.A. AAA Index Series 11		Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	26,046,000	103,280	(187,133)	(83,853)
CMBX N.A. AAA Index Series 11		Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	23,900,000	94,771	(27,387)	67,384
CMBX N.A. AAA Index Series 11		Nov. 2054	Credit Suisse International	(0.5%)	Monthly	12,754,000	50,573	(91,634)	(41,061)
CMBX N.A. AAA Index Series 11		Nov. 2054	Credit Suisse International	(0.5%)	Monthly	17,000,000	67,410	(60,090)	7,320
CMBX N.A. AAA Index Series 11		Nov. 2054	Credit Suisse International	(0.5%)	Monthly	11,620,000	46,077	(1,841)	44,236
CMBX N.A. AAA Index Series 11		Nov. 2054	J.P. Morgan Securities LLC	(0.5%)	Monthly	13,470,000	53,413	(91,934)	(38,521)
Gas Natural Capital Markets SA		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 4,200,000	(109,862)	74,241	(35,621)
Standard Chartered PLC		Jun. 2021	Goldman Sachs Bank USA	(1%)	Quarterly	EUR 1,550,000	(28,889)	(64,222)	(93,111)
TOTAL BUY PROTECTION							238,551	(456,150)	(217,599)
Sell Protection
5-Year iTraxx Europe Senior Financial Series 25 Index	NR	Jun. 2021	ICE	1%	Quarterly	EUR 8,300,000	188,990	0	188,990
Casino Guichard Perrachon SA	Ba3	Jun. 2019	JPMorgan Chase Bank, N.A.	1%	Quarterly	EUR 550,000	(446)	902	456
TOTAL SELL PROTECTION							188,544	902	189,446

TOTAL CREDIT DEFAULT SWAPS							$427,095	$(455,248)	$(28,153)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
3-month LIBOR(3)	Quarterly	3%	Semi - annual	LCH	Jun. 2029	$16,890,000	$(483,138)	$0	$(483,138)
0.75%	Annual	6-month EURIBOR(3)	Semi - annual	LCH	Dec. 2029	EUR 3,640,000	66,087	0	66,087
1.25%	Annual	6-month EURIBOR(3)	Semi - annual	LCH	Dec. 2034	EUR 20,770,000	135,763	0	135,763
1.25%	Semi - annual	6-month EURIBOR(3)	Semi - annual	LCH	Dec. 2039	EUR 130,000	160	0	160

TOTAL INTEREST RATE SWAPS							$(281,128)	$0	$(281,128)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

EUR – European Monetary Unit

GBP – British pound

USD – U.S. dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,081,316,244 or 13.3% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Non-income producing - Security is in default.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,540,404.

 (h) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,439,358.

 (i) Security or a portion of the security is on loan at period end.

 (j) Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $104,770.

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Level 3 security

 (m) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (n) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (o) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (p) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,069,842 or 0.0% of net assets.

 (r) Non-income producing

 (s) The coupon rate will be determined upon settlement of the loan after period end.

 (t) Security is perpetual in nature with no stated maturity date.

 (u) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (v) Includes investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07 - 11/28/18	$1,030,005

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,804,630
Total	$12,804,630

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Real Estate High Income Fund	$--	$100,000,000	$100,000,000	$--	$--	$--	0.0%
Total	$--	$100,000,000	$100,000,000	$--	$--	$--

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$567,516,000 due 6/3/19 at 2.5%
J.P. Morgan Securities, Inc.	$567,516,000
$567,516,000

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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